Global Atlantic BlackRock Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 99.9%
	DEBT FUNDS - 39.2%
11,921	iShares 20+ Year Treasury Bond ETF	$1,705,657
13,940	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,777,071
100,043	iShares Intermediate-Term Corporate Bond ETF	5,794,491
50,296	iShares MBS ETF	5,447,057
97,999	iShares Short Maturity Bond ETF	4,933,270
458,774	iShares U.S. Treasury Bond ETF	12,077,226
		31,734,772
	EQUITY FUNDS - 60.7%
115,894	iShares Core MSCI EAFE ETF	7,077,647
90,263	iShares Core MSCI Emerging Markets ETF	4,424,692
67,557	iShares Core S&P 500 ETF	20,167,116
98,788	iShares Core S&P Total U.S. Stock Market ETF	6,625,711
74,520	iShares Edge MSCI Min Vol USA ETF	4,776,732
21,001	iShares Edge MSCI USA Momentum Factor ETF	2,504,369
19,635	iShares Global Tech ETF	3,631,884
		49,208,151

	TOTAL EXCHANGE TRADED FUNDS (Cost $75,768,096)	80,942,923

	TOTAL INVESTMENTS - 99.9% (Cost - $75,768,096)	$80,942,923
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	103,459
	TOTAL NET ASSETS - 100.0%	$81,046,382

ETF - Exchange Traded Fund

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	ADVERTISING - 0.7%
183,321	Interpublic Group of Cos., Inc.	$3,952,401

	AEROSPACE/DEFENSE - 2.8%
5,321	Boeing Co. (The)	2,024,481
3,343	HEICO Corp.	417,474
20,892	Lockheed Martin Corp.	8,149,134
5,084	Northrop Grumman Corp.	1,905,432
9,912	Raytheon Co.	1,944,635
3,728	Teledyne Technologies, Inc. *	1,200,379
		15,641,535
	AGRICULTURE - 0.7%
58,736	Altria Group, Inc.	2,402,302
18,006	Philip Morris International, Inc.	1,367,196
		3,769,498
	AIRLINES - 0.1%
1,658	Alaska Air Group, Inc.	107,621
6,877	Delta Air Lines, Inc.	396,115
		503,736
	APPAREL - 0.3%
18,407	NIKE, Inc.	1,728,785

	AUTO MANUFACTURERS - 1.4%
170,984	Ford Motor Co.	1,566,213
92,308	PACCAR, Inc.	6,462,483
		8,028,696
	AUTO PARTS & EQUIPMENT - 0.1%
11,726	Dana, Inc.	169,323
21,725	Goodyear Tire & Rubber Co. (The)	312,949
		482,272
	BANKS - 4.8%
172,898	Bank of America Corp.	5,043,435
3,098	Bank of Nova Scotia (The)	176,121
672	Canadian Imperial Bank of Commerce	55,480
11,974	Citigroup, Inc.	827,164
66,114	Citizens Financial Group, Inc.	2,338,452
830	Cullen/Frost Bankers, Inc.	73,496
2,075	East West Bancorp, Inc.	91,902
9,156	First Hawaiian, Inc.	244,465
16,515	First Horizon National Corp.	267,543
60,324	JP Morgan Chase & Co.	7,099,532
88,276	Morgan Stanley	3,766,737
6,784	Royal Bank of Canada	550,589
4,776	SunTrust Banks, Inc.	328,589
18,813	US Bancorp	1,041,111
73,872	Wells Fargo & Co.	3,726,104
12,361	Western Alliance Bancorp	569,595
9,737	Zions Bancorp NA	433,491
		26,633,806

	BEVERAGES - 1.5%
30,927	Diageo PLC (ADR)	5,057,183
4,173	Molson Coors Brewing Co.	239,947
17,487	Monster Beverage Corp. *	1,015,295
12,806	PepsiCo, Inc.	1,755,703
		8,068,128
	BIOTECHNOLOGY - 2.7%
8,254	Amgen, Inc.	1,597,232
6,952	Biogen, Inc. *	1,618,565
15,682	Celgene Corp. *	1,557,223
123,044	Gilead Sciences, Inc.	7,798,529
5,923	Regeneron Pharmaceuticals, Inc. *	1,643,040
3,064	Vertex Pharmaceuticals, Inc. *	519,103
		14,733,692
	CHEMICALS - 1.3%
15,797	Air Products & Chemicals, Inc.	3,504,722
7,213	CF Industries Holdings, Inc.	354,880
10,093	Ecolab, Inc.	1,998,818
12,150	LyondellBasell Industries NV	1,087,060
		6,945,480
	COMMERCIAL SERVICES - 2.0%
45,058	Automatic Data Processing, Inc.	7,273,262
1,217	CoStar Group, Inc. *	721,924
31,135	H&R Block, Inc.	735,409
7,397	Insperity, Inc.	729,492
16,149	Robert Half International, Inc.	898,853
422	S&P Global, Inc.	103,382
7,200	Square, Inc. *	446,040
		10,908,362
	COMPUTERS - 4.8%
5,884	Accenture PLC	1,131,787
15,254	Amdocs Ltd.	1,008,442
99,872	Apple, Inc.	22,368,332
4,088	Dell Technologies, Inc. - Class C *	212,004
1	EPAM Systems, Inc. *	182
74,056	HP, Inc.	1,401,140
7,500	NetApp, Inc.	393,825
		26,515,712
	COSMETICS/PERSONAL CARE - 1.4%
14,441	Estee Lauder Cos., Inc. (The)	2,873,037
38,413	Procter & Gamble Co. (The)	4,777,809
		7,650,846
	DISTRIBUTION/WHOLESALE - 0.0% **
7,626	Resideo Technologies, Inc. *	109,433

	DIVERSIFIED FINANCIAL SERVICES - 6.0%
24,671	Ally Financial, Inc.	818,090
43,794	American Express Co.	5,179,954
17,425	Capital One Financial Corp.	1,585,326
56,347	Charles Schwab Corp. (The)	2,356,995
9,945	CME Group, Inc.	2,101,776
18,654	Discover Financial Services	1,512,653
4,460	Evercore, Inc.	357,246
22,057	Intercontinental Exchange, Inc.	2,035,199
42,152	Mastercard, Inc.	11,447,219
33,710	TD Ameritrade Holding Corp.	1,574,257
25,418	Visa, Inc.	4,372,150
		33,340,865

	ELECTRIC - 3.4%
24,526	Alliant Energy Corp.	1,322,687
40,936	Consolidated Edison, Inc.	3,867,224
26,259	DTE Energy Co.	3,491,397
1,778	IDACORP, Inc.	200,327
37,506	OGE Energy Corp.	1,702,022
14,781	Pinnacle West Capital Corp.	1,434,792
102,745	Xcel Energy, Inc.	6,667,123
		18,685,572
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
30,374	AMETEK, Inc.	2,788,941
13,566	Generac Holdings, Inc. *	1,062,760
6,498	Hubbell, Inc.	853,837
		4,705,538
	ELECTRONICS - 1.6%
41,913	ADT, Inc.	262,795
33,978	Allegion PLC	3,521,820
22,144	Honeywell International, Inc.	3,746,765
26,215	National Instruments Corp.	1,100,768
		8,632,148
	ENGINEERING & CONSTRUCTION - 0.2%
18,659	Fluor Corp.	356,947
4,742	Frontdoor, Inc. *	230,319
6,727	MasTec, Inc. *	436,784
		1,024,050
	ENTERTAINMENT - 0.0% **
8,903	International Game Technology PLC	126,512

	ENVIRONMENTAL CONTROL - 0.4%
19,664	Waste Management, Inc.	2,261,360

	FOOD - 1.3%
46,041	General Mills, Inc.	2,537,780
25,728	Hershey Co. (The)	3,987,583
15,538	Performance Food Group Co. *	714,903
		7,240,266
	FOREST PRODUCTS & PAPER - 0.0% **
8,365	Domtar Corp.	299,551

	GAS - 0.2%
9,839	Southwest Gas Holdings, Inc.	895,743

	HAND/MACHINE TOOLS - 0.1%
4,519	Snap-on, Inc.	707,404

	HEALTHCARE - PRODUCTS - 2.4%
725	Align Technology, Inc. *	131,167
25,745	Danaher Corp.	3,718,350
15,472	Hologic, Inc. *	781,181
3,269	IDEXX Laboratories, Inc. *	888,939
21,625	Medtronic PLC	2,348,908
380	Penumbra, Inc. *	51,106
19,045	Stryker Corp.	4,119,434
4,020	Thermo Fisher Scientific, Inc.	1,170,905
		13,209,990
	HEALTHCARE - SERVICES - 1.4%
13,727	Anthem, Inc.	3,295,853
20,213	UnitedHealth Group, Inc.	4,392,689
1,113	WellCare Health Plans, Inc. *	288,456
		7,976,998
	HOME BUILDERS - 0.1%
12,114	D.R. Horton, Inc.	638,529

	HOUSEHOLD PRODUCTS/WARES - 0.7%
32,642	Church & Dwight Co., Inc.	2,455,984
9,494	Kimberly-Clark Corp.	1,348,623
		3,804,607
	INSURANCE - 5.6%
6,602	Aflac, Inc.	345,417
19,690	Allstate Corp. (The)	2,139,909
19,252	Arthur J Gallagher & Co.	1,724,402
61,198	Berkshire Hathaway, Inc. *	12,730,408
8,411	Cincinnati Financial Corp.	981,311
31,916	First American Financial Corp.	1,883,363
14,118	Globe Life, Inc.	1,351,940
16,586	Lincoln National Corp.	1,000,468
44,812	MetLife, Inc.	2,113,334
6,611	Progressive Corp. (The)	510,700
46,043	Prudential Financial, Inc.	4,141,568
8,135	Travelers Cos., Inc. (The)	1,209,593
24,319	Unum Group	722,761
		30,855,174
	INTERNET - 9.2%
7,191	Alibaba Group Holding Ltd. (ADR) *	1,202,551
4,388	Alphabet, Inc. - Class A *	5,358,362
6,683	Alphabet, Inc. - Class C *	8,146,577
10,694	Amazon.com, Inc. *	18,563,822
12,952	Baidu, Inc. (ADR) *	1,330,948
10,433	CDW Corp.	1,285,763
58,662	Facebook, Inc. *	10,446,529
13,370	GoDaddy, Inc. *	882,153
4,971	JD.com, Inc. (ADR) *	140,232
18,592	Lyft, Inc. *	759,297
7,334	Netflix, Inc. *	1,962,725
33,219	Pinterest, Inc. *	878,643
8,514	Yelp, Inc. *	295,862
		51,253,464

	LEISURE TIME - 0.1%
6,802	Royal Caribbean Cruises Ltd.	736,861

	LODGING - 0.1%
5,160	Boyd Gaming Corp.	123,582
44,510	Extended Stay America, Inc.	651,626
		775,208
	MACHINERY - CONSTRUCTION & MINING - 0.5%
7,226	Caterpillar, Inc.	912,716
25,113	Oshkosh Corp.	1,903,565
		2,816,281
	MACHINERY - DIVERSIFIED - 0.9%
15,041	Crane Co.	1,212,756
6,465	Cummins, Inc.	1,051,662
4,105	IDEX Corp.	672,727
5,835	Roper Technologies, Inc.	2,080,761
		5,017,906
	MEDIA - 1.4%
9,708	AMC Networks, Inc. *	477,245
68,872	Comcast Corp.	3,104,750
12,048	Discovery, Inc. - Class A *	320,838
1,148	Discovery, Inc. - Class C *	28,264
7,907	Sinclair Broadcast Group, Inc.	337,945
73,646	Viacom, Inc.	1,769,713
14,311	Walt Disney Co. (The)	1,865,010
		7,903,765
	MINING - 0.2%
13,069	Alcoa Corp. *	262,295
51,747	Freeport-McMoRan, Inc.	495,219
2,820	Rio Tinto PLC (ADR)	146,894
		904,408
	MISCELLANEOUS MANUFACTURING - 0.4%
2,345	3M Co.	385,518
7,700	ArcelorMittal (ADR) *	109,648
9,676	Ingersoll-Rand PLC	1,192,180
3,097	Parker-Hannifin Corp.	559,349
		2,246,695
	OIL & GAS - 3.5%
2,187	BP PLC (ADR)	83,084
21,022	Chevron Corp.	2,493,209
11,719	CNOOC Ltd. (ADR)	1,784,218
55,854	ConocoPhillips	3,182,561
28,151	EOG Resources, Inc.	2,089,367
4,677	Equinor ASA (ADR)	88,629
77,105	Exxon Mobil Corp.	5,444,384
10,371	Marathon Petroleum Corp.	630,038
4,752	Petroleo Brasileiro SA (ADR)	68,761
12,154	Phillips 66	1,244,570
6,388	Royal Dutch Shell PLC (ADR)	375,934
141,595	Transocean Ltd. *	632,930
16,864	Valero Energy Corp.	1,437,487
		19,555,172

	OIL & GAS SERVICES - 0.1%
6,528	Baker Hughes a GE Co.	151,450
17,354	Patterson-UTI Energy, Inc.	148,377
		299,827
	PACKAGING & CONTAINERS - 0.3%
49,093	WestRock Co.	1,789,440

	PHARMACEUTICALS - 6.5%
46,010	AbbVie, Inc.	3,483,877
22,427	AmerisourceBergen Corp.	1,846,415
72,463	Bristol-Myers Squibb Co.	3,674,599
15,735	Cigna Corp.	2,388,416
53,139	CVS Health Corp.	3,351,477
12,209	Eli Lilly & Co.	1,365,332
81,963	Johnson & Johnson	10,604,373
45,212	Merck & Co., Inc.	3,805,946
72,681	Pfizer, Inc.	2,611,428
23,351	Zoetis, Inc.	2,909,301
		36,041,164
	PIPELINES - 0.3%
61,089	Williams Cos., Inc. (The)	1,469,801

	REAL ESTATE INVESTMENT TRUSTS - 2.7%
4,731	American Tower Corp.	1,046,166
2,788	Boston Properties, Inc.	361,492
31,529	Host Hotels & Resorts, Inc.	545,136
18,472	Invitation Homes, Inc.	546,956
36,165	Outfront Media, Inc.	1,004,664
53,955	Park Hotels & Resorts, Inc.	1,347,256
51,060	Prologis, Inc.	4,351,333
4,818	SBA Communications Corp.	1,161,861
30,063	Simon Property Group, Inc.	4,679,306
		15,044,170
	RETAIL - 6.0%
1,271	AutoZone, Inc. *	1,378,552
14,563	Costco Wholesale Corp.	4,195,746
33,008	Darden Restaurants, Inc.	3,902,206
15,485	Dollar General Corp.	2,461,186
2,038	Domino’s Pizza, Inc.	498,474
29,249	Home Depot, Inc. (The)	6,786,353
10,173	Lululemon Athletica, Inc. *	1,958,608
18,408	McDonald’s Corp.	3,952,382
19,480	Restaurant Brands International, Inc.	1,385,807
12,441	Ross Stores, Inc.	1,366,644
7,279	Target Corp.	778,198
1,541	Tractor Supply Co.	139,368
39,617	Walmart, Inc.	4,701,746
		33,505,270

	SEMICONDUCTORS - 3.5%
5,357	Advanced Micro Devices, Inc. *	155,299
63,302	Applied Materials, Inc.	3,158,770
1,579	Broadcom, Inc.	435,915
1	Cabot Microelectronics Corp.	141
2,671	Cirrus Logic, Inc. *	143,112
104,648	Intel Corp.	5,392,511
6,331	Lam Research Corp.	1,463,157
29,651	NVIDIA Corp.	5,161,350
12,005	QUALCOMM, Inc.	915,741
19,801	Texas Instruments, Inc.	2,559,081
		19,385,077
	SOFTWARE - 8.5%
13,965	Adobe, Inc. *	3,857,831
13,938	Dropbox, Inc. *	281,129
1,678	Electronic Arts, Inc. *	164,142
4,354	Fidelity National Information Services, Inc.	578,037
10,948	Intuit, Inc.	2,911,511
175,935	Microsoft Corp.	24,460,243
2,615	Oracle Corp.	143,903
45,301	Paychex, Inc.	3,749,564
37,348	Salesforce.com, Inc. *	5,543,937
8,756	Sea Ltd. (ADR) *	270,998
7,482	ServiceNow, Inc. *	1,899,306
17,805	Veeva Systems, Inc. *	2,718,645
76,637	Zygna, Inc. *	446,027
		47,025,273
	TELECOMMUNICATIONS - 3.8%
57,991	AT&T, Inc.	2,194,379
123,435	BCE, Inc.	5,975,488
12,331	China Mobile Ltd. (ADR)	510,503
11,877	Ciena Corp. *	465,935
154,809	Cisco Systems, Inc.	7,649,113
22,158	Telephone & Data Systems, Inc.	571,676
64,476	Verizon Communications, Inc.	3,891,771
		21,258,865
	TRANSPORTATION - 0.6%
14,418	CH Robinson Worldwide, Inc.	1,222,358
10,470	CSX Corp.	725,257
7,439	Landstar System, Inc.	837,483
24,849	ZTO Express Cayman, Inc. (ADR)	530,029
		3,315,127
	TRUCKING & LEASING - 0.3%
18,354	GATX Corp.	1,422,986

	WATER - 0.8%
36,788	American Water Works Co., Inc.	4,570,173

	TOTAL COMMON STOCKS (Cost - $497,108,552)	546,413,622

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
7,360,991	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a)(Cost - $7,360,991)	7,360,991

	TOTAL INVESTMENTS - 99.8% (Cost - $504,469,543)	$553,774,613
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	1,270,472
	TOTAL NET ASSETS - 100.0%	$555,045,085

*	Non-income producing security.

**	Amount is less than 0.05%

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at September 30, 2019.

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	60	December-19	$8,935,500	$(86,722)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(86,722)

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.0%
	ADVERTISING - 0.4%
3,370	Interpublic Group of Cos., Inc.	$72,657

	AEROSPACE/DEFENSE - 4.0%
399	Boeing Co.	151,808
112	Heico Corp. - Class A	10,899
160	Heico Corp. - Class C	19,981
768	Lockheed Martin Corp.	299,566
247	Northrop Grumman Corp.	92,573
209	Raytheon Co.	41,004
208	Teledyne Technologies, Inc. *	66,974
		682,805
	AGRICULTURE - 0.3%
1,271	Altria Group, Inc.	51,984

	AIRLINES - 0.0% ^
58	Alaska Air Group, Inc.	3,765

	APPAREL - 0.7%
1,204	Nike, Inc.	113,080

	AUTO MANUFACTURERS - 0.9%
1,765	PACCAR, Inc.	123,568
108	Tesla, Inc. *	26,014
		149,582
	BANKS - 0.0% ^
151	Morgan Stanley	6,443

	BEVERAGES - 1.3%
284	Coca-Cola Co. (The)	15,461
705	Monster Beverage Corp. *	40,932
1,242	PepsiCo., Inc.	170,278
		226,671
	BIOTECHNOLOGY - 3.3%
614	Amgen, Inc.	118,815
84	Biogen, Inc. *	19,557
840	Celgene Corp. *	83,412
2,967	Gilead Sciences, Inc.	188,048
284	Incyte Corp. *	21,081
169	Regeneron Pharmaceuticals, Inc. *	46,881
517	Vertex Pharmaceuticals, Inc. *	87,590
		565,384
	CHEMICALS - 0.6%
33	Air Products & Chemicals, Inc.	7,321
439	Ecolab, Inc.	86,940
		94,261

	COMMERCIAL SERVICES - 4.1%
1,665	Automatic Data Processing, Inc.	268,764
464	Booz Allen Hamilton Holding Corp.	32,953
131	Bright Horizons Family Solutions, Inc. *	19,978
145	CoStar Group, Inc. *	86,014
968	H&R Block, Inc.	22,864
124	Insperity, Inc.	12,229
80	Moody’s Corp.	16,386
505	Paylocity Holding Corp. *	49,278
341	PayPal Holdings, Inc. *	35,324
835	Robert Half International, Inc.	46,476
172	S&P Global, Inc.	42,137
826	Square, Inc. *	51,171
117	TriNet Group, Inc. *	7,276
		690,850
	COMPUTERS - 8.3%
631	Accenture PLC	121,373
515	Amdocs Ltd.	34,047
5,425	Apple, Inc.	1,215,037
149	Dell Technologies, Inc. - Class C *	7,727
44	Elastic NV *	3,623
38	Fortinet, Inc. *	2,917
751	HP, Inc.	14,209
93	Parsons Corp. *	3,067
		1,402,000
	COSMETICS/PERSONAL CARE - 0.5%
410	Estee Lauder Cos., Inc. (The)	81,570

	DISTRIBUTION/WHOLESALE - 0.1%
99	Copart, Inc. *	7,953
443	Resideo Technologies, Inc. *	6,357
		14,310
	DIVERSIFIED FINANCIAL SERVICES - 6.9%
270	Ally Financial, Inc.	8,953
1,275	American Express Co.	150,807
1,362	Charles Schwab Corp. (The)	56,972
59	CME Group, Inc.	12,469
21	Credit Acceptance Corp. *	9,688
287	Discover Financial Services	23,273
152	Evercore, Inc.	12,175
641	Intercontinental Exchange, Inc.	59,145
1,753	Mastercard, Inc.	476,062
1,168	TD Ameritrade Holding Corp.	54,546
1,796	Visa, Inc.	308,930
		1,173,020
	ELECTRIC - 0.5%
497	OGE Energy Corp.	22,554
904	Xcel Energy, Inc.	58,661
		81,215
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
968	AMETEK, Inc.	88,882
375	Generac Holdings, Inc. *	29,378
165	Hubbell, Inc.	21,681
		139,941

	ELECTRONICS - 1.6%
1,312	Allegion PLC	135,989
470	Gentex Corp.	12,941
168	Honeywell International, Inc.	28,426
25	Keysight Technologies, Inc. *	2,431
31	Mettler-Toledo International, Inc. *	21,836
1,541	National Instruments Corp.	64,707
		266,330
	ENGINEERING & CONSTRUCTION - 0.2%
223	Frontdoor, Inc. *	10,831
444	MasTec, Inc. *	28,829
		39,660
	ENTERTAINMENT - 0.4%
19	Churchill Downs, Inc.	2,346
652	Live Nation Entertainment, Inc. *	43,254
203	Six Flags Entertainment Corp.	10,310
43	Vail Resorts, Inc.	9,785
		65,695
	ENVIRONMENTAL CONTROL - 0.3%
471	Waste Management, Inc.	54,165

	FOOD - 0.9%
162	General Mills, Inc.	8,929
713	Hershey Co. (The)	110,508
611	Performance Food Group Co. *	28,112
		147,549
	GAS - 0.0% ^
75	Southwest Gas Holdings, Inc.	6,828

	HEALTHCARE - PRODUCTS - 3.1%
15	Align Technology, Inc. *	2,714
616	Danaher Corp.	88,969
128	Edwards Lifesciences Corp. *	28,149
884	Hologic, Inc. *	44,633
292	IDEXX Laboratories, Inc. *	79,404
67	Masimo Corp. *	9,969
112	Penumbra, Inc. *	15,063
920	Stryker Corp.	198,996
211	Thermo Fisher Scientific, Inc.	61,458
		529,355
	HEALTHCARE - SERVICES - 2.1%
341	Anthem, Inc.	81,874
54	Chemed Corp.	22,549
1,064	UnitedHealth Group, Inc.	231,229
54	WellCare Health Plans, Inc. *	13,995
		349,647
	HOME BUILDERS - 0.1%
245	D.R. Horton, Inc.	12,914

	HOME FURNISHINGS - 0.0% ^
26	Tempur Sealy International, Inc. *	2,007

	HOUSEHOLD PRODUCTS/WARES - 0.4%
922	Church & Dwight Co., Inc.	69,371

	INSURANCE - 1.0%
222	Arthur J Gallagher & Co.	19,885
187	Berkshire Hathaway, Inc. *	38,900
181	Brown & Brown, Inc.	6,527
226	Cincinnati Financial Corp.	26,367
641	First American Financial Corp.	37,825
461	Globe Life, Inc.	44,145
		173,649
	INTERNET - 15.9%
292	Alphabet, Inc. - Class A *	356,573
362	Alphabet, Inc. - Class C *	441,278
572	Amazon.com, Inc. *	992,941
464	CDW Corp.	57,183
249	Etsy, Inc. *	14,069
16	Expedia Group, Inc.	2,151
2,965	Facebook, Inc. *	528,007
508	GoDaddy, Inc. *	33,518
585	Lyft, Inc. *	23,891
130	Match Group, Inc.	9,287
459	Netflix, Inc. *	122,838
1,025	Pinterest, Inc. *	27,111
165	RingCentral, Inc. *	20,734
242	Spotify Technology SA *	27,588
449	Twitter, Inc. *	18,499
28	Wayfair, Inc. *	3,139
632	Yelp, Inc. *	21,962
		2,700,769
	LEISURE TIME - 0.1%
341	Planet Fitness, Inc. *	19,734

	LODGING - 0.2%
489	Boyd Gaming Corp.	11,712
319	Choice Hotels International, Inc.	28,378
		40,090
	MACHINERY - CONSTRUCTION & MINING - 0.3%
732	Oshkosh Corp.	55,486

	MACHINERY - DIVERSIFIED - 0.7%
306	IDEX Corp.	50,147
172	Roper Technologies, Inc.	61,335
		111,482
	MEDIA - 0.7%
544	AMC Networks, Inc. *	26,743
72	FactSet Research Systems, Inc.	17,494
510	Sinclair Broadcast Group, Inc.	21,797
2,480	Sirius XM Holdings, Inc.	15,512
1,244	Viacom, Inc.	29,893
		111,439
	MISCELLANEOUS MANUFACTURING - 0.2%
92	Carlisle Cos., Inc.	13,390
111	Ingersoll-Rand PLC	13,676
		27,066
	PACKAGING & CONTAINERS - 0.0% ^
85	WestRock Co.	3,098

	PHARMACEUTICALS - 4.8%
2,114	AbbVie, Inc.	160,072
770	AmerisourceBergen Corp.	63,394
1,474	Bristol-Myers Squibb Co.	74,747
193	Cigna Corp.	29,295
321	CVS Health Corp.	20,245
481	Eli Lilly & Co.	53,790
811	Johnson & Johnson	104,927
1,936	Merck & Co., Inc.	162,972
1,109	Zoetis, Inc.	138,170
		807,612
	REAL ESTATE INVESTMENT TRUSTS - 2.2%
470	American Tower Corp.	103,931
15	Equinix, Inc.	8,652
127	Invitation Homes, Inc.	3,760
116	Lamar Advertising Co.	9,504
1,250	Outfront Media, Inc.	34,725
542	Park Hotels & Resorts, Inc.	13,534
427	Prologis, Inc.	36,389
236	SBA Communications Corp.	56,911
716	Simon Property Group, Inc.	111,445
		378,851
	RETAIL - 6.5%
66	AutoZone, Inc. *	71,585
13	Chipotle Mexican Grill, Inc. *	10,926
638	Costco Wholesale Corp.	183,814
1,032	Darden Restaurants, Inc.	122,003
655	Dollar General Corp.	104,106
136	Domino’s Pizza, Inc.	33,264
801	Home Depot, Inc. (The)	185,848
350	Lowe’s Cos., Inc.	38,486
511	Lululemon Athletica, Inc. *	98,383
288	McDonald’s, Corp.	61,837
782	Ross Stores, Inc.	85,903
227	Starbucks Corp.	20,071
452	Texas Roadhouse, Inc.	23,739
324	Tractor Supply Co.	29,303
234	Yum! Brands, Inc.	26,543
		1,095,811
	SEMICONDUCTORS - 4.0%
559	Advanced Micro Devices, Inc. *	16,205
1,902	Applied Materials, Inc.	94,910
232	Broadcom, Inc.	64,048
685	Cirrus Logic, Inc. *	36,702
196	Lam Research Corp.	45,298
1,041	NVIDIA Corp.	181,207
941	Qualcomm, Inc.	71,779
1,288	Texas Instruments, Inc.	166,461
96	Xilinx, Inc.	9,206
		685,816

	SOFTWARE - 15.8%
863	Adobe, Inc. *	238,404
534	Cadence Design Systems, Inc. *	35,287
142	Dropbox, Inc. *	2,864
137	Electronic Arts, Inc. *	13,401
412	Fidelity National Information Services, Inc.	54,697
449	Intuit, Inc.	119,407
583	Manhattan Associates, Inc. *	47,031
9,597	Microsoft Corp.	1,334,271
716	Oracle Corp.	39,401
2,055	Paychex, Inc.	170,092
76	Paycom Software, Inc. *	15,921
1,596	Salesforce.com, Inc. *	236,910
547	ServiceNow, Inc. *	138,856
32	Take-Two Interactive Software, Inc. *	4,011
784	Veeva Systems, Inc. *	119,709
406	Workday, Inc. *	69,004
6,544	Zynga, Inc. *	38,086
		2,677,352
	TELECOMMUNICATIONS - 2.1%
64	Ciena Corp. *	2,511
6,311	Cisco Systems, Inc.	311,827
958	Telephone & Data Systems, Inc.	24,716
556	United States Cellular Corp. *	20,894
		359,948
	TRANSPORTATION - 0.8%
863	CH Robinson Worldwide, Inc.	73,165
28	Expeditors International of Washington, Inc.	2,080
501	Landstar System, Inc.	56,403
		131,648
	TRUCKING & LEASING - 0.4%
901	GATX Corp.	69,855

	WATER - 0.5%
634	American Water Works Co., Inc.	78,762

	TOTAL COMMON STOCKS (Cost - $14,473,816)	16,621,527

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
332,349	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a)(Cost - $332,349)	332,349

	TOTAL INVESTMENTS - 99.9% (Cost - $14,806,165)	$16,953,876
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	9,054
	TOTAL NET ASSETS - 100.0%	$16,962,930

*	Non-income producing security

^	Represents less than 0.05%

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at September 30, 2019.

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	2	Dec-19	$297,850	$(3,029)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(3,029)

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 6.0%
	EQUITY FUNDS - 6.0%
105,207	iShares MSCI India ETF	$3,531,799
113,125	iShares MSCI Taiwan ETF	4,113,225
32,258	iShares MSCI Turkey ETF	861,934
	TOTAL EQUITY FUNDS (Cost - $8,228,449)	8,506,958

	COMMON STOCKS - 90.4%
	ADVERTISING - 0.2%
1,500	Dentsu, Inc.	52,811
3,871	Publicis Groupe SA	190,414
424	Stroeer SE & Co. KGaA	32,288
2,685	WPP PLC	33,683
		309,196
	AEROSPACE/DEFENSE - 0.8%
3,116	Airbus SE	404,930
14	Dassault Aviation SA	19,811
806	MTU Aero Engines AG	214,227
4,769	Rolls-Royce Holdings PLC	46,568
2,672	Safran SA	420,785
		1,106,321
	AGRICULTURE - 0.8%
15,954	British American Tobacco PLC	591,278
78,000	China Agri-Industries Holdings Ltd.	25,372
1,858	Easy Bio, Inc. *	9,071
28,200	Gudang Garam Tbk. PT	104,049
12,300	Japan Tobacco, Inc.	269,274
6,900	QL Resources Bhd.	11,882
1,556	Swedish Match AB	64,426
		1,075,352
	AIRLINES - 0.1%
92,000	China Eastern Airlines Corp. Ltd. *	44,713
1,200	Japan Airlines Co. Ltd.	35,664
13,069	Qantas Airways Ltd.	55,443
		135,820
	APPAREL - 2.0%
1,370	adidas AG	426,640
300	Asics Corp.	5,121
5,326	boohoo Group PLC *	17,412
827	Christian Dior SE	391,473
367	Fila Korea Ltd.	17,765
904	Gildan Activewear, Inc.	32,104
174	Hermes International	120,267
531	Kering SA	270,663
2,935	LVMH Moet Hennessy Louis Vuitton SE	1,166,785
5,278	Moncler SpA	188,158
1,885	Puma SE	145,907
		2,782,295

	AUTO MANUFACTURERS - 2.9%
40,500	BAIC Motor Corp. Ltd.	25,004
2,048	Bayerische Motoren Werke AG	144,212
274	Bayerische Motoren Werke AG	15,220
4,424	Daimler AG	220,027
3,052	Ferrari NV	470,978
3,350	Fiat Chrysler Automobiles NV	43,359
34,000	Geely Automobile Holdings Ltd.	57,683
5,500	Hino Motors Ltd.	45,293
11,200	Honda Motor Co. Ltd.	290,013
1,300	Hyundai Motor Co.	145,634
8,200	Isuzu Motors Ltd.	90,327
3,576	Kia Motors Corp.	136,325
10,100	Mazda Motor Corp.	89,669
19,400	Mitsubishi Motors Corp.	84,188
37,300	Nissan Motor Co. Ltd.	232,653
1,229	Peugeot SA	30,656
13,500	Sinotruk Hong Kong Ltd.	20,010
3,400	Subaru Corp.	95,637
1,600	Suzuki Motor Corp.	67,908
12,200	Toyota Motor Corp.	814,575
618	Volkswagen AG	106,249
1,180	Volkswagen AG	200,761
49,706	Volvo AB	698,917
		4,125,298
	AUTO PARTS & EQUIPMENT - 0.8%
3,200	Aisin Seiki Co. Ltd.	100,523
22,000	China First Capital Group Ltd. *	6,426
156	Cie Generale des Etablissements Michelinn SCA	17,415
2,700	Denso Corp.	118,643
1,602	Hella GmbH Hueck & Co. KgaA	71,641
429	Hyundai Mobis Co. Ltd.	90,380
15,300	JTEKT Corp.	175,403
8,100	Sumitomo Rubber Industries Ltd.	96,083
10,600	Tokai Rika Co. Ltd. *	179,094
6,700	Toyoda Gosei Co. Ltd.	134,093
9,300	Toyota Boshoku Corp.	130,024
21,695	Weichai Power Co. Ltd.	34,100
		1,153,825
	BANKS - 11.8%
8,658	ABSA Group Ltd.	87,291
6,600	Aeon Financial Service Co. Ltd.	99,298
100	Agricultural Bank of China Ltd.	48
465,000	Agricultural Bank of China Ltd.	182,099
20,113	Australia & New Zealand Banking Group Ltd.	386,880
74,589	Banco Bilbao Vizcaya Argentaria SA	388,736
11,220	Banco Bradesco SA *	84,499
39,632	Banco Bradesco SA Preferred *	323,115
9,300	Banco do Brasil SA *	101,810
20,600	Banco Santander Brasil SA	224,823
37,242	Banco Santander SA *	151,707
1,950	Bancolombia SA	24,290
62,400	Bank Central Asia Tbk. PT	133,416
9,997	Bank Hapoalim BM *	78,807
9,898	Bank Leumi Le-Israel BM	70,452
208,800	Bank Mandiri Persero Tbk. PT	102,598
923,000	Bank of China Ltd.	362,635
108,000	Bank of Communications Co. Ltd.	70,536
8,101	Bank of Montreal	597,051
10,747	Bank of Nova Scotia (The)	610,809
2,251	Bank of Queensland Ltd.	15,060
460,200	Bank Rakyat Indonesia Persero Tbk. PT	133,570
2,061	Bankinter SA	13,019

	BANKS - 11.8% (Continued)
361	BNP Paribas SA	17,580
65,500	BOC Hong Kong Holdings Ltd.	222,249
19,158	CaixaBank SA	50,335
2,177	Canadian Imperial Bank of Commerce	179,734
214,000	China CITIC Bank Corp. Ltd.	114,106
693,000	China Construction Bank Corp.	528,630
68,400	China Everbright Bank Co. Ltd.	37,753
6,300	China Merchants Bank Co. Ltd. *	30,669
345,600	China Minsheng Banking Corp. Ltd.	234,973
119,000	Chongqing Rural Commercial Bank Co. Ltd.	63,299
14,700	CIMB Group Holdings Bhd. *	17,660
8,972	Commonwealth Bank of Australia	489,116
3,611	Credit Agricole SA	43,855
900	DBS Group Holdings Ltd.	16,270
16,529	DNB ASA	291,524
3,055	Erste Group Bank AG	101,049
70,294	FirstRand Ltd.	288,315
24,900	Grupo Financiero Banorte SAB de CV	134,135
109,119	HSBC Holdings PLC	839,883
513,000	Industrial & Commercial Bank of China Ltd.	343,553
10,700	Industrial Bank Co. Ltd. *	26,276
1,090	Industrial Bank of Korea *	12,029
21,043	ING Groep NV	220,326
68,700	Itau Unibanco Holding SA Preference *	578,410
4,100	Japan Post Bank Co. Ltd.	39,720
158,893	Lloyds Banking Group PLC	105,969
5,015	Macquarie Group Ltd.	443,361
140,800	Malayan Banking Bhd.	286,173
13,742	Mediobanca Banca di Credito Finanziario SpA	150,115
132,700	Mitsubishi UFJ Financial Group, Inc.	673,353
83,900	Mizuho Financial Group, Inc.	128,557
11,969	National Australia Bank Ltd.	239,753
10,100	Natixis SA	41,897
2,059	Nedbank Group Ltd.	30,801
5,473	Nordea Bank ABP	38,795
7,226	OTP Bank Nyrt	300,798
21,500	Oversea-Chinese Banking Corp. Ltd.	168,841
7,600	Ping An Bank Co. Ltd. *	16,598
13,000	Postal Savings Bank of China Co. Ltd.	7,927
30,300	Public Bank Bhd.	145,313
801	Raiffeisen Bank International AG	18,591
36,800	Resona Holdings, Inc.	157,653
7,546	Royal Bank of Canada	612,514
2,770	Shinhan Financial Group Co. Ltd. *	96,799
4,200	Siam Commercial Bank PLC * (NVDR)	16,204
16,519	Skandinaviska Enskilda Banken AB	152,015
26,364	Standard Bank Group Ltd.	303,745
11,700	Sumitomo Mitsui Financial Group, Inc.	400,014
4,800	Sumitomo Mitsui Trust Holdings, Inc.	173,035
5,903	Swedbank AB	85,073
92,700	Thanachart Capital PCL * (NVDR)	172,761
28,275	Toronto-Dominion Bank (The)	1,649,731
29,258	UBS Group AG	332,441
9,500	United Overseas Bank Ltd.	176,274
18,276	Westpac Banking Corp.	365,350
2,054	Woori Financial Group, Inc.	21,379
2,100	Yamaguchi Financial Group, Inc.	14,418
		16,690,246

	BEVERAGES - 2.4%
55,400	Ambev SA	255,361
4,529	Anheuser-Busch InBev SA/NV	431,638
1,600	Asahi Group Holdings Ltd.	79,204
117	Carlsberg A/S	17,297
12,000	China Resources Beer Holdings Co. Ltd.	63,602
5,468	Coca-Cola Amatil Ltd.	39,276
5,195	Davide Campari - Milano S.P.A.	46,951
30,528	Diageo PLC	1,253,863
2,200	Fomento Economico Mexicano SAB de CV	20,150
1,700	Fraser & Neave Holdings Bhd. *	14,170
11,500	Kirin Holdings Co. Ltd.	243,461
500	Kweichow Moutai Co. Ltd.	80,550
3,230	Pernod Ricard SA	575,388
856	Royal Unibrew A/S	70,594
1,100	Suntory Beverage & Food Ltd.	47,023
6,683	Treasury Wine Estates Ltd.	83,701
1,999	Wuliangye Yibin Co. Ltd.	36,348
		3,358,577
	BIOTECHNOLOGY- 0.5%
7,500	3SBio, Inc. *	12,437
240	BeiGene Ltd. * (ADR)	29,390
3,009	CSL Ltd.	474,255
416	Genmab AS *	84,463
2,786	H Lundbeck AS	92,425
33	Medy-Tox, Inc. *	9,935
		702,905
	BUILDING MATERIALS - 1.4%
4,300	AGC, Inc.	133,287
3,000	Anhui Conch Cement Co. Ltd.	17,814
10,200	Anhui Conch Cement Co. Ltd. *	59,070
73,000	BBMG Corp.	20,952
1,107	Buzzi Unicem SpA	25,392
180,400	Cemex SAB DE CV	70,172
32,000	China Resources Cement Holdings Ltd.	32,084
3,077	Cie de Saint-Gobain	120,764
19,654	CSR Ltd.	56,602
1,400	Daikin Industries Ltd.	183,687
181	Geberit AG	86,511
2,451	HeidelbergCement AG	177,212
1,505	Investment AB Latour	19,838
1,246	Kingspan Group PLC	60,856
8,478	LafargeHolcim Ltd.	417,630
86	Rockwool International A/S	17,204
1,600	Sanwa Holdings Corp.	17,884
1,895	Sika AG	277,461
600	Taiheiyo Cement Corp.	16,050
3,966	Wienerberger AG	96,592
		1,907,062
	CHEMICALS - 2.2%
3,508	Air Liquide SA	499,470
1,025	Arkema SA	95,565
10,500	Asahi Kasei Corp.	103,373
23,000	Daicel Corp.	194,300
2,300	DIC Corp.	63,802
7,265	Evonik Industries AG	179,395
76	Givaudan SA	212,189
1,194	Hanwha Chemical Corp. *	17,918
700	JSR Corp.	11,199
15,000	Kingboard Laminates Holdings Ltd.	13,528

	CHEMICALS - 2.2% (Continued)
1,762	Koninklijke DSM NV	212,071
315	LG Chem Ltd.	78,872
63	Lotte Chemical Corp. *	12,430
162	LOTTE Fine Chemical Co. Ltd. *	6,176
1,300	Mitsubishi Chemical Holdings Corp.	9,263
1,600	Mitsubishi Gas Chemical Co., Inc.	21,348
300	Nippon Shokubai Co. Ltd. *	17,044
2,700	Nitto Dekno Corp.	130,010
979	Novozymes A/S	41,170
6,012	Nutrien Ltd.	299,692
3,799	OC Oerlikon Corp. AG *	38,137
62,200	PTT Global Chemical PCL (NVDR)	109,310
1,900	Shin-Etsu Chemical Co. Ltd.	203,229
19,300	Sumitomo Chemical Co. Ltd.	86,611
1,390	Symrise AG	135,111
16,500	Ube Industries Ltd.	332,672
733	Yara International ASA	31,608
900	Zeon Corp.	10,967
		3,166,460
	COAL - 0.1%
188,800	Bukit Asam TBK PT *	30,059
103,000	China Coal Energy Co. Ltd.	41,913
46,000	China Shenhua Energy Co. Ltd.	92,359
		164,331
	COMMERCIAL SERVICES - 1.9%
93	Adyen NV *	61,279
3,531	Amadeus IT Group SA	252,989
1,398	Applus Services SA	18,137
5,219	Ashtead Group PLC	145,606
800	Benesse Holdings, Inc.	20,771
1,217	Bureau Veritas SA	29,322
10,000	Car, Inc. *	7,717
7,363	Edenred	353,435
8,225	Experian PLC	263,426
10,272	G4S PLC	23,949
16,430	IDP Education Ltd.	172,535
620	Intertek Group PLC	41,853
3,820	ISS A/S	94,544
2,367	Nexi SpA *	24,143
3,773	Randstad NV	185,470
12,100	Recruit Holdings Co. Ltd.	367,898
8,813	RELX PLC	209,875
7,698	Rentokil Initial PLC	44,377
2,200	Secom Co. Ltd.	200,672
9,500	Shenzhen International Holdings Ltd.	18,250
500	Toppan Printing Co. Ltd.	8,846
721	Wirecard AG	115,351
		2,660,445
	COMPUTERS - 1.0%
100	BOE Technology Group Co. Ltd.	53
1,569	Capgemini SE	184,908
4,849	CGI, Inc. *	383,672
200	Fujitsu Ltd.	16,017
98,000	Lenovo Group Ltd.	65,380
4,898	Logitech International SA	198,838
3,800	NEC Corp.	160,333
600	NET One Systems Co. Ltd. *	16,172
2,200	Nihon Unisys Ltd. *	70,840
2,300	Nomura Research Institute Ltd.	45,777
2,800	NTT Data Corp.	36,116
600	Obic Co. Ltd.	68,397
156	Samsung SDS Co. Ltd.	24,845
500	SCSK Corp. *	23,456
127	Sopra Steria Group *	15,825
681	Teleperformance	147,669
		1,458,298

	COSMETICS/PERSONAL CARE - 2.4%
318	Amorepacific Corp.	37,352
486	Beiersdorf AG	57,328
1,500	Fancl Corp.	39,875
6,000	Kao Corp.	443,248
100	Kose Corp.	16,886
85	LG Household & Health Care Ltd.	92,877
3,973	L’Oreal SA	1,112,728
600	Pigeon Corp.	24,733
7,600	Pola Orbis Holdings, Inc.	170,108
2,500	Shiseido Co. Ltd.	199,607
800	Unicharm Corp.	25,316
10,817	Unilever NV	650,367
8,918	Unilever PLC	537,394
		3,407,819
	DISTRIBUTION/WHOLESALE - 0.7%
2,349	Bunzl PLC	61,512
24,829	Inchcape PLC	193,219
6,300	Itochu Corp.	130,051
233	LG Corp. *	13,635
17,800	Marubeni Corp.	118,206
17,100	Mitsui & Co. Ltd.	279,739
432	Posco International Corp. *	6,898
4,412	Rexel SA	47,224
6,900	Sumitomo Corp.	107,770
55,800	United Tractors Tbk. PT	80,880
		1,039,134
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
2,976	Ashmore Group PLC	18,557
258	ASX Ltd.	14,107
1,822	Azimut Holding SpA	34,205
17,600	B3 SA- Brasil Bolsa Balcao	185,152
1,400	BOC Aviation Ltd.	12,921
20,000	China International Capital Corp. Ltd.	38,778
8,121	China Merchants Securities Co. Ltd.	18,714
15,200	Daiwa Securities Group, Inc.	67,706
136	Deutsche Boerse AG	21,262
539	DWS Group GmbH & Co. KGaA	15,936
436	Euronext NV	35,673
47,400	Guotai Junan Securities Co. Ltd.	73,766
7,700	Guotai Junan Securities Co. Ltd.	18,952
1,705	Hana Financial Group, Inc.	50,246
7,900	Hitachi Capital Corp. *	160,449
1,900	Hong Kong Exchanges & Clearing Ltd.	55,744
9,806	IG Group Holdings PLC	72,818
3,787	KB Financial Group, Inc.	135,188
206	Korea Investment Holdings Co. Ltd. *	12,968
13,300	Krungthai Card PLC * (ADR)	18,590
4,313	Magellan Financial Group Ltd.	149,634
9,333	Man Group PLC *	20,098
5,297	Meritz Securities Co. Ltd. *	22,363
1,128	Mirae Asset Daewoo Co. Ltd. *	7,073
12,200	Mitsubishi UFJ Lease & Finance Co. Ltd. *	70,440
8,800	Muangthai Capital PLC (NVDR)	16,400
1,090	NH Investment & Securities Co. Ltd. *	11,573
6,400	Nomura Holdings, Inc.	27,116
29,706	Old Mutual Ltd.	37,871
19,900	ORIX Corp.	296,636
5,022	Platinum Asset Management Ltd.	14,361
1,245	Samsung Securities Co. Ltd. *	36,794
1,103	Schroders PLC	41,796
7,057	Standard Life Aberdeen PLC	24,854
600	Tokyo Century Corp. *	27,731
1,000	Zenkoku Hosho Co. Ltd. *	38,908
		1,905,380

	ELECTRIC - 1.6%
5,415	A2A SpA	9,941
4,454	AGL Energy Ltd.	57,557
58,286	AusNet Services	71,349
1,768	Capital Power Corp.	40,968
47,000	China Power International Development Ltd.	9,772
5,800	China Yangtze Power Co. Ltd. *	14,812
5,700	Chubu Electric Power Co., Inc.	82,540
6,500	CLP Holdings Ltd.	68,280
4,200	CPFL Energia SA	33,072
124,000	Datang International Power Generation Co. Ltd.	25,624
2,400	Electric Power Development Co.	54,740
20,508	Engie SA *	334,920
7,314	Fortum OYJ *	172,950
2,500	Glow Energy PCL (NVDR) *	7,357
4,500	Gulf Energy Development PCL	23,541
8,800	Gulf Energy Development PLC (NVDR)	46,036
3,349	Hera SpA *	13,750
19,900	Hokuriku Electric Power Co. *	133,679
62,000	Huadian Power International Corp. Ltd.	23,568
29,998	Iberdrola SA	311,864
6,665	Iren SpA	19,444
3,200	Kansai Electric Power Co., Inc.	35,783
1,686	Korea Electric Power Corp. *	36,507
3,304	Northland Power, Inc.	63,435
16,300	Shikoku Electric Power Co., Inc.	153,687
63,344	Spark Infrastructure Group	92,280
61,500	Tenaga Nasional Bhd.	200,349
1,331	Uniper SE	43,662
572	Verbund AG	31,304
		2,212,771
	ELECTRICAL COMPONENT & EQUIPMENT - 0.6%
2,000	Casio Computer Co. Ltd.	30,997
700	Furukawa Electric Co. Ltd.	16,834
177	LG Innotek Co. Ltd.	16,869
296	LS Corp. *	11,742
242	LS Industrial Systems Co. Ltd. *	9,741
500	Mabuchi Motor Co. Ltd.	18,621
7,910	Schneider Electric SE	694,191
1,999	Signify NV	54,984
25,600	Xinjiang Goldwind Science & Technology Co. Ltd.	30,304
		884,283

	ELECTRONICS- 0.8%
19,117	Assa Abloy AB	426,004
30	Dormakaba Holding AG	19,360
14,654	Electrocomponents PLC	116,258
2,462	Halma PLC	59,799
900	Hoya Corp.	73,441
1,669	LG Display Co. Ltd. *	19,744
5,800	Luxshare Precision Industry Co. Ltd.	21,743
1,000	Murata Manufacturing Co. Ltd.	47,976
400	Nidec Corp.	53,740
3,500	Nippon Electric Glass Co. Ltd.	77,853
729	Samsung Electro-Mechanics Co. Ltd. *	62,774
1,064	Sartorius AG Preferred	194,180
1,400	Venture Corp. Ltd.	15,499
		1,188,371
	ENERGY - ALTERNATE SOURCES - 0.2%
1,710	Algonquin Power & Utilities Corp.	23,429
140,000	CK Power PCL (NVDR)	26,320
1,226	Landis+Gyr Group AG	109,979
5,020	LONGi Green Energy Technology Co. Ltd.	18,446
83	OCI Co. Ltd. *	4,823
335	Vestas Wind Systems AS	26,013
36,000	Xinyi Solar Holdings Ltd.	21,583
		230,593
	ENGINEERING & CONSTRUCTION - 2.0%
174	Acciona SA	18,419
2,577	ACS Actividades de Construccion y Servicios SA	102,994
1,410	Aena SME SA	258,247
126	Alten SA	14,396
7,447	Bouygues SA	298,363
134,000	China Communications Construction Co. Ltd.	104,781
110,000	China Communications Services Corp. Ltd.	62,301
130,000	China Railway Construction Corp. Ltd.	142,115
178,000	China Railway Group Ltd.	108,080
3,557	CIMIC Group Ltd.	75,449
197	Daelim Industrial Co. Ltd. *	17,128
1,783	Daewoo Engineering & Construction Co. Ltd. *	7,200
1,339	Eiffage SA	138,854
545	Flughafen Zurich AG	101,004
428	Fraport AG Frankfurt Airport Services Worldwide	36,311
1,050	Gaztransport Et Technigaz SA	103,997
1,800	Grupo Aeroportuario del Centro Norte SAB de CV	10,706
423	GS Engineering & Construction Corp. *	11,670
2,281	Hochtief AG	260,114
1,165	Homeserve PLC	17,027
606	Hyundai Engineering & Construction Co. Ltd. *	23,457
10,300	Kajima Corp.	135,046
3,900	Kandenko Co. Ltd. *	34,859
173,000	Metallurgical Corp of China Ltd.	38,840
9,000	NWS Holdings Ltd.	13,937
6,700	Penta-Ocean Construction Co. Ltd.	37,072
1,322	Samsung Engineering Co. Ltd. *	18,568
1,900	Shanghai International Airport Co. Ltd.	21,235
2,500	Shimizu Corp.	22,623
61,000	Singapore Technologies Engineering Ltd.	169,383
1,473	Spie SA	29,500
17,659	Sydney Airport	95,638
4,800	Taisei Corp.	185,871
1,554	Vinci SA	167,418
		2,882,603

	ENTERTAINMENT - 0.5%
19,469	Aristocrat Leisure Ltd.	401,805
932	Evolution Gaming Group AB	18,352
1,000	Oriental Land Co. Ltd.	152,117
2,600	Sankyo Co. Ltd.	89,373
1,600	Toho Co. Ltd.	70,099
		731,746
	ENVIRONMENTAL CONTROL - 0.0% +
2,183	Tomra Systems ASA	58,383

	FOOD - 3.6%
4,031	A2 Milk Co. Ltd. *	33,516
2,030	AAK AB	39,404
39	Barry Callebaut AG	80,491
79,600	Berli Jucker PCL (NVDR)	137,286
4,636	Bid Corp. Ltd.	98,468
600	Calbee, Inc.	18,654
1,243	Chr. Hansen Holding AS	105,523
70	CJ CheilJedang Corp.	13,723
66,000	Dali Foods Group Co. Ltd	40,495
2,289	Danone SA	201,684
1,500	Foshan Haitian Flavouring & Food Co. Ltd.	23,096
1,220	Greggs PLC	31,421
16,500	Indofood Sukses Makmur Tbk PT	8,950
29,700	JBS SA *	233,299
819	Kesko OYJ	51,751
700	Kewpie Corp. *	16,341
3,986	Leroy Seafood Group ASA	24,243
2,720	Magnit PJSC (GDR) *	35,537
21,687	Nestle SA	2,354,980
1,600	Nichirei Corp. *	36,478
47	NongShim Co. Ltd.	9,804
11,139	Remgro Ltd.	119,886
5,800	Seven & i Holdings Co. Ltd.	221,750
24,440	SSP Group PLC	186,728
9,136	Tate & Lyle PLC	82,861
21,000	Uni-President China Holdings Ltd.	22,662
3,028	Wesfarmers Ltd.	81,281
87,000	WH Group Ltd.	77,906
113,475	Wm Morrison Supermarkets PLC	280,090
12,566	Woolworths Group Ltd.	315,953
8,448	Woolworths Holdings Ltd. *	30,689
1,200	Yamazaki Baking Co. Ltd.	21,407
5,000	Yihai International Holding Ltd.	29,722
		5,066,079
	FOOD SERVICE - 0.6%
31,299	Compass Group PLC	807,265

	FOREST PRODUCTS & PAPER - 0.2%
26,300	Indah Kiat Pulp & Paper Corp. Tbk. PT	11,997
12,800	Oji Holdings Corp.	59,692
13,000	Pabrik Kertas Tjiwi Kimia Tbk. PT *	9,662
1,178	Smurfit Kappa Group PLC	35,060
3,212	UPM-Kymmene OYJ	94,967
		211,378
	GAS - 0.5%
55,807	Centrica PLC	50,712
11,417	Italgas SpA	73,710
431	Korea Gas Corp. *	14,269
29,753	National Grid PLC	323,345
570	Rubis ScA *	33,121
32,716	Snam SpA	165,281
14,000	Towngas China Co. Ltd.	10,501
		670,939

	HAND/MACHINE TOOLS - 0.2%
31,500	Techtronic Industries Co. Ltd.	219,191

	HEALTHCARE-PRODUCTS - 1.6%
5,428	Aspen Pharmacare Holdings Ltd.	30,769
771	Carl Zeiss Meditec AG	87,921
1,701	Cochlear Ltd.	238,798
2,188	Demant AS *	56,053
6,948	Elekta AB	91,654
979	EssilorLuxottica SA	141,151
3,501	GN Store Nord AS	142,166
13,500	Hengan International Group Co. Ltd.	88,514
6,056	Koninklijke Philips NV *	280,596
2,400	Olympus Corp.	32,333
1,943	Qiagen NV *	63,633
1,190	Sartorius Stedim Biotech	166,578
800	Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	20,672
547	Siemens Healthineers AG	21,525
10,868	Smith & Nephew PLC	262,362
264	Sonova Holding AG	61,423
434	Straumann Holding AG	355,069
600	Terumo Corp.	19,320
1,400	Topcon Corp.	18,563
		2,179,100
	HEALTHCARE-SERVICES - 0.3%
28,000	Bangkok Dusit Medical Services PCL (NDVR)	22,155
1,045	Fresenius Medical Care AG & Co. KGaA	70,292
4,170	Fresenius SE & Co. KGaA	195,007
6,000	Genscript Biotech Corp. *	11,496
10,800	IHH Healthcare Bhd.	14,651
387	Korian SA *	15,914
300	Miraca Holdings, Inc.	6,834
600	PeptiDream, Inc. *	28,480
474	Ramsay Health Care Ltd.	20,738
420	SillaJen, Inc. *	2,858
632	Sonic Healthcare Ltd.	11,956
		400,381
	HOLDING COMPANIES - DIVERSIFIED - 0.4%
18,300	Alfa SAB de CV	16,127
66	CJ Corp. *	4,525
35,000	CK Hutchison Holdings Ltd.	308,952
2,100	Jardine Matheson Holdings Ltd.	112,350
8,000	Swire Pacific Ltd.	74,444
		516,398
	HOME BUILDERS - 0.2%
2,300	Daiwa House Industry Co. Ltd.	74,613
995	Persimmon PLC	26,607
98,499	Taylor Wimpey PLC	196,029
		297,249
	HOME FURNISHINGS - 0.4%
1,387	LG Electronics, Inc.	78,154
7,600	Panasonic Corp.	61,574
29	Rational AG	20,803
6,000	Sony Corp.	352,366
		512,897
	HOUSEHOLD PRODUCTS/WARES - 0.1%
1,374	Reckitt Benckiser Group PLC	107,415

	INSURANCE - 5.0%
49,327	Aegon NV	205,264
89,200	AIA Group Ltd.	842,572
4,474	Allianz SE	1,043,066
3,946	ASR Nederland NV	145,706
26,832	Aviva PLC	132,029
4,386	AXA SA	112,033
89,000	China Life Insurance Co. Ltd.	206,169
3,800	China Life Insurance Co. Ltd.	14,628
5,200	China Pacific Insurance Group Co. Ltd.	25,401
202,000	China Reinsurance Group Corp.	32,724
671	CNP Assurances	12,970
21,900	Dai-ichi Life Holdings, Inc.	330,096
4,188	Direct Line Insurance Group PLC	15,493
470	Genworth MI Canada, Inc.	18,672
3,768	Great-West Lifeco, Inc.	90,529
1,794	Hanwha Life Insurance Co. Ltd.	3,570
4,500	IRB Brasil Resseguros SA	40,502
16,600	Japan Post Holdings Co. Ltd.	152,829
3,400	Japan Post Insurance Co. Ltd.	51,279
87,984	Legal & General Group PLC	269,322
23,144	Manulife Financial Corp.	424,773
27,462	Medibank Pvt Ltd.	62,974
47,411	MMI Holdings Ltd.	58,316
3,600	MS&AD Insurance Group Holdings, Inc.	116,586
8,988	NN Group NV	318,850
163,000	People’s Insurance Co Group of China Ltd. (The)	65,288
72,000	PICC Property & Casualty Co. Ltd.	84,037
48,000	Ping An Insurance Group Co of China Ltd.	551,369
6,600	Ping An Insurance Group Co of China Ltd.	80,475
4,893	Power Corp. of Canada	112,790
9,140	Power Financial Corp.	212,070
16,275	QBE Insurance Group Ltd.	137,867
257	Sampo OYJ	10,221
77	Samsung Fire & Marine Insurance Co. Ltd. *	14,355
300	Samsung Life Insurance Co. Ltd.	17,832
28,448	Sanlam Ltd.	139,928
2,408	SCOR SE	99,469
5,535	Storebrand ASA	34,991
1,865	Sun Life Financial, Inc.	83,446
1,125	Swiss Re AG	117,447
14,400	T&D Holdings, Inc.	152,561
471	Talanx AG	20,355
3,700	Tokio Marine Holdings, Inc.	197,847
1,320	Topdanmark AS	63,720
4,999	TRYG AS	143,286
		7,065,707
	INTERNET - 3.6%
10,399	Alibaba Group Holding Ltd. * (ADR)	1,739,025
28,441	Auto Trader Group PLC	178,744
1,597	Carsales.com Ltd.	16,469
400	CyberAgent, Inc. *	15,360
368,000	HengTen Networks Group Ltd. *	5,586
2,400	Kakaku.com, Inc.	59,026
264	Kakao Corp. *	29,906
1,600	Meituan Dianping *	16,348
4,390	Moneysupermarket.com Group PLC	20,471
3,842	Naspers Ltd.	581,608
973	NAVER Corp.	127,711
62	NCSoft Corp.	27,005
827	Shopify, Inc. *	257,532
42,700	Tencent Holdings Ltd.	1,798,548
2,900	Trend Micro, Inc.	137,923
29,900	Yahoo Japan Corp.	84,105
		5,095,367

	INVESTMENT COMPANIES - 0.5%
1,566	Groupe Bruxelles Lambert SA	150,409
5,423	Industrivarden AB	118,861
5,434	Investor AB	265,893
5,668	Kinnevik AB *	149,250
11,300	Legend Holdings Corp.	24,418
690	Reinet Investments SCA	12,492
144	Wendel SA	19,875
		741,198
	IRON/STEEL - 0.4%
44,200	Angang Steel Co. Ltd.	16,125
16,000	China Oriental Group Co. Ltd.	5,531
12,265	Fortescue Metals Group Ltd.	72,795
397	Hyundai Steel Co. *	12,911
5,700	JFE Holdings, Inc.	68,564
42,000	Maanshan Iron & Steel Co. Ltd.	15,805
1,200	POSCO	227,731
16,900	Vale SA *	194,504
		613,966
	LEISURE TIME - 0.2%
2,200	China International Travel Service Corp. Ltd.	28,680
944	CTS Eventim AG & Co. KGaA	53,207
700	HIS Co. Ltd.	17,378
4,333	TUI AG	50,502
7,300	Yamaha Motor Co. Ltd.	132,254
		282,021
	LODGING - 0.1%
3,281	Crown Resorts Ltd.	26,665
31,600	Sands China Ltd.	143,098
		169,763
	MACHINERY-CONSTRUCTION & MINING - 0.4%
15,100	B Grimm Power PCL	21,353
5,302	Doosan Infracore Co. Ltd. *	27,925
2,425	Epiroc AB - Class A	26,316
2,600	Hitachi Ltd.	96,783
2,200	Komatsu Ltd.	50,382
5,700	Mitsubishi Electric Corp.	75,552
4,100	Mitsubishi Heavy Industries Ltd.	160,548
44,700	Sany Heavy Industry Co. Ltd. *	89,420
42,499	Zoomlion Heavy Industry Science and Technology Co. Ltd. *	33,935
		582,214
	MACHINERY- DIVERSIFED - 1.0%
5,000	Amada Holdings Co. Ltd.	53,851
621	Atlas Copco AB - Class A	19,150
298	Bucher Industries AG	93,182
1,362	Duerr AG	35,354
600	FANUC Corp.	112,922
574	FLSmidth & Co. A/S *	24,993
500	Keyence Corp.	309,507
301	Kion Group AG	15,833
11,470	Kone OYJ	653,240
200	SMC Corp.	85,311
2,638	Valmet OYJ	51,221
		1,454,564

	MEDIA - 0.7%
1,300	Fuji Media Holdings, Inc.	16,732
1,594	Lagardere SCA	35,277
3,328	Multichoice Group Ltd. *	25,893
1,300	Nippon Television Holdings, Inc.	16,648
11,967	Pearson PLC	108,832
9,307	Quebecor, Inc.	211,446
1,224	Schibsted ASA	36,251
746	Shaw Communications, Inc.	14,666
1,651	Television Francaise 1	14,498
5,500	Tokyo Broadcasting System Holdings, Inc.	88,957
2,167	Vivendi SA	59,487
3,902	Wolters Kluwer NV *	284,930
		913,617
	METAL FABRICATE/HARDWARE - 0.0% +
4,900	NTN Corp.	14,055
4,044	Sims Metal Management Ltd.	28,366
		42,421
	MINING - 2.3%
12,878	Anglo American PLC	296,951
11,710	Anglo American PLC	271,649
1,113	AngloGold Ashanti Ltd.	20,854
8,990	Barrick Gold Corp.	155,627
36,844	BHP Group Ltd.	912,472
13,118	BHP Group PLC	280,048
54,515	Centamin PLC	84,444
25,600	China Zhongwang Holdings Ltd.	10,417
2,281	Detour Gold Corp. *	33,509
5,229	Evolution Mining Ltd.	15,976
2,444	Franco-Nevada Corp.	222,840
18,156	Glencore PLC	54,760
81,000	Jiangxi Copper Co. Ltd.	93,818
523	Kirkland Lake Gold Ltd.	23,444
40,000	MMG Ltd. *	9,440
3,260	Newcrest Mining Ltd.	76,405
18,896	Regis Resources Ltd.	62,448
2,771	Rio Tinto Ltd.	173,191
8,411	Rio Tinto PLC	436,258
1,967	Teck Resources Ltd.	31,912
552	Wheaton Precious Metals Corp.	14,484
15,000	Zhaojin Mining Industry Co. Ltd.	17,355
		3,298,302
	MISCELLANEOUS MANUFACTURING - 0.8%
7,267	Ansell Ltd.	134,343
42,000	China Railway Signal & Communication Corp. Ltd.	25,984
4,100	FUJIFILM Holdings Corp.	179,820
1,400	Nikon Corp.	17,462
2,826	Orica Ltd.	42,961
4,376	Siemens AG	468,723
3,101	Smiths Group PLC	59,995
5,900	Sunny Optical Technology Group Co. Ltd.	86,701
12,400	Top Glove Corp. Bhd.	13,179
2,800	Toshiba Corp.	85,496
		1,114,664
	OFFICE/BUSINESS EQUIPMENT - 0.3%
10,700	Canon, Inc.	285,383
5,900	Konica Minolta, Inc.	41,053
15,900	Ricoh Co. Ltd.	143,148
		469,584

	OIL & GAS - 4.7%
25,313	Beach Energy Ltd.	43,193
100,504	BP PLC	638,824
4,943	Canadian Natural Resources Ltd.	131,602
536,000	China Petroleum & Chemical Corp.	318,616
51,300	China Petroleum & Chemical Corp. *	36,076
245,000	CNOOC Ltd.	373,779
78,823	Ecopetrol SA	66,961
3,606	Enerplus Corp.	26,882
924	Eni SpA	14,137
22,658	Galp Energia SGPS SA	341,502
2,308	Husky Energy, Inc.	16,247
20	Idemitsu Kosan Co. Ltd.	565
57,500	JXTG Holdings, Inc.	261,975
429	Neste Oyj	14,204
603	Novatek PJSC (GDR)	122,288
5,964	Oil Search Ltd.	29,444
3,826	Parex Resources, Inc. *	58,661
734	Parkland Fuel Corp.	23,556
5,600	Petrobras Distribuidora SA	36,944
418,000	PetroChina Co. Ltd.	214,881
27,000	Petroleo Brasileiro SA *	195,950
22,561	Petroleo Brasileiro SA Preferred *	149,002
14,500	Petronas Dagangan Bhd. *	81,729
17,900	PTT Exploration & Production PCL (NVDR)	70,816
16,333	Repsol SA	255,342
37,502	Royal Dutch Shell PLC	1,101,735
21,418	Royal Dutch Shell PLC	632,386
5,561	Saras SpA *	9,518
204	SK Holdings Co. Ltd.	34,792
270	SK Innovation Co. Ltd. *	37,470
15,970	Suncor Energy, Inc.	504,068
20,500	Thai Oil PCL * (ADR)	46,751
12,202	Total SA	636,996
10,700	Ultrapar Participacoes SA *	47,471
5,198	Woodside Petroleum Ltd.	113,518
		6,687,881
	OIL & GAS SERVICES - 0.2%
3,660	John Wood Group PLC	17,134
7,312	Petrofac Ltd.	36,069
304,400	Sapura Energy Bhd.	20,356
21,000	Sinopec Engineering Group Co. Ltd.	13,180
11,014	Subsea 7 SA	113,923
1,690	TGS NOPEC Geophysical Co. ASA	42,948
2,357	WorleyParsons Ltd.	20,682
		264,292
	PACKAGING & CONTAINERS - 0.0% +
1,338	CCL Industries, Inc.	54,005

	PHARMACEUTICALS - 6.6%
947	Almirall SA	16,570
1,659	Amplifon SpA	40,694
19,500	Astellas Pharma, Inc.	277,592
6,943	AstraZeneca PLC	621,241
2,094	Bausch Health Cos., Inc. *	45,707
4,979	Bayer AG	351,144
640	Celltrion, Inc. *	87,748
24,000	China Traditional Chinese Medicine Holdings Co. Ltd. *	11,021
1,500	Chugai Pharmaceutical Co. Ltd.	116,586
8,000	CSPC Pharmaceutical Group Ltd.	16,062
53	Daewoong Pharmaceutical Co. Ltd.	6,602
3,100	Daiichi Sankyo Co. Ltd.	195,164
546	Dechra Pharmaceuticals PLC *	18,624
3,000	Eisai Co. Ltd.	152,422
258	Galenica AG	14,826
56,321	GlaxoSmithKline PLC	1,210,829
2,112	Grifols SA	62,260
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	39,569
130	Helixmith Co. Ltd. *	7,206
400	Hisamitsu Pharmaceutical Co., Inc.	17,488
8,700	Hypera SA	70,178
503	Ipsen SA	47,763
3,486	Jiangsu Hengrui Medicine Co. Ltd. *	39,400
400	Kissei Pharmaceutical Co. Ltd.	9,627
200	Kobayashi Pharmaceutical Co. Ltd.	15,212
2,400	Kyowa Hakko Kirin Co. Ltd.	46,590
16,500	Luye Pharma Group Ltd.	11,766
4,500	Medipal Holdings Corp.	100,180
166	Merck KGaA	18,704
1,200	Mitsubishi Tanabe Pharma Corp.	13,158
17,501	Novartis AG	1,518,865
9,077	Novo Nordisk AS	466,736
5,300	Otsuka Holdings Co. Ltd.	198,122
6,553	Roche Holding AG	1,908,759
4,933	Sanofi	457,449
3,000	Shionogi & Co. Ltd.	166,523
12,000	Sino Biopharmaceutical Ltd.	15,246
14,000	SSY Group Ltd.	11,072
12,000	Takeda Pharmaceutical Co. Ltd.	409,715
1,254	Teva Pharmaceutical Industries Ltd. *	8,630
6,000	Tong Ren Tang Technologies Co. Ltd.	5,457
5,929	UCB SA	430,489
		9,278,996
	PIPELINES - 0.6%
12,777	Enbridge, Inc.	448,739
880	Gibson Energy, Inc.	15,121
4,205	Pembina Pipeline Corp.	155,972
5,282	TC Energy Corp.	273,675
		893,507
	PRIVATE EQUITY - 0.2%
2,803	Brookfield Asset Management, Inc.	148,936
214	Partners Group Holding AG	164,350
		313,286
	REAL ESTATE - 1.9%
40,000	China Overseas Land & Investment Ltd.	125,775
23,500	CK Asset Holdings Ltd.	159,177
18,000	Country Garden Holdings Co. Ltd.	22,800
2,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes *	14,404
1,100	Daito Trust Construction Co. Ltd.	140,560
2,081	Fabege AB	34,330
479	Fastighets AB Balder *	18,162
201	FirstService Corp.	20,621
883	Grand City Properties SA	19,869
10,500	Greentown China Holdings Ltd.	8,505
68,100	Hongkong Land Holdings Ltd.	382,722
29,000	Kaisa Group Holdings Ltd. *	12,725

	REAL ESTATE - 1.9% (Continued)
15,500	KWG Property Holding Ltd.	13,583
759	LEG Immobilien AG	86,884
26,000	Logan Property Holdings Co. Ltd.	37,013
8,500	Mitsubishi Estate Co. Ltd.	163,905
5,100	Mitsui Fudosan Co. Ltd.	126,421
457	Nexity SA *	21,762
730	PSP Swiss Property AG	92,755
1,658	REA Group Ltd.	121,016
58,000	Shanghai Industrial Holdings Ltd.	108,018
58,000	Shanghai Industrial Urban Development Group Ltd. *	7,325
38,000	Shenzhen Investment Ltd.	14,009
38,500	Shui On Land Ltd.	7,661
14,000	Sino Land Co. Ltd.	21,037
21,800	SM Prime Holdings, Inc.	15,647
1,900	Sumitomo Realty & Development Co. Ltd.	72,308
6,500	Sun Hung Kai Properties Ltd.	93,528
7,000	Sunac China Holdings Ltd.	28,127
87,200	Swire Properties Ltd.	273,633
671	TAG Immobilien AG *	15,318
505	TLG Immobilien AG	13,736
1,400	Tokyo Tatemono Co. Ltd.	19,664
41,000	Wharf Holdings Ltd. (The)	89,433
30,000	Wharf Real Estate Investment Co. Ltd.	163,788
4,000	Wheelock & Co. Ltd.	22,782
60,000	Yuexiu Property Co. Ltd.	13,011
20,000	Yuzhou Properties Co. Ltd.	7,960
		2,609,974
	REAL ESTATE INVESTMENT TRUSTS - 0.9%
6	Advance Residence Investment Corp.	19,709
2,070	Alstria Office REIT AG	35,430
5,068	British Land Co. PLC (The)	36,523
747	Canadian Apartment Properties REIT	30,732
179,600	CapitaLand Mall Trust *	341,563
23,000	Champion REIT	14,875
5,413	Charter Hall Group	42,532
2,010	Dexus	16,173
14,753	Goodman Group	141,093
3	Kenedix Office Investment Corp. *	23,706
24,900	Keppel REIT	22,687
3,437	Klepierre SA	116,757
6,106	Merlin Properties Socimi SA	85,273
77,279	Scentre Group	204,835
119,000	Suntec Real Estate Investment Trust	163,497
11,707	Vicinity Centres	20,292
		1,315,677
	RETAIL - 2.5%
7,494	Alimentation Couche-Tard, Inc.	229,801
4,000	Alsea SAB de CV *	9,319
3,000	ANTA Sports Products Ltd.	24,817
3,300	Aoyama Trading Co. Ltd. *	57,466
196,800	Astra International Tbk PT	91,503
16,976	Barloworld Ltd.	129,426
145,200	Chow Tai Fook Jewellery Group Ltd.	119,836
906	Cie Financiere Richemont SA	66,527
14,900	Citizen Watch Co. Ltd.	72,794
1,174	Clicks Group Ltd.	16,646
93,400	CP All PCL (NVDR)	248,120
1,141	Dollarama, Inc.	40,874
2,465	Domino’s Pizza Enterprises Ltd.	77,224

	RETAIL - 2.5% (Continued)
905	Dufry AG	75,765
600	Fast Retailing Co. Ltd.	356,475
374	Fielmann AG	27,543
2,231	Hennes & Mauritz AB	43,303
26,700	Home Product Center PLC * (NVDR)	14,928
218	Hotel Shilla Co. Ltd. *	15,710
704	Hugo Boss AG	37,723
10,054	Industria de Diseno Textil SA	311,289
15,200	Isetan Mitsukoshi Holdings Ltd.	121,234
500	Izumi Co. Ltd. *	19,570
1,238	JB Hi-Fi Ltd. *	28,389
1,594	JD Sports Fashion PLC	14,760
25,500	Li Ning Co. Ltd.	73,188
22,500	Lifestyle International Holdings Ltd.	23,449
2,200	Lojas Renner SA *	26,603
4,800	Magazine Luiza SA	42,568
400	Nitori Holdings Co. Ltd.	58,515
6,227	Restaurant Brands International, Inc.	443,039
6,000	Ryohin Keikaku Co. Ltd.	112,033
535	Samsung C&T Corp.	40,120
700	Seria Co. Ltd.	16,989
700	Shimachu Co. Ltd. *	17,093
920	SM Investments Corp.	17,236
17,390	Steinhoff International Holdings NV *	1,124
3,200	Sundrug Co. Ltd.	100,671
3,500	Takashimaya Co. Ltd.	40,773
68,100	Wal-Mart de Mexico SAB de CV	201,741
1,003	Zalando SE *	45,795
11,000	Zhongsheng Group Holdings Ltd.	34,728
		3,546,707
	SEMICONDUCTORS - 2.1%
1,800	Advantest Corp.	79,528
811	ASM International NV	74,693
2,158	ASML Holding NV	534,640
989	BE Semiconductor Industries NV	30,977
1,195	Dialog Semiconductor PLC *	56,580
5,000	Hua Hong Semiconductor Ltd.	9,950
400	Lasertec Corp. *	25,020
1,145	NXP Semiconductors NV	124,942
35,522	Samsung Electronics Co. Ltd.	1,456,635
4,018	Samsung Electronics Co. Ltd. Preferred	132,685
728	Seoul Semiconductor Co. Ltd.	8,429
2,143	SK Hynix, Inc. *	147,268
1,600	Tokyo Electron Ltd.	304,455
400	Ulvac, Inc. *	16,063
		3,001,865
	SHIPBUILDING - 0.1%
447	Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	11,435
6,050	Wartsila OYJ	67,771
		79,206
	SOFTWARE - 1.9%
669	Altium Ltd.	15,048
600	Capcom Co. Ltd.	15,895
103	Com2usCorp.	8,034
1,312	CompuGroup Medical SE	78,955
46	Constellation Software, Inc.	45,970
2,522	Dassault Systemes SE	359,495
14,000	Kingdee International Software Group Co. Ltd.	14,751
1,200	Konami Holdings Corp.	57,960

	SOFTWARE - 1.9% (Continued)
2,700	Nemetschek SE	137,817
1,500	Nexon Co. Ltd. *	18,196
5,261	Open Text Corp.	214,731
7,893	SAP SE	928,302
1,610	SimCorp AS	141,404
4,791	Software AG	131,676
1,859	Temenos Group AG	311,340
1,000	TIS, Inc.	57,645
1,600	TOTVS SA *	22,187
1,463	Ubisoft Entertainment SA *	105,810
712	WiseTech Global Ltd.	16,678
357	Worldline SA *	22,535
		2,704,429
	TELECOMMUNICATIONS - 4.0%
5,600	Advanced Info Service PCL (NVDR)	40,281
532,300	America Movil SAB de CV	395,235
13,291	BCE, Inc.	643,268
54,000	China Mobile Ltd.	446,705
320,000	China Telecom Corp. Ltd.	145,725
62,000	China Unicom Hong Kong Ltd.	65,801
11,322	Deutsche Telekom AG *	190,012
2,027	Freenet AG *	41,744
14,900	KDDI Corp.	389,475
7	KT Corp. *	161
2,255	LG Uplus Corp. *	25,733
3,800	Megacable Holdings SAB de CV	15,299
166	Nice Ltd. *	24,405
5,400	Nippon Telegraph & Telephone Corp.	257,621
13,800	NTT Docomo, Inc.	351,528
3,431	Orange SA	53,844
4,393	Rogers Communications, Inc.	214,109
123	Samsung SDI Co. Ltd.	22,931
40,900	Singapore Telecommunications Ltd.	91,684
11,200	Softbank Corp.	151,717
9,600	SoftBank Group Corp.	376,627
3,541	Sunrise Communications Group AG	275,745
17,081	Telefonaktiebolaget LM Ericsson	136,653
105,616	Telefonica Deutschland Holding AG	294,535
69,663	Telefonica SA	531,702
33,900	Telekom Malaysia Bhd.	29,147
49,400	Telekomunikasi Indonesia Persero Tbk. PT	14,999
10,676	Telstra Corp. Ltd.	25,274
12,300	TIM Participacoes SA	35,346
204,118	Vodafone Group PLC	407,486
		5,694,792
	TOYS/GAMES/HOBBIES - 0.2%
600	Nintendo Co. Ltd.	222,179

	TRANSPORTATION - 1.8%
73	AP Moller - Maersk AS	82,566
2,987	Canadian National Railway Co.	268,379
748	Canadian Pacific Railway Ltd.	166,334
1,300	Central Japan Railway Co.	267,277
69	CJ Logistics Corp. *	8,335
26,000	Cosco Shipping Energy Transportation Co. Ltd.	11,509
77,500	Cosco Shipping Holdings Co. Ltd. *	27,582
9,731	Deutsche Post AG	325,105
2,614	DSV AS	248,783
4,600	East Japan Railway Co.	438,825
5,000	Mitsubishi Logistics Corp.	127,088
3,600	Nippon Express Co. Ltd.	183,539
22,458	Royal Mail PLC	58,588
152,000	Sinotrans Ltd.	47,698
6,331	TFI International, Inc.	193,947
3,700	Yamato Holdings Co. Ltd.	55,667
		2,511,222

	WATER - 0.2%
4,787	Severn Trent PLC	127,714
6,984	Veolia Environnement SA	177,101
		304,815

	TOTAL COMMON STOCKS - (Cost -$129,993,661)	127,652,027

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
806,553	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.86% (a) (Cost - $806,553)	806,553

	TOTAL INVESTMENTS - 97.0% (Cost - $139,028,663)	$136,965,538
	OTHER ASSETS LESS LIABILITIES - NET - 3.0%	4,212,165
	TOTAL NET ASSETS - 100.0%	$141,177,703

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

PLC - Public Limited Company

SDR - Special Drawing Rights

*	Non-income producing security.

+	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at September 30, 2019.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

FUTURES CONTRACTS
					Unrealized
					Appreciation/
Description	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
LONG
Euro Stoxx 50 Index	Goldman Sachs	37	Dec-19	$1,433,995	$20,027
FTSE 100 Index	Goldman Sachs	5	Dec-19	454,934	5,215
MSCI Emerging Market Index	Goldman Sachs	15	Dec-19	751,425	(20,000)
Nikkei Index (JPY)	Goldman Sachs	12	Dec-19	1,213,879	33,580
S&P/TSX 60 Index	Goldman Sachs	2	Dec-19	300,937	38
SPI 200 Index	Goldman Sachs	2	Dec-19	225,334	902
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$39,762

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	ADVERTISING - 0.9%
60,516	Interpublic Group of Cos., Inc.	$1,304,725
2,053	Trade Desk, Inc. *	385,040
		1,689,765
	AEROSPACE/DEFENSE - 2.5%
7,512	HEICO Corp.	938,099
9,729	HEICO Corp. - Class A	946,729
6,961	L3Harris Technologies, Inc.	1,452,343
857	Lockheed Martin Corp.	334,281
636	Teledyne Technologies, Inc. *	204,786
1,467	TransDigm Group, Inc.	763,823
		4,640,061
	AIRLINES - 0.2%
5,205	Alaska Air Group, Inc.	337,857

	APPAREL - 0.2%
2,042	Columbia Sportswear Co.	197,849
7,857	Under Armour, Inc. - Class C *	142,447
		340,296
	AUTO MANUFACTURERS - 0.5%
13,857	PACCAR, Inc.	970,129

	AUTO PARTS & EQUIPMENT - 0.5%
18,213	Allison Transmission Holdings, Inc.	856,922

	BANKS - 0.3%
10,515	Western Alliance BanCorp	484,531

	BEVERAGES - 0.2%
591	Brown-Forman Corp. - Class A	35,312
5,349	Brown-Forman Corp. - Class B	335,810
		371,122
	BIOTECHNOLOGY - 3.2%
3,100	10X Genomics, Inc. *	156,240
792	Alnylam Pharmaceuticals, Inc. *	63,693
11,469	BioMarin Pharmaceutical, Inc. *	773,011
4,117	Exact Sciences Corp. *	372,053
6,410	Exelixis, Inc. *	113,361
18,320	Gilead Sciences, Inc.	1,161,122
16,867	Incyte Corp. *	1,252,037
8,331	Ionis Pharmaceuticals, Inc. *	499,110
4,485	Moderna, Inc. *	71,401
2,227	Regeneron Pharmaceuticals, Inc. *	617,770
5,876	Seattle Genetics, Inc. *	501,810
1,841	United Therapeutics Corp. *	146,820
894	Vertex Pharmaceuticals, Inc. *	151,461
		5,879,889

	BUILDING MATERIALS - 1.2%
4,675	Fortune Brands Home & Security, Inc.	255,723
1,385	Lennox International, Inc.	336,513
2,030	Martin Marietta Materials, Inc.	556,423
7,063	Vulcan Materials Co.	1,068,208
		2,216,867
	CHEMICALS - 0.2%
5,350	Versum Materials, Inc.	283,176

	COMMERCIAL SERVICES - 10.0%
10,551	Automatic Data Processing, Inc.	1,703,142
3,739	Avalara, Inc. *	251,597
14,025	Booz Allen Hamilton Holding Corp.	996,056
5,622	Bright Horizons Family Solutions, Inc. *	857,355
3,227	Cintas Corp.	865,159
3,880	CoStar Group, Inc. *	2,301,616
2,985	FleetCor Technologies, Inc. *	856,038
11,877	Global Payments, Inc.	1,888,443
1,000	Green Dot Corp. *	25,250
22,602	H&R Block, Inc.	533,859
14,973	IHS Markit Ltd. *	1,001,394
1,644	Insperity, Inc.	162,131
1,708	MarketAxess Holdings, Inc.	559,370
3,225	Morningstar, Inc.	471,302
12,002	Paylocity Holding Corp. *	1,171,155
27,678	Robert Half International, Inc.	1,540,557
30,446	Square, Inc. *	1,886,130
1,936	TransUnion	157,029
3,757	TriNet Group, Inc. *	233,648
499	United Rentals, Inc. *	62,195
5,104	Verisk Analytics, Inc.	807,147
		18,330,573
	COMPUTERS - 2.1%
1,055	Dell Technologies, Inc. - Class C *	54,712
4,703	Elastic NV *	387,245
2,079	EPAM Systems, Inc. *	379,043
11,899	Fortinet, Inc. *	913,367
3,318	Genpact Ltd.	128,573
3,154	NCR Corp. *	99,540
18,921	NetApp, Inc.	993,542
11,848	Nutanix, Inc. *	311,010
27,768	Pure Storage, Inc. *	470,390
1,098	Zscaler, Inc. *	51,891
		3,789,313
	DISTRIBUTION/WHOLESALE - 1.4%
12,195	Copart, Inc. *	979,624
9,755	IAA, Inc. *	407,076
1,664	Pool Corp.	335,629
4,466	Resideo Technologies, Inc. *	64,087
2,888	WW Grainger, Inc.	858,169
		2,644,585

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
1,021	Ally Financial, Inc.	33,856
2,088	American Express Co.	246,969
4,353	Charles Schwab Corp.	182,086
1,062	Credit Acceptance Corp. *	489,911
13,962	Discover Financial Services	1,132,179
8,110	Evercore, Inc.	649,611
493	LendingTree, Inc. *	153,042
1,159	LPL Financial Holdings, Inc.	94,922
7,468	Mastercard, Inc.	2,028,085
1,634	Raymond James Financial, Inc.	134,740
5,890	SEI Investments Co.	349,012
3,702	Synchrony Financial	126,201
1,196	T Rowe Price Group, Inc.	136,643
7,864	TD Ameritrade Holding Corp.	367,249
		6,124,506
	ELECTRIC - 0.1%
186	IDACORP, Inc.	20,957
4,334	OGE Energy Corp.	196,677
		217,634
	ELECTRICAL COMPONENTS & EQUIPMENT- 2.0%
451	Acuity Brands, Inc.	60,790
20,145	AMETEK, Inc.	1,849,714
3,698	Generac Holdings, Inc. *	289,701
9,491	Hubbell, Inc.	1,247,117
1,475	Universal Display Corp.	247,653
		3,694,975
	ELECTRONICS - 4.7%
25,593	ADT, Inc.	160,468
23,888	Allegion PLC	2,475,991
12,756	Keysight Technologies, Inc. *	1,240,521
2,066	Mettler-Toledo International, Inc. *	1,455,290
29,637	National Instruments Corp.	1,244,458
335	SYNNEX Corp.	37,822
4,782	Waters Corp. *	1,067,486
8,072	Woodward, Inc.	870,404
		8,552,440
	ENGINERRING & CONSTRUCTION - 0.2%
2,327	frontdoor, Inc. *	113,022
4,716	MasTec, Inc. *	306,210
		419,232
	ENTERTAINMENT - 1.0%
10,426	Live Nation Entertainment, Inc. *	691,661
12,191	Penn National Gaming, Inc. *	227,057
5,477	Six Flags Entertainment Corp.	278,177
3,116	Vail Resorts, Inc.	709,077
		1,905,972
	ENVIRONMENTAL CONTROL - 0.1%
2,103	Republic Services, Inc.	182,015

	FOOD - 1.7%
15,962	Hershey Co.	2,473,950
2,654	McCormick & Co., Inc.	414,820
3,565	Performance Food Group Co. *	164,026
845	Sprouts Farmers Market, Inc. *	16,342
		3,069,138

	HEALTHCARE PRODUCTS - 4.9%
2,024	ABIOMED, Inc. *	360,049
4,684	Align Technology, Inc. *	847,429
5,206	Avantor, Inc. *	76,528
3,451	Bruker Corp.	151,602
323	Hill-Rom Holdings, Inc.	33,989
33,957	Hologic, Inc. *	1,714,489
8,881	IDEXX Laboratories, Inc. *	2,415,010
1,729	Insulet Corp. *	285,164
5,278	Masimo Corp. *	785,314
3,606	Penumbra, Inc. *	484,971
308	ResMed, Inc.	41,614
22,169	SmileDirectClub, Inc. *	307,706
533	STERIS PLC	77,013
572	Teleflex, Inc.	194,337
4,871	Varian Medical Systems, Inc. *	580,087
3,364	West Pharmaceutical Services, Inc.	477,082
		8,832,384
	HEALTHCARE - SERVICES - 1.8%
234	Anthem, Inc.	56,183
24,227	Centene Corp. *	1,048,060
3,114	Chemed Corp.	1,300,313
564	IQVIA Holdings, Inc. *	84,250
2,817	WellCare Health Plans, Inc. *	730,082
		3,218,888
	HOME BUILDERS - 0.3%
6,562	DR Horton, Inc.	345,883
3,500	Lennar Corp.	195,475
		541,358
	HOME FURNISHINGS - 0.3%
6,865	Tempur Sealy International, Inc. *	529,978

	HOUSEHOLD PRODUCTS/WARES - 1.4%
28,027	Church & Dwight Co., Inc.	2,108,751
3,014	Clorox Co.	457,736
		2,566,487
	HOUSEWARES - 0.3%
4,701	Scotts Miracle-Gro Co.	478,656

	INSURANCE - 0.1%
86	Alleghany Corp. *	68,607
6,654	Arthur J Gallagher & Co.	595,999
10,820	Brown & Brown, Inc.	390,169
830	Erie Indemnity Co.	154,090
7,332	First American Financial Corp.	432,661
714	Globe Life, Inc.	68,373
2,263	Kemper Corp.	176,401
		1,886,300
	INTERNET - 8.1%
17,399	CDW Corp.	2,144,253
11,008	Etsy, Inc. *	621,952
7,245	Expedia Group, Inc.	973,800
2,622	F5 Networks, Inc. *	368,181
25,305	GoDaddy, Inc. *	1,669,624
2,860	GrubHub, Inc. *	160,761
5,661	Lyft, Inc. *	231,195
4,368	Match Group, Inc.	312,050
2,388	Okta, Inc. *	235,122
7,104	Palo Alto Networks, Inc. *	1,448,008
6,583	Pinterest, Inc. *	174,120
2,293	Proofpoint, Inc. *	295,912
7,968	RingCentral, Inc. *	1,001,259
3,094	Roku, Inc. *	314,845
8,669	Spotify Technology SA *	988,266
42,174	Twitter, Inc. *	1,737,569
8,011	VeriSign, Inc. *	1,511,115
3,656	Wayfair, Inc. *	409,911
2,935	Yelp, Inc. *	101,991
		14,699,934

	LEISURE - 0.4%
12,906	Planet Fitness, Inc. *	746,870

	LODGING - 0.9%
3,654	Boyd Gaming Corp.	87,513
11,798	Choice Hotels International, Inc.	1,049,550
4,836	Extended Stay America, Inc.	70,799
3,777	Wynn Resorts Ltd.	410,635
		1,618,497
	MACHINERY - CONSTRUCTION & MINING - 0.2%
5,168	Oshkosh Corp.	391,734

	MACHINERY - DIVERSIFIED - 1.7%
2,409	Cognex Corp.	118,354
2,152	Crane Co.	173,516
8,153	Graco, Inc.	375,364
9,978	IDEX Corp.	1,635,195
3,913	Rockwell Automation, Inc.	644,862
3,229	Xylem, Inc.	257,093
		3,204,384
	MEDIA - 2.3%
18,323	Altice USA, Inc. *	525,504
12,509	AMC Networks, Inc. *	614,942
389	Cable One, Inc.	488,078
10,243	CBS Corp.	413,510
3,759	FactSet Research Systems, Inc.	913,324
1,125	New York Times Co.	32,040
9,112	Sinclair Broadcast Group, Inc.	389,447
136,881	Sirius XM Holdings, Inc.	856,191
		4,233,036
	MISCELLANEOUS MANUFACTURER - 1.7%
3,044	AptarGroup, Inc.	360,562
4,407	Carlisle Cos, Inc.	641,395
17,322	Ingersoll-Rand PLC	2,134,244
		3,136,201
	OFFICE/BUSINESS EQUIPMENT - 0.5%
4,152	Zebra Technologies Corp. *	856,848

	OIL & GAS - 0.5%
7,647	Antero Resources Corp. *	23,094
18,573	Cabot Oil & Gas Corp.	326,328
3,400	ConocoPhillips	193,732
6,058	Continental Resources, Inc. *	186,526
10,562	Marathon Oil Corp.	129,596
6,674	Transocean Ltd. *	29,833
		889,109

	OIL & GAS SERVICES - 0.0% ^
2,265	Patterson-UTI Energy, Inc.	19,366

	PACKAGING & CONTAINERS - 0.7%
15,379	Ball Corp.	1,119,745
13,392	Westrock Co.	488,138
		1,607,883
	PHARMACEUTICALS - 2.7%
2,031	Agios Pharmaceuticals, Inc. *	65,804
16,030	AmerisourceBergen Corp.	1,319,750
672	CVS Health Corp.	42,383
5,535	DexCom, Inc. *	826,043
5,450	Jazz Pharmaceuticals PLC *	698,363
911	McKesson Corp.	124,497
4,168	Neurocrine Biosciences, Inc. *	375,578
1,943	PRA Health Sciences, Inc. *	192,804
780	Sarepta Therapeutics, Inc. *	58,750
		3,703,972
	REAL ESTATE INVESTMENT TRUSTS - 2.5%
7,116	Equity LifeStyle Properties, Inc.	950,698
4,848	Extra Space Storage, Inc.	566,343
11,214	Lamar Advertising Co.	918,763
29,333	Outfront Media, Inc.	814,871
1,168	Park Hotels & Resorts, Inc.	29,165
8,838	SBA Communications Corp.	2,131,284
		5,411,124
	RETAIL - 9.3%
404	Advance Auto Parts, Inc.	66,822
2,020	AutoZone, Inc. *	2,190,932
2,743	Burlington Stores, Inc. *	548,106
6,951	CarMax, Inc. *	611,688
1,472	Chipotle Mexican Grill, Inc. *	1,237,172
20,100	Darden Restaurants, Inc.	2,376,222
20,718	Dollar General Corp.	3,292,919
4,237	Domino’s Pizza, Inc.	1,036,328
6,999	Dunkin’ Brands Group, Inc.	555,441
12,605	Lululemon Athletica, Inc. *	2,426,841
3,934	Nordstrom, Inc.	132,458
1,952	O’Reilly Automotive, Inc. *	777,892
11,976	Tractor Supply Co.	1,083,109
2,383	Ulta Beauty, Inc. *	597,299
2,474	Yum China Holdings, Inc.	112,394
		17,045,623
	SEMICONDUCTORS - 4.9%
61,297	Advanced Micro Devices, Inc. *	1,777,000
3,862	Applied Materials, Inc.	192,714
5,124	Cirrus Logic, Inc. *	274,544
3,559	Entegris, Inc.	167,487
2,986	KLA-Tencor Corp.	476,118
12,836	Lam Research Corp.	2,966,528
753	Maxim Integrated Products, Inc.	43,606
2,900	NVIDIA Corp.	504,803
12,155	Teradyne, Inc.	703,896
17,685	Xilinx, Inc.	1,695,992
		8,802,688

	SOFTWARE - 13.8%
2,893	ACI Worldwide, Inc. *	90,623
2,198	Aspen Technology, Inc. *	270,530
3,552	Atlassian Corp. PLC *	445,563
10,225	Broadridge Financial Solutions, Inc.	1,272,297
23,594	Cadence Design Systems, Inc. *	1,559,092
6,452	Cerner Corp.	439,833
3,182	Citrix Systems, Inc.	307,127
7,151	Cloudflare, Inc. *	132,794
1,429	Coupa Software, Inc. *	185,156
1,284	Datadog, Inc. *	43,540
9,070	DocuSign, Inc. *	561,614
27,631	Dropbox, Inc. *	557,317
1,066	Fair Isaac Corp. *	323,552
25,406	Fiserv, Inc. *	2,631,808
1,209	HubSpot, Inc. *	183,296
1,736	Intuit, Inc.	461,672
13,556	Manhattan Associates, Inc. *	1,093,563
9,952	Medallia, Inc. *	272,983
1,382	Medidata Solutions, Inc. *	126,453
2,046	MSCI, Inc.	445,517
5,751	New Relic, Inc. *	353,399
44,119	Paychex, Inc.	3,651,730
5,243	Paycom Software, Inc. *	1,098,356
12,095	Pluralsight, Inc. *	203,136
7,465	PTC, Inc. *	508,964
4,288	salesforce.com, Inc. *	636,511
3,441	ServiceNow, Inc. *	873,498
7,108	Splunk, Inc. *	837,749
5,595	SS&C Technologies Holdings, Inc.	288,534
3,237	Synopsys, Inc. *	444,278
4,974	Take-Two Interactive Software, Inc. *	623,441
7,426	Twilio, Inc. *	816,563
16,527	Veeva Systems, Inc. *	2,523,508
1,845	Workday, Inc. *	313,576
136,730	Zynga, Inc. *	795,769
		25,373,342
	TELECOMMUNICATIONS - 1.4%
3,240	Arista Networks, Inc. *	774,101
6,378	Ciena Corp. *	250,209
5,408	Motorola Solutions, Inc.	921,577
9,124	Telephone & Data Systems, Inc.	235,399
5,980	United States Cellular Corp. *	224,728
5,860	Zayo Group Holdings, Inc. *	198,654
		2,604,668
	TOYS/GAMES/HOBBIES - 0.0% ^
347	Hasbro, Inc.	41,185

	TRANSPORTATION - 1.3%
11,601	CH Robinson Worldwide, Inc.	983,533
2,626	Expeditors International of Washington, Inc.	195,085
10,321	Landstar System, Inc.	1,161,938
		2,340,556

	TRUCKING & LEASING - 0.1%
3,420	GATX Corp.	265,153

	TOTAL COMMON STOCKS (Cost - $161,223,404)	182,047,222

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
2,614,203	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a)(Cost - $2,614,203)	2,614,203

	TOTAL INVESTMENTS - 99.9% (Cost - $163,837,607)	$184,661,425
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	104,052
	TOTAL NET ASSETS - 100.0%	$184,765,477

*	Non-Income producing security.

^	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2019.

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	19	Dec-19	$2,829,575	$(20,748)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(20,748)

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.2%
	AEROSPACE/DEFENSE - 0.5%
454	AAR Corp.	$18,709
433	Aerojet Rocketdyne Holdings, Inc. *	21,871
331	Mercury Systems, Inc. *	26,867
207	Moog, Inc.	16,792
		84,239
	AGRICULTURE - 0.4%
294	Alico, Inc.	10,002
987	Phibro Animal Health Corp.	21,053
3,313	Vector Group Ltd.	39,455
		70,510
	AIRLINES - 0.3%
923	Hawaiian Holdings, Inc.	24,238
225	SkyWest, Inc.	12,915
550	Spirit Airlines, Inc. *	19,965
		57,118
	APPAREL - 1.0%
318	Columbia Sportswear Co.	30,811
1,383	Crocs, Inc. *	38,392
266	Deckers Outdoor Corp. *	39,198
415	Oxford Industries, Inc.	29,755
1,352	Wolverine World Wide, Inc.	38,207
		176,363
	AUTO MANUFACTURERS - 0.1%
458	Navistar International Corp. *	12,874
505	Wabash National Corp.	7,328
		20,202
	AUTO PARTS & EQUIPMENT - 0.9%
348	Cooper-Standard Holdings, Inc. *	14,226
2,773	Dana, Inc.	40,042
1,114	Meritor, Inc. *	20,609
392	Miller Industries, Inc.	13,054
865	Modine Manufacturing Co. *	9,835
486	Standard Motor Products, Inc.	23,595
2,863	Telenav, Inc. *	13,685
1,530	Tenneco, Inc.	19,156
		154,202

	BANKS - 8.7%
371	Ameris Bancorp	14,929
2,194	Bancorp, Inc. *	21,721
1,637	Bank of Commerce Holdings	17,827
261	Banner Corp.	14,660
220	BOK Financial Corp.	17,413
2,030	Cadence BanCorp	35,606
879	Capital City Bank Group, Inc.	24,129
330	Carolina Financial Corp.	11,728
2,833	Cathay General Bancorp	98,404
451	CenterState Bank Corp.	10,817
329	Enterprise Bancorp, Inc.	9,863
3,140	First Commonwealth Financial Corp.	41,699
313	First Community Corp.	6,097
401	First Financial Bankshares, Inc.	13,365
390	First Horizon National Corp.	6,318
813	First Merchants Corp.	30,597
204	First of Long Island Corp.	4,641
120	First United Corp.	2,640
1,340	Glacier Bancorp, Inc.	54,216
269	Hancock Whitney Corp.	10,301
1,449	Heritage Commerce Corp.	17,033
2,097	Home BancShares, Inc.	39,413
3,207	Hope Bancorp, Inc.	45,988
24	IBERIABANK Corp.	1,813
1,667	Independent Bank Corp.	35,532
1,176	Independent Bank Group, Inc.	61,869
404	International Bancshares Corp.	15,602
740	Lakeland Bancorp, Inc.	11,418
1,375	Lakeland Financial Corp.	60,473
1,089	Macatawa Bank Corp.	11,315
745	Merchants Bancorp	12,322
814	MidWestOne Financial Group, Inc.	24,843
567	National Bank Holdings Corp.	19,386
756	Opus Bank	16,458
491	Preferred Bank	25,719
352	Renasant Corp.	12,324
510	Republic Bancorp, Inc.	22,160
4,613	Republic First Bancorp, Inc. *	19,375
2,046	Sandy Spring Bancorp, Inc.	68,971
520	Shore Bancshares, Inc.	8,013
1,093	Sierra Bancorp	29,030
1,126	SmartFinancial, Inc. *	23,455
719	South Plains Financial, Inc.	11,720
279	Southern First Bancshares, Inc. *	11,118
770	Synovus Financial Corp.	27,535
1,918	TCF Financial Corp.	73,018
75	TriCo Bancshares	2,723
3,801	TriState Capital Holdings, Inc. *	79,973
4,307	United Community Banks, Inc.	122,103
191	Walker & Dunlop, Inc.	10,683
347	WesBanco, Inc.	12,967
1,154	West Bancorporation, Inc.	25,088
1,269	Wintrust Financial Corp.	82,015
		1,488,426
	BEVERAGES - 0.2%
97	Boston Beer Co, Inc. *	35,316

	BIOTECHNOLOGY - 4.8%
277	10X Genomics, Inc. *	13,961
1,378	ACADIA Pharmaceuticals, Inc. *	49,594
229	Acceleron Pharma, Inc. *	9,048
2,569	Achillion Pharmaceuticals, Inc. *	9,248
2,241	Acorda Therapeutics, Inc. *	6,432
4,852	Agenus, Inc. *	12,518
635	Alder Biopharmaceuticals, Inc. *	11,976
350	Allogene Therapeutics, Inc. *	9,539
807	AMAG Pharmaceuticals, Inc. *	9,321
875	Amicus Therapeutics, Inc. *	7,018
327	AnaptysBio, Inc. *	11,442
292	Apellis Pharmaceuticals, Inc. *	7,034
6,159	Aptinyx, Inc. *	21,495
2,236	Arcus Biosciences, Inc. *	20,348
2,190	Ardelyx, Inc. *	10,293
323	Arena Pharmaceuticals, Inc. *	14,784
825	Arrowhead Pharmaceuticals, Inc. *	23,249
510	Assembly Biosciences, Inc. *	5,013
298	Atara Biotherapeutics, Inc. *	4,208
5,026	Athersys, Inc. *	6,685
252	Audentes Therapeutics, Inc. *	7,079
226	Biohaven Pharmaceutical Holding Co. Ltd. *	9,429
152	Blueprint Medicines Corp. *	11,167
1,099	Calithera Biosciences, Inc. *	3,396
1,062	ChemoCentryx, Inc. *	7,200
905	CytomX Therapeutics, Inc. *	6,679
508	Deciphera Pharmaceuticals, Inc. *	17,242
375	Denali Therapeutics, Inc. *	5,745
313	Editas Medicine, Inc. *	7,118
510	Emergent BioSolutions, Inc. *	26,663
2,668	Enzo Biochem, Inc. *	9,605
798	Epizyme, Inc. *	8,231
272	Esperion Therapeutics, Inc. *	9,972
239	Exact Sciences Corp. *	21,598
656	Fate Therapeutics, Inc. *	10,188
337	FibroGen, Inc. *	12,462
216	Five Prime Therapeutics, Inc. *	837
1,472	Halozyme Therapeutics, Inc. *	22,831
588	Immunomedics, Inc. *	7,797
599	Insmed, Inc. *	10,566
468	Intercept Pharmaceuticals, Inc. *	31,056
2,227	Intrexon Corp. *	12,738
899	Iovance Biotherapeutics, Inc. *	16,362
269	Ligand Pharmaceuticals, Inc. *	26,776
354	MacroGenics, Inc. *	4,517
728	Medicines Co. *	36,400
100	Mirati Therapeutics, Inc. *	7,791
807	Myriad Genetics, Inc. *	23,104
406	Nektar Therapeutics *	7,395
1,030	NeoGenomics, Inc. *	19,694
1,287	NGM Biopharmaceuticals, Inc. *	17,825
3,586	Nymox Pharmaceutical Corp. *	6,598
648	Prothena Corp. PLC *	5,080
165	Puma Biotechnology, Inc. *	1,776
382	REGENXBIO, Inc. *	13,599
1,213	Retrophin, Inc. *	14,059
6	Sage Therapeutics, Inc. *	842
1,095	Sangamo Therapeutics, Inc. *	9,910
257	Spark Therapeutics, Inc. *	24,924
636	Theravance Biopharma, Inc. *	12,389
513	Ultragenyx Pharmaceutical, Inc. *	21,946
946	Veracyte, Inc. *	22,704
2,433	ZIOPHARM Oncology, Inc. *	10,413
		826,909

	BUILDING MATERIALS - 1.9%
762	Boise Cascade Co.	24,833
2,392	Builders FirstSource, Inc. *	49,215
515	Continental Building Products, Inc. *	14,054
1,005	Griffon Corp.	21,075
782	Louisiana-Pacific Corp.	19,222
4,194	LSI Industries, Inc.	21,893
100	Masonite International Corp. *	5,800
828	PGT Innovations, Inc. *	14,300
716	Summit Materials, Inc. *	15,895
794	Trex Co., Inc. *	72,198
1,828	Universal Forest Products, Inc.	72,900
		331,385
	CHEMICALS - 1.6%
490	AdvanSix, Inc. *	12,603
721	Ferro Corp. *	8,551
1,075	HB Fuller Co.	50,052
211	Ingevity Corp. *	17,901
599	Innospec, Inc.	53,395
460	Koppers Holdings, Inc. *	13,437
472	Materion Corp.	28,962
1,298	PolyOne Corp.	42,380
418	Stepan Co.	40,571
90	Univar, Inc. *	1,868
		269,720
	COAL - 0.2%
109	Arch Coal, Inc.	8,088
1,002	Peabody Energy Corp.	14,749
1,162	SunCoke Energy, Inc. *	6,554
		29,391

	COMMERCIAL SERVICES - 5.5%
649	Aaron’s, Inc.	41,705
575	AMN Healthcare Services, Inc. *	33,097
548	Arlo Technologies, Inc. *	1,869
1,065	ASGN, Inc. *	66,946
206	Avalara, Inc. *	13,862
1,122	Care.com, Inc. *	11,725
1,179	Carriage Services, Inc.	24,099
1,066	Chegg, Inc. *	31,927
383	CorVel Corp. *	28,993
640	CRA International, Inc.	26,861
125	Forrester Research, Inc.	4,017
88	FTI Consulting, Inc. *	9,327
176	Grand Canyon Education, Inc. *	17,283
586	Green Dot Corp. *	14,796
882	GreenSky, Inc. *	6,037
911	Hackett Group, Inc.	14,995
393	Harsco Corp. *	7,451
643	HealthEquity, Inc. *	36,744
452	Herc Holdings, Inc. *	21,023
843	HMS Holdings Corp. *	29,054
981	Insperity, Inc.	96,746
706	International Money Express, Inc. *	9,700
694	K12, Inc. *	18,322
1,894	Kforce, Inc.	71,659
1,240	Korn Ferry	47,914
885	LiveRamp Holdings, Inc. *	38,020
80	Medifast, Inc.	8,290
282	National Research Corp.	16,285
615	Paylocity Holding Corp. *	60,012
762	Quad/Graphics, Inc.	8,009
329	Rosetta Stone, Inc. *	5,725
393	Sotheby’s *	22,393
690	SP Plus Corp. *	25,530
262	Strategic Education, Inc.	35,601
392	TriNet Group, Inc. *	24,378
169	Viad Corp.	11,348
		941,743
	COMPUTERS - 1.8%
419	EPAM Systems, Inc. *	76,392
507	Insight Enterprises, Inc. *	28,235
376	Lumentum Holdings, Inc. *	20,139
1,132	Mitek Systems, Inc. *	10,924
648	Nutanix, Inc. *	17,010
178	Parsons Corp. *	5,870
906	Perspecta, Inc.	23,665
404	Presidio, Inc.	6,828
1,135	Pure Storage, Inc. *	19,227
332	Qualys, Inc. *	25,089
651	Rapid7, Inc. *	29,549
132	Science Applications International Corp.	11,530
511	Virtusa Corp. *	18,406
382	Vocera Communications, Inc. *	9,416
190	Zscaler, Inc. *	8,979
		311,259
	COSMETICS/PERSONAL CARE - 0.1%
117	Inter Parfums, Inc.	8,186

	DISTRIBUTION/WHOLESALE - 1.1%
476	Anixter International, Inc. *	32,901
881	Core-Mark Holding Co, Inc.	28,293
1,193	G-III Apparel Group Ltd. *	30,744
856	H&E Equipment Services, Inc.	24,704
1,922	ScanSource, Inc. *	58,717
457	Systemax, Inc.	10,059
		185,418
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
674	Ares Management Corp.	18,070
3,062	Boston Private Financial Holdings, Inc.	35,688
1,959	Brightsphere Investment Group, Inc.	19,414
545	Cohen & Steers, Inc.	29,937
982	Enova International, Inc. *	20,376
86	Evercore, Inc.	6,889
446	Federal Agricultural Mortgage Corp.	36,420
402	Federated Investors, Inc.	13,029
371	Focus Financial Partners, Inc. *	8,830
473	Hamilton Lane, Inc.	26,942
2,425	Ladenburg Thalmann Financial Services, Inc.	5,747
666	LendingClub Corp. *	8,711
31	LendingTree, Inc. *	9,623
5,039	Medley Management, Inc.	17,636
1,106	Moelis & Co.	36,332
368	Piper Jaffray Cos	27,777
802	Silvercrest Asset Management Group, Inc.	9,865
321	Stifel Financial Corp.	18,419
297	Westwood Holdings Group, Inc.	8,218
		357,923
	ELECTRIC - 2.3%
584	Avista Corp.	28,289
906	Black Hills Corp.	69,517
594	Clearway Energy, Inc.	10,300
1,832	IDACORP, Inc.	206,411
1,131	PNM Resources, Inc.	58,902
760	Vistra Energy Corp.	20,315
		393,734
	ELECTRICAL COMPONENTS & EQUIPMENT- 0.8%
1,471	Generac Holdings, Inc. *	115,238
147	Littelfuse, Inc.	26,065
		141,303
	ELECTRONICS - 3.1%
550	Alarm.com Holdings, Inc. *	25,652
6,967	Fitbit, Inc. *	26,544
2,043	GoPro, Inc. *	10,593
240	II-VI, Inc. *	8,464
951	OSI Systems, Inc. *	96,583
1,692	Sanmina Corp. *	54,330
583	SYNNEX Corp.	65,821
467	Tech Data Corp. *	48,680
1,020	Watts Water Technologies, Inc.	95,605
847	Woodward, Inc.	91,332
		523,604

	ENERGY - ALTERNATE SOURCES - 0.2%
317	Enphase Energy, Inc. *	7,047
4,036	Pacific Ethanol, Inc. *	2,273
649	Renewable Energy Group, Inc. *	9,738
128	REX American Resources Corp. *	9,770
		28,828
	ENGINEERING & CONSTRUCTION - 1.9%
1,153	Comfort Systems USA, Inc.	50,997
996	Dycom Industries, Inc. *	50,846
545	EMCOR Group, Inc.	46,935
1,221	Great Lakes Dredge & Dock Corp. *	12,759
1,082	MasTec, Inc. *	70,254
814	Mistras Group, Inc. *	13,350
694	MYR Group, Inc. *	21,715
973	Primoris Services Corp.	19,081
385	TopBuild Corp. *	37,126
		323,063
	ENTERTAINMENT - 0.8%
283	Churchill Downs, Inc.	34,938
473	Eldorado Resorts, Inc. *	18,859
1,272	IMAX Corp. *	27,920
310	Marriott Vacations Worldwide Corp.	32,119
1,055	Penn National Gaming, Inc. *	19,649
		133,485
	ENVIRONMENTAL CONTROL - 0.3%
726	CECO Environmental Corp. *	5,071
1,422	Evoqua Water Technologies Corp. *	24,202
291	Tetra Tech, Inc.	25,247
		54,520
	FOOD - 1.6%
200	Calavo Growers, Inc.	19,036
443	Chefs’ Warehouse, Inc. *	17,862
3,512	Dean Foods Co.	4,074
1,135	Hostess Brands, Inc. *	15,873
132	J&J Snack Foods Corp.	25,344
417	John B Sanfilippo & Son, Inc.	40,282
2,071	Performance Food Group Co. *	95,287
672	Seneca Foods Corp. *	20,953
1,146	Simply Good Foods Co. *	33,222
		271,933
	FOREST PRODUCTS & PAPER - 0.1%
640	Schweitzer-Mauduit International, Inc.	23,962

	GAS - 0.8%
780	Chesapeake Utilities Corp.	74,350
778	Southwest Gas Holdings, Inc.	70,829
		145,179
	HAND/MACHINE TOOLS - 0.3%
602	Milacron Holdings Corp. *	10,035
438	MSA Safety, Inc.	47,790
		57,825

	HEALTHCARE PRODUCTS - 3.8%
3,283	Accuray, Inc. *	9,094
170	Adaptive Biotechnologies Corp. *	5,253
1,266	AtriCure, Inc. *	31,574
27	Atrion Corp.	21,038
352	Cantel Medical Corp.	26,330
410	Cardiovascular Systems, Inc. *	19,483
545	CONMED Corp.	52,402
628	Genomic Health, Inc. *	42,591
882	Globus Medical, Inc. *	45,088
34	Haemonetics Corp. *	4,289
215	ICU Medical, Inc. *	34,314
306	Inogen, Inc. *	14,660
131	Insulet Corp. *	21,606
157	Integer Holdings Corp. *	11,863
628	Intersect ENT, Inc. *	10,682
489	iRhythm Technologies, Inc. *	36,240
506	Luminex Corp.	10,449
205	Masimo Corp. *	30,502
580	Merit Medical Systems, Inc. *	17,667
725	NanoString Technologies, Inc. *	15,653
36	Nevro Corp. *	3,095
704	Novocure Ltd. *	52,645
146	NuVasive, Inc. *	9,253
7,845	OPKO Health, Inc. *	16,396
172	Penumbra, Inc. *	23,132
209	Repligen Corp. *	16,028
1,995	RTI Surgical Holdings, Inc. *	5,686
1,990	SmileDirectClub, Inc. *	27,621
57	Surmodics, Inc. *	2,607
264	Tandem Diabetes Care, Inc. *	15,571
599	Wright Medical Group NV *	12,357
		645,169
	HEALTHCARE - SERVICES - 3.0%
684	American Renal Associates Holdings, Inc. *	4,323
866	Catalent, Inc. *	41,274
143	Chemed Corp.	59,712
743	Encompass Health Corp.	47,017
703	Ensign Group, Inc.	33,343
1,568	Invitae Corp. *	30,215
490	LHC Group, Inc. *	55,644
137	Magellan Health, Inc. *	8,508
617	Medpace Holdings, Inc. *	51,853
161	Molina Healthcare, Inc. *	17,665
689	Natera, Inc. *	22,599
123	National HealthCare Corp.	10,068
991	Select Medical Holdings Corp. *	16,421
674	Syneos Health, Inc. *	35,864
656	Teladoc Health, Inc. *	44,424
410	Tenet Healthcare Corp. *	9,069
216	Tivity Health, Inc. *	3,592
205	US Physical Therapy, Inc.	26,763
		518,354

	HOME BUILDERS - 1.3%
1,085	Beazer Homes USA, Inc. *	16,166
55	LCI Industries	5,052
2,233	MDC Holdings, Inc.	96,242
1,185	Meritage Homes Corp. *	83,365
1,328	TRI Pointe Group, Inc. *	19,973
294	William Lyon Homes *	5,986
		226,784
	HOME FURNISHINGS - 0.4%
5,787	Daktronics, Inc.	42,737
303	Hooker Furniture Corp.	6,496
319	iRobot Corp. *	19,673
		68,906
	HOUSEWARE PRODUCTS/WARES - 0.4%
1,340	ACCO Brands Corp.	13,226
245	Central Garden & Pet Co. *	7,161
85	Central Garden & Pet Co. - Class A *	2,357
927	CSS Industries, Inc.	3,680
64	Helen of Troy Ltd.	10,090
631	Quanex Building Products Corp.	11,408
295	Spectrum Brands Holdings, Inc.	15,552
		63,474
	INSURANCE - 3.0%
178	American National Insurance Co.	22,024
2,723	CNO Financial Group, Inc.	43,105
143	eHealth, Inc. *	9,551
1,368	Employers Holdings, Inc.	59,617
1,697	Essent Group Ltd.	80,896
332	FBL Financial Group, Inc.	19,757
4,435	Genworth Financial, Inc. *	19,514
1,272	Greenlight Capital Re Ltd. *	13,356
455	HCI Group, Inc.	19,128
539	Horace Mann Educators Corp.	24,972
124	Kemper Corp.	9,666
575	Kinsale Capital Group, Inc.	59,403
1,160	MGIC Investment Corp.	14,593
1,003	National General Holdings Corp.	23,089
325	NMI Holdings, Inc. *	8,535
1,150	Protective Insurance Corp.	20,068
1,861	Radian Group, Inc.	42,505
653	United Fire Group, Inc.	30,678
		520,457

	INTERNET - 2.3%
926	Boingo Wireless, Inc. *	10,279
607	Cargurus, Inc. *	18,787
930	Cars.com, Inc. *	8,351
749	Cogent Communications Holdings, Inc.	41,270
408	Etsy, Inc. *	23,052
3,134	Groupon, Inc. *	8,336
271	GrubHub, Inc. *	15,233
1,062	NIC, Inc.	21,930
323	Perficient, Inc. *	12,461
380	Proofpoint, Inc. *	49,039
1,247	QuinStreet, Inc. *	15,700
586	RingCentral, Inc. *	73,637
419	Stitch Fix, Inc. *	8,066
942	TechTarget, Inc. *	21,219
1,115	TrueCar, Inc. *	3,791
1,048	Yelp, Inc. *	36,417
391	Zendesk, Inc. *	28,496
		396,064
	INVESTMENT COMPANIES - 0.1%
750	Ellington Financial, Inc.	13,553

	IRON/STEEL - 0.3%
322	Carpenter Technology Corp.	16,635
1,759	Cleveland-Cliffs, Inc.	12,700
991	Schnitzer Steel Industries, Inc.	20,474
		49,809
	LEISURE TIME - 0.6%
259	Fox Factory Holding Corp. *	16,120
484	Malibu Boats, Inc. *	14,849
880	MasterCraft Boat Holdings, Inc. *	13,134
1,318	OneSpaWorld Holdings Ltd. *	20,469
517	Planet Fitness, Inc. *	29,919
		94,491
	LODGING - 0.4%
713	Boyd Gaming Corp.	17,076
1,024	Caesars Entertainment Corp. *	11,940
1,507	Century Casinos, Inc. *	11,649
771	Marcus Corp.	28,535
991	Target Hospitality Corp. *	6,749
		75,949
	MACHINERY - DIVERSIFIED - 1.3%
211	Alamo Group, Inc.	24,839
254	Albany International Corp.	22,901
383	Altra Industrial Motion Corp.	10,607
1,338	Applied Industrial Technologies, Inc.	75,998
1,081	Briggs & Stratton Corp.	6,551
410	Cactus, Inc. *	11,865
353	Curtiss-Wright Corp.	45,668
816	DXP Enterprises, Inc. *	28,332
277	Manitowoc Co., Inc. *	3,463
		230,224

	MEDIA - 1.1%
1,456	Entercom Communications Corp.	4,863
4,818	Entravision Communications Corp.	15,321
1,573	Gray Television, Inc. *	25,671
1,484	Liberty Latin America Ltd. *	25,369
1,116	MSG Networks, Inc. *	18,102
190	Nexstar Media Group, Inc.	19,439
499	Sinclair Broadcast Group, Inc.	21,327
1,189	TEGNA, Inc.	18,465
1,915	Townsquare Media, Inc.	13,462
286	World Wrestling Entertainment, Inc.	20,349
		182,368
	METAL FABRICATE/HARDWARE - 0.9%
227	Lawson Products, Inc. *	8,792
453	LB Foster Co. *	9,816
2,479	Rexnord Corp. *	67,057
2,495	Ryerson Holding Corp. *	21,282
1,088	TimkenSteel Corp. *	6,844
302	TriMas Corp. *	9,256
975	Worthington Industries, Inc.	35,149
		158,196
	MINING - 0.4%
2,260	Coeur Mining, Inc. *	10,871
6,536	Hecla Mining Co.	11,503
429	Kaiser Aluminum Corp.	42,458
		64,832
	MISCELLANEOUS MANUFACTURER - 1.3%
178	Axon Enterprise, Inc. *	10,107
311	EnPro Industries, Inc.	21,350
816	ESCO Technologies, Inc.	64,921
335	Fabrinet *	17,521
873	Hillenbrand, Inc.	26,958
142	John Bean Technologies Corp.	14,119
128	Proto Labs, Inc. *	13,069
366	Raven Industries, Inc.	12,246
430	Standex International Corp.	31,364
309	Trinseo SA	13,272
		224,927
	OFFICE FURNISHINGS - 0.4%
2,204	Interface, Inc.	31,826
1,019	Kimball International, Inc.	19,667
1,001	Steelcase, Inc.	18,418
		69,911
	OIL & GAS - 1.6%
1,039	Brigham Minerals, Inc.	20,676
486	Carrizo Oil & Gas, Inc. *	4,172
2,758	CNX Resources Corp. *	20,023
462	CVR Energy, Inc.	20,342
550	Delek US Holdings, Inc.	19,965
3,248	Denbury Resources, Inc. *	3,865
5,122	Evolution Petroleum Corp.	29,912
2,377	Gulfport Energy Corp. *	6,442
1,933	Matador Resources Co. *	31,952
219	Montage Resources Corp. *	828
121	Murphy USA, Inc. *	10,321
4,899	Oasis Petroleum, Inc. *	16,951
2	Parker Drilling Co. *	38
342	PDC Energy, Inc. *	9,491
107	Penn Virginia Corp. *	3,110
8,102	Southwestern Energy Co. *	15,637
2,107	SRC Energy, Inc. *	9,819
2,185	Talos Energy, Inc. *	44,421
2,253	Valaris PLC	10,837
		278,802

	OIL & GAS SERVICES - 1.0%
2,783	Archrock, Inc.	27,746
394	Basic Energy Services, Inc. *	567
655	C&J Energy Services, Inc. *	7,028
273	Dril-Quip, Inc. *	13,699
949	Exterran Corp. *	12,394
1,558	Forum Energy Technologies, Inc. *	2,415
1,688	FTS International, Inc. *	3,781
190	KLX Energy Services Holdings, Inc. *	1,643
1,097	Matrix Service Co. *	18,803
607	MRC Global, Inc. *	7,363
1,631	Natural Gas Services Group, Inc. *	20,893
577	Oceaneering International, Inc. *	7,818
1,382	Oil States International, Inc. *	18,381
1,973	ProPetro Holding Corp. *	17,935
20,995	Superior Energy Services, Inc. *	2,729
2,699	TETRA Technologies, Inc. *	5,425
510	US Silica Holdings, Inc.	4,876
		173,496
	PACKAGING & CONTAINERS - 0.2%
417	Greif, Inc.	15,800
410	Matthews International Corp.	14,510
		30,310
	PHARMACEUTICALS - 2.9%
391	Aerie Pharmaceuticals, Inc. *	7,515
777	Aimmune Therapeutics, Inc. *	16,270
2,123	Akebia Therapeutics, Inc. *	8,322
2,804	Amneal Pharmaceuticals, Inc. *	8,132
4,959	Chimerix, Inc. *	11,654
707	Clovis Oncology, Inc. *	2,778
393	Coherus Biosciences, Inc. *	7,962
855	Concert Pharmaceuticals, Inc. *	5,027
1,331	Corcept Therapeutics, Inc. *	18,814
4,212	Corvus Pharmaceuticals, Inc. *	12,678
1,507	Dermira, Inc. *	9,630
635	Diplomat Pharmacy, Inc. *	3,111
209	Enanta Pharmaceuticals, Inc. *	12,557
798	Endo International PLC *	2,562
631	Global Blood Therapeutics, Inc. *	30,616
642	Heron Therapeutics, Inc. *	11,877
1,081	Horizon Pharma PLC *	29,436
865	Intellia Therapeutics, Inc. *	11,548
789	Intra-Cellular Therapies, Inc. *	5,894
1,900	Ironwood Pharmaceuticals, Inc. *	16,311
82	Mallinckrodt PLC *	198
215	MyoKardia, Inc. *	11,212
806	Natural Health Trends Corp.	5,706
263	Neogen Corp. *	17,913
1,252	Owens & Minor, Inc.	7,274
263	Pacira Pharmaceuticals, Inc. *	10,012
302	Portola Pharmaceuticals, Inc. *	8,100
225	PRA Health Sciences, Inc. *	22,327
1,491	Prestige Consumer Healthcare, Inc. *	51,723
179	Ra Pharmaceuticals, Inc. *	4,233
299	Reata Pharmaceuticals, Inc. *	24,007
185	Sarepta Therapeutics, Inc. *	13,934
3,816	Seres Therapeutics, Inc. *	15,302
474	Spectrum Pharmaceuticals, Inc. *	3,932
247	Supernus Pharmaceuticals, Inc. *	6,788
395	USANA Health Sciences, Inc. *	27,014
858	Vanda Pharmaceuticals, Inc. *	11,394
661	Xencor, Inc. *	22,296
207	Zogenix, Inc. *	8,288
		504,347

	REAL ESTATE - 0.8%
432	Marcus & Millichap, Inc. *	15,332
1,446	McGrath RentCorp	100,627
842	RE/MAX Holdings, Inc.	27,079
		143,038
	REAL ESTATE INVESTMENT TRUSTS - 9.1%
1,676	Acadia Realty Trust	47,900
937	Ares Commercial Real Estate Corp.	14,271
194	Armada Hoffler Properties, Inc.	3,509
7,553	Cedar Realty Trust, Inc.	22,659
1,808	Chatham Lodging Trust	32,815
1,868	City Office REIT, Inc.	26,881
1,061	CoreCivic, Inc.	18,334
2,359	CorePoint Lodging, Inc.	23,849
920	Cousins Properties, Inc.	34,583
4,618	DiamondRock Hospitality Co.	47,335
2,451	Easterly Government Properties, Inc.	52,206
1,020	EastGroup Properties, Inc.	127,520
5,838	First Industrial Realty Trust, Inc.	230,951
2,457	Four Corners Property Trust, Inc.	69,484
1,374	Franklin Street Properties Corp.	11,624
326	GEO Group, Inc.	5,653
4,103	Hersha Hospitality Trust	61,053
4,354	Invesco Mortgage Capital, Inc.	66,660
703	Kite Realty Group Trust	11,353
2,022	Ladder Capital Corp.	34,920
1,622	National Storage Affiliates Trust	54,126
544	NexPoint Residential Trust, Inc.	25,437
1,788	Preferred Apartment Communities, Inc.	25,837
363	QTS Realty Trust, Inc.	18,662
1,391	Rexford Industrial Realty, Inc.	61,232
5,792	RLJ Lodging Trust	98,406
556	Ryman Hospitality Properties, Inc.	45,486
322	STAG Industrial, Inc.	9,493
9,442	Summit Hotel Properties Inc	109,527
1,954	Sunstone Hotel Investors, Inc.	26,848
1,263	Terreno Realty Corp.	64,527
1,498	TPG RE Finance Trust, Inc.	29,720
2,231	Xenia Hotels & Resorts, Inc.	47,119
		1,559,980

	RETAIL - 5.2%
1,907	American Eagle Outfitters, Inc.	30,932
277	America’s Car-Mart, Inc. *	25,401
1,050	Asbury Automotive Group, Inc. *	107,446
2,486	Bassett Furniture Industries, Inc.	38,036
327	Beacon Roofing Supply, Inc. *	10,964
1,746	Bed Bath & Beyond, Inc.	18,577
405	Big Lots, Inc.	9,922
652	BJ’s Restaurants, Inc.	25,324
1,009	BJ’s Wholesale Club Holdings, Inc. *	26,103
1,473	Bloomin’ Brands, Inc.	27,884
1,364	BMC Stock Holdings, Inc. *	35,710
566	Brinker International, Inc.	24,151
655	Cato Corp.	11,535
742	Cheesecake Factory, Inc.	30,927
2,489	Chico’s FAS, Inc.	10,031
856	Citi Trends, Inc.	15,665
423	Denny’s Corp. *	9,630
167	Dillard’s, Inc.	11,040
283	FirstCash, Inc.	25,943
200	Five Below, Inc. *	25,220
1,733	Foundation Building Materials, Inc. *	26,844
151	Freshpet, Inc. *	7,515
435	Lithia Motors, Inc.	57,585
347	Ollie’s Bargain Outlet Holdings, Inc. *	20,348
716	PC Connection, Inc.	27,852
110	RH *	18,791
696	Rush Enterprises, Inc.	26,852
1,329	Sonic Automotive, Inc.	41,744
2,119	Texas Roadhouse, Inc.	111,290
883	Zumiez, Inc. *	27,970
		887,232
	SAVINGS & LOANS - 1.9%
4,761	Community Bankers Trust Corp.	40,945
1,068	First Defiance Financial Corp.	30,935
2,277	First Financial Northwest, Inc.	33,654
48	First Savings Financial Group, Inc.	3,034
70	Hingham Institution for Savings	13,230
1,710	Investors Bancorp, Inc.	19,426
1,688	Meridian Bancorp, Inc.	31,650
4,554	Riverview Bancorp, Inc.	33,609
1,721	United Community Financial Corp.	18,552
2,390	Washington Federal, Inc.	88,406
321	WSFS Financial Corp.	14,156
		327,597

	SEMICONDUCTORS - 2.2%
510	Alpha & Omega Semiconductor Ltd. *	6,263
400	Ambarella, Inc. *	25,134
5,456	Amkor Technology, Inc. *	49,650
558	Brooks Automation, Inc.	20,663
218	Cabot Microelectronics Corp.	30,784
1,770	Cirrus Logic, Inc. *	94,837
1,213	Cohu, Inc.	16,382
940	Diodes, Inc. *	37,741
800	GSI Technology, Inc. *	7,008
327	Inphi Corp. *	19,963
150	Power Integrations, Inc.	13,565
372	Semtech Corp. *	18,083
829	Synaptics, Inc. *	33,119
858	Ultra Clean Holdings, Inc. *	12,557
		385,749
	SOFTWARE - 4.1%
2,129	Allscripts Healthcare Solutions, Inc. *	23,376
266	Appfolio, Inc. *	25,307
962	Benefitfocus, Inc. *	22,905
253	Blackline, Inc. *	12,096
460	Bottomline Technologies de, Inc. *	18,101
942	Box, Inc. *	15,600
2,717	Castlight Health, Inc. *	3,831
3,085	Cloudera, Inc. *	27,333
641	Cloudflare, Inc *	11,903
699	Cornerstone OnDemand, Inc. *	38,319
310	Coupa Software, Inc. *	40,167
619	CSG Systems International, Inc.	31,990
195	Datadog, Inc. *	6,612
675	Domo, Inc. *	10,787
2,300	Evolent Health, Inc. *	16,537
126	Fair Isaac, Corp. *	38,244
333	Fastly, Inc. *	7,992
577	Five9, Inc. *	31,008
163	Health Catalyst, Inc. *	5,157
1,963	InnerWorkings, Inc. *	8,696
1,442	Inovalon Holdings, Inc. *	23,634
847	LivePerson, Inc. *	30,238
794	ManTech International Corp.	56,700
294	Medallia, Inc. *	8,064
127	MicroStrategy, Inc. *	18,843
173	Model N, Inc. *	4,802
366	New Relic, Inc. *	22,491
595	Omnicell, Inc. *	43,001
278	Phreesia, Inc. *	6,739
788	Progress Software Corp.	29,991
123	PROS Holdings, Inc. *	7,331
500	SPS Commerce, Inc. *	23,535
520	SVMK, Inc. *	8,892
357	Workiva, Inc. *	15,647
1,001	Yext, Inc. *	15,906
		711,775

	STOREAGE/WAREHOUSING - 0.4%
2,025	Mobile Mini, Inc.	74,642

	TELECOMMUNICATIONS - 1.7%
3,916	A10 Networks, Inc. *	27,177
988	Calix, Inc. *	6,313
1,615	Ciena Corp. *	63,356
1,334	Consolidated Communications Holdings, Inc.	6,350
1,770	Extreme Networks, Inc. *	12,877
3,748	Infinera Corp. *	20,427
956	Iridium Communications, Inc. *	20,344
958	Ooma, Inc. *	9,963
250	Plantronics, Inc.	9,330
1,239	TESSCO Technologies, Inc.	17,804
258	Ubiquiti, Inc.	30,511
591	ViaSat, Inc. *	44,514
1,506	Vonage Holdings Corp. *	17,018
		285,984
	TRANSPORTATION - 1.3%
245	Atlas Air Worldwide Holdings, Inc. *	6,181
2,485	Covenant Transportation Group, Inc. *	40,853
810	Hub Group, Inc. *	37,665
588	Knight-Swift Transportation Holdings, Inc.	21,344
2,720	Marten Transport Ltd.	56,522
5,808	Nordic American Tankers Ltd.	12,545
808	Scorpio Tankers, Inc.	24,046
361	Universal Logistics Holdings, Inc.	8,404
561	Werner Enterprises, Inc.	19,803
		227,363
	TRUCKING & LEASING - 0.2%
167	GATX Corp.	12,948
588	Greenbrier Cos, Inc.	17,711
		30,659
	WATER - 0.2%
601	SJW Group	41,042

	TOTAL COMMON STOCKS (Cost - $17,011,425)	16,711,230

	WARRANT - 0.0% ^
20	Parker Drilling Co. (Cost - $0)	—

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
437,502	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a)(Cost - $437,502)	$437,502

	TOTAL INVESTMENTS - 99.7% (Cost - $17,448,927)	$17,148,732
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	43,094
	TOTAL NET ASSETS - 100.0%	$17,191,826

*	Non-income producing security.

^	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2019.

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
E-mini Russell 2000 Future	Goldman Sachs	6	Dec-19	$457,500	$(14,556)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(14,556)

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.9%
	ADVERTISING - 0.6%
7,206	Interpublic Group of Cos, Inc.	$155,361

	AEROSPACE/DEFENSE - 2.8%
236	Boeing Co.	89,791
20	HEICO Corp.	2,498
908	Lockheed Martin Corp.	354,174
258	Northrop Grumman Corp.	96,696
526	Raytheon Co.	103,196
134	Teledyne Technologies, Inc. *	43,147
		689,502
	AGRICULTURE - 0.8%
2,718	Altria Group, Inc.	111,166
1,173	Phillip Morris International, Inc.	89,066
		200,232
	AIRLINES - 0.1%
269	Alaska Air Group, Inc.	17,461
147	Delta Air Lines, Inc.	8,467
		25,928
	APPAREL - 0.3%
883	NIKE, Inc.	82,931

	AUTO MANUFACTURERS - 1.4%
7,753	Ford Motor Co.	71,017
3,944	PACCAR, Inc.	276,119
		347,136
	AUTO PARTS & EQUIPMENT - 0.1%
1,842	Goodyear Tire & Rubber Co.	26,534

	BANKS - 4.7%
7,774	Bank of America Corp.	226,768
521	Citigroup, Inc.	35,991
2,178	Citizens Financial Group, Inc.	77,036
40	Comerica, Inc.	2,640
347	Cullen/Frost Bankers, Inc.	30,727
1,133	First Horizon National Corp.	18,355
2,577	JPMorgan Chase & Co.	303,287
3,526	Morgan Stanley	150,454
433	SunTrust Banks, Inc.	29,790
967	US Bancorp	53,514
3,228	Wells Fargo & Co.	162,820
905	Western Alliance Bancorp	41,702
161	Zions Bancorp NA	7,168
		1,140,252
	BEVERAGES - 1.2%
397	Coca-Cola Co.	21,613
189	Molson Coors Brewing Co.	10,868
653	Monster Beverage Corp. *	37,913
1,680	PepsiCo, Inc.	230,328
		300,722

	BIOTECHNOLOGY - 2.6%
449	Amgen, Inc.	86,886
202	Biogen, Inc. *	47,030
691	Celgene Corp. *	68,616
5,332	Gilead Sciences, Inc.	337,942
282	Regeneron Pharmaceuticals, Inc. *	78,227
133	Vertex Pharmaceuticals, Inc. *	22,533
		641,234
	CHEMICALS - 1.2%
735	Air Products & Chemicals, Inc.	163,067
46	CF Industries Holdings, Inc.	2,263
537	Ecolab, Inc.	106,347
355	LyondellBasell Industries NV	31,762
		303,439
	COMMERCIAL SERVICES - 1.9%
1,967	Automatic Data Processing, Inc.	317,513
49	CoStar Group, Inc. *	29,067
1,663	H&R Block, Inc.	39,280
101	Insperity, Inc.	9,961
797	Robert Half International, Inc.	44,361
41	S&P Global, Inc.	10,044
206	Square, Inc. *	12,762
		462,988
	COMPUTERS - 4.9%
424	Accenture PLC	81,556
1,055	Amdocs Ltd.	69,746
4,239	Apple, Inc.	949,409
117	Dell Technologies, Inc. - Class C *	6,068
3,163	HP, Inc.	59,844
185	International Business Machines Corp.	26,903
131	NetApp, Inc.	6,879
131	Parsons Corp. *	4,320
		1,204,725
	COSMETICS/PERSONAL CARE - 1.4%
626	Estee Lauder Cos, Inc.	124,543
1,677	Proctor & Gamble Co.	208,585
		333,128
	DISTRIBUTION/WHOLESALE - 0.1%
824	Resideo Technologies, Inc. *	11,824

	DIVERSIFIED FINANCIAL SERVICES - 6.2%
804	Ally Financial, Inc.	26,661
1,913	American Express Co.	226,270
909	Capital One Financial Corp.	82,701
2,324	Charles Schwab Corp.	97,213
434	CME Group, Inc.	91,722
714	Discover Financial Services	57,898
232	Evercore, Inc.	18,583
1,136	Intercontinental Exchange, Inc.	104,819
231	Invesco Ltd.	3,913
1,848	Mastercard, Inc.	501,861
1,627	TD Ameritrade Holding Corp.	75,981
1,274	Visa, Inc.	219,141
		1,506,763

	ELECTRIC - 3.1%
733	Alliant Energy Corp.	39,531
1,746	Consolidated Edison, Inc.	164,945
1,034	DTE Energy Co.	137,481
34	IDACORP, Inc.	3,831
1,881	OGE Energy Corp.	85,360
341	Pinnacle West Capital Corp.	33,101
4,560	Xcel Energy, Inc.	295,898
		760,147
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,594	AMETEK, Inc.	146,361
311	Generac Holdings, Inc. *	24,364
280	Hubbell, Inc.	36,792
		207,517
	ELECTRONICS - 1.9%
1,938	ADT, Inc.	12,151
1,856	Allegion PLC	192,374
987	Honeywell International, Inc.	167,000
2,443	National Instruments Corp.	102,582
		474,107
	ENGINEERING & CONSTRUCTION - 0.2%
275	Fluor Corp.	5,261
134	frontdoor, Inc. *	6,508
420	MasTec, Inc. *	27,271
		39,040
	ENTERTAINMENT - 0.1%
497	International Game Technology PLC	7,062
92	Live Nation Entertainment, Inc. *	6,103
		13,165
	ENVIRONMENTAL CONTROL - 0.4%
841	Waste Management, Inc.	96,715

	FOOD - 1.3%
2,100	General Mills, Inc.	115,752
1,161	Hershey Co.	179,943
539	Performance Food Group Co. *	24,799
		320,494
	FOREST PRODUCTS & PAPER - 0.1%
827	Domtar Corp.	29,615

	GAS - 0.2%
611	Southwest Gas Holdings, Inc.	55,625

	HAND/MACHINE TOOLS - 0.0% ^
77	Snap-on, Inc.	12,054

	HEALTHCARE PRODUCTS - 2.6%
1,305	Danaher Corp.	188,481
909	Hologic, Inc. *	45,895
180	IDEXX Laboratories, Inc. *	48,947
802	Medtronic PLC	87,113
42	Penumbra, Inc. *	5,649
947	Stryker Corp.	204,836
158	Thermo Fisher Scientific, Inc.	46,021
		626,942

	HEALTHCARE - SERVICES - 1.4%
621	Anthem, Inc.	149,102
793	UnitedHealth Group, Inc.	172,335
35	WellCare Health Plans, Inc. *	9,071
		330,508
	HOME BUILDERS - 0.0% ^
202	DR Horton, Inc.	10,647

	HOUSEHOLD PRODUCTS/WARES - 0.7%
1,422	Church & Dwight Co., Inc.	106,991
519	Kimberly-Clark Corp.	73,724
		180,715
	INSURANCE - 5.5%
748	Allstate Corp.	81,293
864	Arthur J Gallagher & Co.	77,388
2,748	Berkshire Hathaway, Inc. *	571,639
131	Brown & Brown, Inc.	4,724
483	Cincinnati Financial Corp.	56,352
1,197	First American Financial Corp.	70,635
1,044	Globe Life, Inc.	99,973
550	Lincoln National Corp.	33,176
118	Mercury General Corp.	6,594
1,552	MetLife, Inc.	73,192
402	Progressive Corp.	31,055
1,672	Prudential Financial, Inc.	150,396
207	Travelers Cos, Inc.	30,779
1,394	Unum Group	41,430
248	WR Berkley Corp.	17,913
		1,346,539
	INTERNET - 8.6%
197	Alphabet, Inc. - Class A *	240,565
293	Alphabet, Inc. - Class C *	357,167
487	Amazon.com, Inc. *	845,388
248	CDW Corp.	30,564
2,599	Facebook, Inc. *	462,830
87	GoDaddy, Inc. *	5,740
675	Lyft, Inc. *	27,567
293	Netflix, Inc. *	78,413
1,022	Pinterest, Inc. *	27,032
19	Spotify Technology SA *	2,166
559	Yelp, Inc. *	19,425
		2,096,857
	LEISURE - 0.1%
259	Royal Caribbean Cruises Ltd.	28,057

	LODGING - 0.2%
380	Boyd Gaming Corp.	9,101
654	Extended Stay America, Inc.	9,575
305	Las Vegas Sands Corp.	17,617
		36,293
	MACHINERY - CONSTRUCTION & MINING - 0.5%
167	Caterpillar, Inc.	21,094
1,344	Oshkosh Corp.	101,875
		122,969

	MACHINERY - DIVERSIFIED - 0.8%
89	Crane Co.	7,176
365	Cummins, Inc.	59,375
195	IDEX Corp.	31,957
237	Roper Technologies, Inc.	84,514
		183,022
	MEDIA - 1.7%
1,318	AMC Networks, Inc. *	64,793
2,738	Comcast Corp.	123,429
167	Fox Corp. - Class B *	5,267
598	Sinclair Broadcast Group, Inc.	25,559
712	Viacom, Inc. - Class A	18,697
3,753	Viacom, Inc. - Class B	90,185
663	Walt Disney Co.	86,402
		414,332
	MINING - 0.1%
565	Alcoa Corp. *	11,340
2,018	Freeport-McMoRan, Inc.	19,312
		30,652
	MISCELLANEOUS MANUFACTURER - 0.4%
81	3M Co.	13,316
86	Carlisle Cos, Inc.	12,516
355	Ingersoll-Rand PLC	43,740
83	Parker-Hannifin Corp.	14,991
		84,563
	OIL & GAS - 3.6%
1,070	Chevron Corp.	126,902
2,450	ConocoPhillips	139,601
205	Continental Resources, Inc. *	6,312
1,568	EOG Resources, Inc.	116,377
4,435	Exxon Mobil Corp.	313,155
548	Marathon Petroleum Corp.	33,291
1	Occidental Petroleum Corp.	44
563	Phillips 66	57,651
4,536	Transocean Ltd. *	20,276
609	Valero Energy Corp.	51,911
		865,520
	OIL & GAS SERVICES - 0.1%
328	Baker Hughes a GE Co.	7,610
960	Patterson-UTI Energy, Inc.	8,208
		15,818
	PACKAGING & CONTAINERS - 0.2%
1,642	Westrock Co.	59,851

	PHARMACEUTICALS - 6.5%
2,153	AbbVie, Inc.	163,025
985	AmerisourceBergen Corp.	81,095
3,009	Bristol-Myers Squibb Co.	152,586
772	Cigna Corp.	117,182
2,419	CVS Health Corp.	152,566
507	Eli Lilly & Co.	56,698
3,661	Johnson & Johnson	473,660
1,966	Merck & Co., Inc.	165,498
2,660	Pfizer, Inc.	95,574
987	Zoetis, Inc.	122,970
		1,580,854

	PIPELINES - 0.3%
2,969	Williams Cos, Inc.	71,434

	REAL ESTATE INVESTMENT TRUSTS - 2.8%
400	American Tower Corp.	88,452
167	Boston Properties, Inc.	21,653
737	Host Hotels & Resorts, Inc.	12,743
620	Invitation Homes, Inc.	18,358
1,466	Outfront Media, Inc.	40,725
3,049	Park Hotels & Resorts, Inc.	76,134
2,075	Prologis, Inc.	176,832
151	SBA Communications Corp.	36,414
1,335	Simon Property Group, Inc.	207,793
		679,104
	RETAIL - 5.9%
61	AutoZone, Inc. *	66,162
579	Costco Wholesale Corp.	166,816
1,401	Darden Restaurants, Inc.	165,626
763	Dollar General Corp.	121,271
37	Domino’s Pizza, Inc.	9,050
1,234	Home Depot, Inc.	286,313
426	Lululemon Athletica, Inc. *	82,018
982	McDonald’s Corp.	210,845
423	Ross Stores, Inc.	46,467
319	Target Corp.	34,104
306	Texas Roadhouse, Inc.	16,071
74	Tractor Supply Co.	6,693
1,931	Walmart, Inc.	229,170
		1,440,606
	SEMICONDUCTORS - 3.7%
2,674	Applied Materials, Inc.	133,433
161	Broadcom Ltd.	44,447
869	Cirrus Logic, Inc. *	46,561
4,323	Intel Corp.	222,764
151	Lam Research Corp.	34,898
1,123	NVIDIA Corp.	195,481
787	QUALCOMM, Inc.	60,032
1,294	Texas Instruments, Inc.	167,236
		904,852
	SOFTWARE - 8.4%
656	Adobe, Inc. *	181,220
42	Electronic Arts, Inc. *	4,108
296	Fidelity National Information Services, Inc.	39,297
475	Intuit, Inc.	126,321
50	Manhattan Associates, Inc. *	4,033
7,637	Microsoft Corp.	1,061,772
637	Oracle Corp.	35,054
1,582	Paychex, Inc.	130,942
1,614	salesforce.com, Inc. *	239,582
307	ServiceNow, Inc. *	77,932
759	Veeva Systems, Inc. *	115,892
11	Workday, Inc. *	1,870
3,705	Zynga, Inc. *	21,563
		2,039,586

	TELECOMMUNICATIONS - 3.4%
4,059	AT&T, Inc.	153,593
1,411	CenturyLink, Inc.	17,609
5,849	Cisco Systems, Inc.	288,999
2,135	Telephone & Data Systems, Inc.	55,083
775	United States Cellular Corp. *	29,124
4,753	Verizon Communications, Inc.	286,891
		831,299
	TRANSPORTATION - 0.5%
933	CH Robinson Worldwide, Inc.	79,100
393	CSX Corp.	27,223
195	Landstar System, Inc.	21,953
		128,276
	TRUCKING & LEASING - 0.5%
1,419	GATX Corp.	110,015

	WATER - 0.9%
1,797	American Water Works Co., Inc.	223,241

	TOTAL COMMON STOCKS (Cost - $21,668,656)	23,883,730

	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND - 2.0%

495,934	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a) (Cost - $495,934)	495,934

	TOTAL INVESTMENTS - 99.9% (Cost - $22,164,590)	$24,379,664
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	27,289
	TOTAL NET ASSETS - 100.0%	$24,406,953

*	Non-income producing security.

^	Represents less than 0.05%

(a)	Money market rate shown represents the rate at September 30, 2019.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	3	Dec-19	$446,775	$(4,541)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				(4,541)

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.2%
	ADVERTISING - 0.9%
112,420	Interpublic Group of Cos, Inc.	$2,423,775

	AEROSPACE/DEFENSE - 1.7%
811	General Dynamics Corp.	148,194
1,216	L3Harris Technologies, Inc.	253,706
6,769	Lockheed Martin Corp.	2,640,316
579	Northrop Grumman Corp.	217,003
2,696	Raytheon Co.	528,928
2,064	Teledyne Technologies, Inc. *	664,588
		4,452,735
	AGRICULTURE - 1.3%
32,558	Altria Group, Inc.	1,331,622
28,467	Phillip Morris International, Inc.	2,161,500
		3,493,122
	AIRLINES - 0.2%
3,406	Alaska Air Group, Inc.	221,083
3,999	Delta Air Lines, Inc.	230,342
1,443	United Airlines Holdings, Inc. *	127,576
		579,001
	AUTO MANUFACTURERS - 1.7%
141,182	Ford Motor Co.	1,293,227
47,757	PACCAR, Inc.	3,343,468
		4,636,695
	AUTO PARTS & EQUIPMENT - 0.4%
15,815	Dana, Inc.	228,369
52,798	Goodyear Tire & Rubber Co.	760,555
		988,924
	BANKS - 10.4%
155,412	Bank of America Corp.	4,533,368
7,108	Bank of New York Mellon Corp.	321,353
556	CIT Group, Inc.	25,192
22,250	Citigroup, Inc.	1,537,030
46,155	Citizens Financial Group, Inc.	1,632,502
2,158	Comerica, Inc.	142,406
6,329	Cullen/Frost Bankers, Inc.	560,433
11,056	East West Bancorp, Inc.	489,670
9,794	First Hawaiian, Inc.	261,500
47,473	First Horizon National Corp.	769,063
59,149	JPMorgan Chase & Co.	6,961,246
70,723	Morgan Stanley	3,017,750
426	Pinnacle Financial Partners, Inc.	24,176
28,067	Regions Financial Corp.	444,020
666	State Street Corp.	39,421
8,865	SunTrust Banks, Inc.	609,912
829	Texas Capital Bancshares, Inc. *	45,305
17,982	US Bancorp	995,124
73,371	Wells Fargo & Co.	3,700,833
19,550	Western Alliance Bancorp	900,864
20,740	Zions Bancorp NA	923,345
		27,934,513

	BEVERAGES - 0.3%
3,460	Molson Coors Brewing Co.	198,950
4,470	Monster Beverage Corp. *	259,528
2,666	PepsiCo, Inc.	365,509
		823,987
	BIOTECHNOLOGY - 2.2%
4,298	10X Genomics, Inc. *	216,619
2,687	Biogen, Inc. *	625,587
64,606	Gilead Sciences, Inc.	4,094,728
3,783	Regeneron Pharmaceuticals, Inc. *	1,049,405
		5,986,339
	CHEMICALS - 2.2%
9,245	Air Products & Chemicals, Inc.	2,051,096
5,439	CF Industries Holdings, Inc.	267,599
3,960	DuPont de Nemours Inc	282,388
5,256	Ecolab, Inc.	1,040,898
352	International Flavors & Fragrances, Inc.	43,187
3,742	Linde PLC	724,900
15,473	LyondellBasell Industries NV	1,384,369
4,889	Mosaic Co.	100,225
		5,894,662
	COMMERCIAL SERVICES - 0.9%
8,132	Automatic Data Processing, Inc.	1,312,667
231	CoStar Group, Inc. *	137,029
14,237	H&R Block, Inc.	336,278
2,686	Insperity, Inc.	264,893
6,069	Robert Half International, Inc.	337,801
		2,388,668
	COMPUTERS - 0.8%
16,325	Amdocs Ltd.	1,079,246
412	Apple, Inc.	92,276
3,480	Dell Technologies, Inc. - Class C *	180,473
41,760	HP, Inc.	790,099
		2,142,094
	COSMETICS/PERSONAL CARE - 2.1%
3,854	Colgate-Palmolive Co.	283,308
2,760	Estee Lauder Cos, Inc.	549,102
38,588	Proctor & Gamble Co.	4,799,575
		5,631,985
	DISTRIBUTION/WHOLESALE - 0.1%
16,144	Resideo Technologies, Inc. *	231,666

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
22,597	Ally Financial, Inc.	749,317
19,253	American Express Co.	2,277,245
20,555	Capital One Financial Corp.	1,870,094
26,048	Charles Schwab Corp.	1,089,588
8,609	CME Group, Inc.	1,819,426
10,792	Discover Financial Services	875,123
6,115	Evercore, Inc.	489,812
12,271	Intercontinental Exchange, Inc.	1,132,245
12,724	Invesco Ltd.	215,545
7,197	Mastercard, Inc.	1,954,489
21,765	TD Ameritrade Holding Corp.	1,016,426
		13,489,310

	ELECTRIC - 6.2%
38,716	Alliant Energy Corp.	2,087,954
10,686	Avista Corp.	517,630
30,923	Consolidated Edison, Inc.	2,921,296
20,843	DTE Energy Co.	2,771,285
1,470	Evergy, Inc.	97,843
13,822	IDACORP, Inc.	1,557,325
33,574	OGE Energy Corp.	1,523,588
15,191	Pinnacle West Capital Corp.	1,474,590
54,167	Xcel Energy, Inc.	3,514,897
		16,466,408
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
15,399	AMETEK, Inc.	1,413,936
6,547	Generac Holdings, Inc. *	512,892
5,282	Hubbell, Inc.	694,055
		2,620,883
	ELECTRONICS - 2.1%
52,584	ADT, Inc.	329,702
20,068	Allegion PLC	2,080,048
3,350	Garmin Ltd.	283,712
9,149	Honeywell International, Inc.	1,548,011
32,576	National Instruments Corp.	1,367,866
450	SYNNEX Corp.	50,805
		5,660,144
	ENGINEERING & CONSTRUCTION - 0.4%
10,973	AECOM *	412,146
11,192	Fluor Corp.	214,103
4,405	frontdoor, Inc. *	213,951
1,918	MasTec, Inc. *	124,536
		964,736
	ENTERTAINMENT - 0.1%
1,734	Cinemark Holdings, Inc.	67,002
21,170	International Game Technology PLC	300,826
		367,828
	ENVIRONMENTAL CONTROL - 0.4%
8,157	Waste Management, Inc.	938,055

	FOOD - 2.0%
38,218	General Mills, Inc.	2,106,576
14,103	Hershey Co.	2,185,824
4,060	Hormel Foods Corp.	177,544
12,980	Kraft Heinz Co.	362,596
9,677	Performance Food Group Co. *	445,239
		5,277,779
	FOREST PRODUCTS & PAPER - 0.2%
14,330	Domtar Corp.	513,157

	GAS - 0.3%
9,301	Southwest Gas Holdings, Inc.	846,763

	HAND/MACHINE TOOLS - 0.3%
4,486	Snap-on, Inc.	702,238

	HEALTHCARE PRODUCTS - 2.2%
15,587	Danaher Corp.	2,251,230
4,246	Hologic, Inc. *	214,381
22,742	Medtronic PLC	2,470,236
31,463	SmileDirectClub, Inc. *	436,706
2,450	Stryker Corp.	529,935
		5,902,488
	HEALTHCARE - SERVICES - 0.6%
6,896	Anthem, Inc.	1,655,730

	HOME BUILDERS - 0.3%
12,518	DR Horton, Inc.	659,824
1,957	Thor Industries, Inc.	110,844
		770,668
	HOUSEHOLD PRODUCTS/WARES - 0.9%
13,962	Church & Dwight Co., Inc.	1,050,501
1,021	Clorox Co.	155,059
8,737	Kimberly-Clark Corp.	1,241,091
		2,446,651
	INSURANCE - 9.0%
7,971	Aflac, Inc.	417,043
15,257	Allstate Corp.	1,658,131
6,671	American Financial Group, Inc.	719,467
8,694	Arthur J Gallagher & Co.	778,722
1,644	AXA Equitable Holdings Inc	36,431
45,052	Berkshire Hathaway, Inc. *	9,371,717
3,787	Brown & Brown, Inc.	136,559
12,755	Cincinnati Financial Corp.	1,488,126
623	Fidelity National Financial, Inc.	27,667
21,076	First American Financial Corp.	1,243,695
10,569	Globe Life, Inc.	1,012,087
16,592	Lincoln National Corp.	1,000,829
1,808	Mercury General Corp.	101,031
25,070	MetLife, Inc.	1,182,301
9,051	MGIC Investment Corp.	113,862
3,342	Progressive Corp.	258,170
32,535	Prudential Financial, Inc.	2,926,523
7,472	Travelers Cos, Inc.	1,111,012
15,899	Unum Group	472,518
4,179	WR Berkley Corp.	301,849
		24,357,740
	INTERNET - 0.5%
132	Amazon.com, Inc. *	229,140
292	CDW Corp.	35,986
393	Facebook, Inc. *	69,985
5,730	GoDaddy, Inc. *	378,065
8,583	Lyft, Inc. *	350,530
6,191	Pinterest, Inc. *	163,753
		1,227,459

	IRON/STEEL - 0.2%
3,153	Reliance Steel & Aluminum Co.	314,228
6,686	Steel Dynamics, Inc.	199,243
		513,471
	LEISURE - 0.2%
6,024	Royal Caribbean Cruises Ltd.	652,580

	LODGING - 0.4%
54,413	Extended Stay America, Inc.	796,606
2,700	Las Vegas Sands Corp.	155,952
		952,558
	MACHINERY - CONSTRUCTION & MINING - 0.4%
14,256	Oshkosh Corp.	1,080,605

	MACHINERY - DIVERSIFIED - 1.5%
17,990	Crane Co.	1,450,534
6,274	Cummins, Inc.	1,020,592
1,830	IDEX Corp.	299,900
3,395	Roper Technologies, Inc.	1,210,657
		3,981,683
	MEDIA - 2.4%
10,709	AMC Networks, Inc. *	526,454
32,580	Comcast Corp.	1,468,706
6,669	Discovery, Inc. *	177,595
2,848	Fox Corp. - Class A	89,826
1,640	Liberty Media Corp-Liberty SiriusXM - Class A *	68,175
5,456	Sinclair Broadcast Group, Inc.	233,189
5,365	Viacom, Inc. - Class A	140,885
41,000	Viacom, Inc. - Class B	985,230
21,007	Walt Disney Co.	2,737,634
		6,427,694
	MINING - 0.4%
18,728	Alcoa Corp. *	375,871
64,776	Freeport-McMoRan, Inc.	619,906
		995,777
	MISCELLANEOUS MANUFACTURER - 0.6%
1,791	Carlisle Cos, Inc.	260,662
39,920	General Electric Co.	356,885
2,751	Ingersoll-Rand PLC	338,951
3,414	Parker-Hannifin Corp.	616,603
		1,573,101
	OIL & GAS - 6.7%
10,221	Antero Resources Corp. *	30,867
6,473	Apache Corp	165,709
28,915	Chevron Corp.	3,429,319
982	Concho Resources, Inc.	66,678
46,091	ConocoPhillips	2,626,265
6,606	Continental Resources, Inc. *	203,399
23,729	EOG Resources, Inc.	1,761,166
83,796	Exxon Mobil Corp.	5,916,836
31,360	Marathon Oil Corp.	384,787
12,327	Marathon Petroleum Corp.	748,865
21,010	Nabors Industries Ltd.	39,289
12,019	Phillips 66	1,230,746
8,982	Range Resources Corp.	34,311
85,607	Transocean Ltd. *	382,663
10,501	Valero Energy Corp.	895,105
		17,916,005

	OIL & GAS SERVICES - 0.3%
7,512	Baker Hughes a GE Co.	174,278
26,904	Halliburton Co.	507,140
2,587	National Oilwell Varco, Inc.	54,844
21,410	Patterson-UTI Energy, Inc.	183,056
		919,318
	PACKAGING & CONTAINERS - 0.5%
3,061	Graphic Packaging Holding Co.	45,150
34,953	Westrock Co.	1,274,037
		1,319,187
	PHARMACEUTICALS - 6.8%
5,135	AbbVie, Inc.	388,822
1,565	Allergan PLC	263,374
9,316	AmerisourceBergen Corp.	766,986
38,363	Bristol-Myers Squibb Co.	1,945,388
10,005	Cigna Corp.	1,518,659
43,172	CVS Health Corp.	2,722,858
1,122	Jazz Pharmaceuticals PLC *	143,773
56,055	Johnson & Johnson	7,252,396
84,503	Pfizer, Inc.	3,036,193
2,393	Zoetis, Inc.	298,144
		18,336,593
	PIPELINES - 0.8%
31,163	Kinder Morgan, Inc.	642,269
57,037	Williams Cos, Inc.	1,372,310
		2,014,579
	REAL ESTATE INVESTMENT TRUSTS - 4.9%
1,981	Alexandria Real Estate Equities, Inc.	305,153
6,365	Boston Properties, Inc.	825,286
55,619	Brandywine Realty Trust	842,628
44,451	Host Hotels & Resorts, Inc.	768,558
29,487	Invitation Homes, Inc.	873,110
2,475	Lamar Advertising Co.	202,777
377	Life Storage, Inc.	39,740
27,812	Outfront Media, Inc.	772,617
55,372	Park Hotels & Resorts, Inc.	1,382,639
35,432	Prologis, Inc.	3,019,515
4,773	Regency Centers Corp.	331,676
43,777	RLJ Lodging Trust	743,771
112	SBA Communications Corp.	27,009
16,185	Simon Property Group, Inc.	2,519,195
4,001	SL Green Realty Corp.	327,082
3	Weingarten Realty Investors	87
		12,980,843
	RETAIL - 4.4%
109	Costco Wholesale Corp.	31,404
11,243	Darden Restaurants, Inc.	1,329,147
4,450	Dollar General Corp.	707,283
559	Domino’s Pizza, Inc.	136,726
8,461	Home Depot, Inc.	1,963,121
973	Kohl’s Corp.	48,319
2,034	Lululemon Athletica, Inc. *	391,606
11,366	McDonald’s Corp.	2,440,394
7,072	Target Corp.	756,068
1,925	Texas Roadhouse, Inc.	101,101
32,368	Walmart, Inc.	3,841,434
		11,746,603

	SEMICONDUCTORS - 2.9%
1,876	Analog Devices, Inc.	209,605
24,832	Applied Materials, Inc.	1,239,117
10,959	CirrusLogic, Inc. *	587,183
7,149	Cypress Semiconductor Corp.	166,858
86,208	Intel Corp.	4,442,298
283	Lam Research Corp.	65,404
5,392	NVIDIA Corp.	938,585
577	Texas Instruments, Inc.	74,571
		7,723,621
	SOFTWARE - 1.4%
9,915	Cloudflare, Inc. *	184,122
2,636	Dropbox, Inc. *	53,168
2,230	Intuit, Inc.	593,046
5,031	Paychex, Inc.	416,416
5,075	salesforce.com, Inc. *	753,333
1,641	ServiceNow, Inc. *	416,568
7,396	Veeva Systems, Inc. *	1,129,295
35,895	Zynga, Inc. *	208,909
		3,754,857
	TELECOMMUNICATIONS - 4.7%
111,399	AT&T, Inc.	4,215,338
44,869	CenturyLink, Inc.	559,965
5,767	Ciena Corp. *	226,239
17,713	Cisco Systems, Inc.	875,199
27,968	Telephone & Data Systems, Inc.	721,574
6,633	United States Cellular Corp. *	249,268
94,429	Verizon Communications, Inc.	5,699,734
		12,547,317
	TRANSPORTATION - 0.5%
6,339	CH Robinson Worldwide, Inc.	537,420
3,940	CSX Corp	272,924
2,088	Landstar System, Inc.	235,067
4,512	Ryder System, Inc.	233,586
		1,278,997
	TRUCKING & LEASING - 0.3%
11,479	GATX Corp.	889,967

	WATER - 1.2%
25,316	American Water Works Co., Inc.	3,145,007

	TOTAL COMMON STOCKS (Cost - $248,423,327)	262,566,566

	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
4,308,833	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a)(Cost - $4,308,833)	4,308,833

	TOTAL INVESTMENTS - 99.8% (Cost - $252,732,160)	$266,875,399
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	419,608
	TOTAL NET ASSETS - 100.0%	$267,295,007

*	Non-income producing security.

(a)	Money market rate shown represents the rate at September 30, 2019.

LP - Limited Partnerships

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	33	Dec-19	$4,914,525	$(42,086)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				(42,086)

Global Atlantic BlackRock High Yield Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 98.2%
	ADVERTISING - 0.2%
$100,000	MDC Partners, Inc. (a)	6.50	5/1/2024	$91,125
45,000	Outfront Media Capital LLC / Outfront Media Capital Corp. (a)	5.00	8/15/2027	47,232
				138,357
	AEROSPACE/DEFENSE - 2.5%
325,000	Arconic, Inc.	5.90	2/1/2027	364,098
60,000	BBA US Holdings, Inc. (a)	5.38	5/1/2026	63,000
200,000	Bombardier, Inc. (a)	8.75	12/1/2021	216,000
40,000	Kratos Defense & Security Solutions, Inc. (a)	6.50	11/30/2025	42,700
100,000	TransDigm, Inc. (a)	6.25	3/15/2026	107,375
250,000	TransDigm, Inc.	6.38	6/15/2026	263,125
200,000	TransDigm, Inc.	6.50	7/15/2024	206,250
250,000	TransDigm, Inc.	7.50	3/15/2027	271,875
200,000	TransDigm UK Holdings PLC	6.88	5/15/2026	215,000
50,000	Triumph Group, Inc. (a)	6.25	9/15/2024	52,010
				1,801,433
	AGRICULTURE - 0.6%
450,000	Vector Group, Ltd. (a)	6.13	2/1/2025	430,875

	AUTO MANUFACTURERS - 1.2%
400,000	Allison Transmission, Inc. (a)	4.75	10/1/2027	410,500
250,000	BCD Acquisition, Inc. (a)	9.63	9/15/2023	255,625
150,000	Jaguar Land Rover Automotive PLC (a)	5.63	2/1/2023	147,750
50,000	JB Poindexter & Co., Inc. (a)	7.13	4/15/2026	51,750
				865,625
	AUTO PARTS & EQUIPMENT - 0.9%
230,000	Adient US LLC (a)	7.00	5/15/2026	240,350
100,000	American Axle & Manufacturing, Inc.	6.25	4/1/2025	97,125
200,000	IHO Verwaltungs GmbH (a,b)	4.75	9/15/2026	196,000
45,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (a)	6.25	5/15/2026	47,362
15,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (a)	8.50	5/15/2027	15,188
100,000	Tenneco, Inc.	5.00	7/15/2026	81,750
				677,775
	BANKS - 0.5%
100,000	CIT Group, Inc.	5.00	8/15/2022	105,940
95,000	Freedom Mortgage Corp. (a)	8.25	4/15/2025	87,163
150,000	Provident Funding Associates LP / PFG Finance Corp. (a)	6.38	6/15/2025	145,875
				338,978
	BUILDING MATERIALS - 1.1%
160,000	Builders FirstSource, Inc. (a)	6.75	6/1/2027	172,400
100,000	Griffon Corp.	5.25	3/1/2022	100,750
200,000	James Hardie International Finance DAC (a)	5.00	1/15/2028	207,500
45,000	Norbord, Inc. (a)	5.75	7/15/2027	46,125
50,000	PGT Escrow Issuer, Inc. (a)	6.75	8/1/2026	53,875
100,000	Standard Industries, Inc. (a)	5.38	11/15/2024	103,000
100,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.13	6/1/2025	102,500
30,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	6.50	3/15/2027	32,025
				818,175
	CHEMICALS - 2.4%
150,000	CF Industries, Inc.	4.95	6/1/2043	147,000
100,000	Cornerstone Chemical Co. (a)	6.75	8/15/2024	92,346
350,000	CVR Partners LP / CVR Nitrogen Finance Corp. (a)	9.25	6/15/2023	364,875
200,000	INEOS Group Holdings SA (a)	5.63	8/1/2024	205,300
25,000	Ingevity Corp. (a)	4.50	2/1/2026	24,750
350,000	NOVA Chemicals Corp. (a)	4.88	6/1/2024	359,922
90,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (a)	5.75	4/30/2026	88,875
200,000	OCI NV (a)	6.63	4/15/2023	209,240
100,000	Rain CII Carbon LLC / CII Carbon Corp. (a)	7.25	4/1/2025	95,500
75,000	Tronox Finance PLC (a)	5.75	10/1/2025	70,931
100,000	Valvoline, Inc.	4.38	8/15/2025	101,750
				1,760,489

	COAL - 0.2%
125,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (a)	7.50	6/15/2025	111,250

	COMMERCIAL SERVICES - 2.8%
200,000	Algeco Global Finance Plc (a)	8.00	2/15/2023	199,560
100,000	Brink’s Co. (The) (a)	4.63	10/15/2027	100,564
125,000	Graham Holdings Co. (a)	5.75	6/1/2026	134,375
50,000	Hertz Corp. (The)	6.25	10/15/2022	50,438
45,000	Hertz Corp. (The) (a)	7.13	8/1/2026	46,969
450,000	Hertz Corp. (The) (a)	7.63	6/1/2022	468,563
58,000	Prime Security Services Borrower LLC / Prime Finance Inc. (a)	9.25	5/15/2023	60,975
145,000	Refinitiv US Holdings, Inc. (a)	6.25	5/15/2026	155,511
40,000	Refinitiv US Holdings, Inc. (a)	8.25	11/15/2026	44,150
100,000	RR Donnelley & Sons Co.	6.50	11/15/2023	102,500
100,000	Service Corp. International	4.63	12/15/2027	104,375
20,000	Service Corp. International	5.13	6/1/2029	21,375
300,000	ServiceMaster Co. LLC (The) (a)	5.13	11/15/2024	311,250
125,000	Sotheby’s (a)	4.88	12/15/2025	126,262
70,000	United Rentals North America, Inc.	5.25	1/15/2030	73,369
				2,000,236
	COMPUTERS - 0.9%
500,000	Dell International LLC / EMC Corp. (a)	7.13	6/15/2024	527,000
125,000	NCR Corp. (a)	5.75	9/1/2027	129,375
				656,375
	COSMETICS/PERSONAL CARE - 0.4%
70,000	Avon International Capital PLC (a)	6.50	8/15/2022	72,538
200,000	Avon International Operations, Inc. (a)	7.88	8/15/2022	208,194
				280,732
	DISTRIBUTION/WHOLESALE - 0.3%
50,000	HD Supply, Inc. (a)	5.38	10/15/2026	52,938
84,000	KAR Auction Services, Inc. (a)	5.13	6/1/2025	86,940
45,000	Performance Food Group, Inc. (a)	5.50	10/15/2027	47,363
				187,241
	DIVERSIFIED FINANCIAL SERVICES - 6.4%
500,000	Ally Financial, Inc.	5.13	9/30/2024	546,250
200,000	Ally Financial, Inc.	5.75	11/20/2025	224,004
50,000	Avolon Holdings Funding Ltd. (a)	5.13	10/1/2023	53,050
245,000	Credit Acceptance Corp. (a)	6.63	3/15/2026	262,150
125,000	Curo Group Holdings Corp. (a)	8.25	9/1/2025	109,062
100,000	Global Aircraft Leasing Co Ltd. (a,b)	6.50	9/15/2024	101,250
200,000	Goeasy Ltd. (a)	7.88	11/1/2022	208,000
200,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. (a)	7.25	8/15/2024	199,250
300,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (a)	5.25	10/1/2025	306,750
225,000	LPL Holdings, Inc. (a)	5.75	9/15/2025	234,000
140,000	Nationstar Mortgage Holdings, Inc. (a)	8.13	7/15/2023	145,950
300,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.50	7/1/2021	300,750
100,000	Navient Corp.	5.50	1/25/2023	103,250
200,000	Navient Corp.	6.75	6/15/2026	205,000
400,000	Park Aerospace Holdings Ltd. (a)	5.25	8/15/2022	421,560
200,000	Park Aerospace Holdings Ltd. (a)	5.50	2/15/2024	216,080
100,000	Quicken Loans, Inc. (a)	5.75	5/1/2025	103,125
100,000	Springleaf Finance Corp.	5.63	3/15/2023	106,500
265,000	Springleaf Finance Corp.	6.13	3/15/2024	285,206
45,000	Springleaf Finance Corp.	6.63	1/5/2028	48,388
105,000	Springleaf Finance Corp.	6.88	3/15/2025	115,697
200,000	Springleaf Finance Corp.	7.13	3/15/2026	221,865
110,000	Voyager Aviation Holdings LLC / Voyager Finance Co. (a)	8.50	8/15/2021	112,860
				4,629,997
	ELECTRIC - 2.0%
180,000	Calpine Corp. (a)	5.25	6/1/2026	186,300
100,000	Calpine Corp.	5.38	1/15/2023	101,250
80,000	Clearway Energy Operating LLC (a)	5.75	10/15/2025	84,200
200,000	Drax Finco PLC (a)	6.63	11/1/2025	208,000
50,000	NextEra Energy Operating Partners LP (a)	4.25	7/15/2024	51,500
400,000	NRG Energy, Inc.	7.25	5/15/2026	438,100
70,000	Talen Energy Supply LLC (a)	6.63	1/15/2028	68,775
225,000	Talen Energy Supply LLC (a)	7.25	5/15/2027	228,668
40,000	Vistra Operations Co. LLC (a)	5.00	7/31/2027	41,187
				1,407,980

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
80,000	Energizer Holdings, Inc. (a)	6.38	7/15/2026	85,691
20,000	Energizer Holdings, Inc. (a)	7.75	1/15/2027	22,284
				107,975
	ELECTRONICS - 0.1%
45,000	Itron, Inc. (a)	5.00	1/15/2026	46,364
50,000	Sensata Technologies, Inc. (a)	4.38	2/15/2030	49,937
				96,301
	ENERGY - ALTERNATE SOURCES - 0.1%
100,000	TerraForm Power Operating LLC (a)	5.00	1/31/2028	104,000

	ENGINEERING & CONSTRUCTION - 0.8%
150,000	AECOM	5.13	3/15/2027	157,275
229,000	AECOM	5.88	10/15/2024	248,923
45,000	Frontdoor, Inc. (a)	6.75	8/15/2026	49,276
90,000	New Enterprise Stone & Lime Co., Inc. (a)	6.25	3/15/2026	92,025
35,000	TopBuild Corp. (a)	5.63	5/1/2026	36,357
				583,856
	ENTERTAINMENT - 1.8%
75,000	Boyne USA, Inc. (a)	7.25	5/1/2025	81,720
35,000	Cedar Fair LP (a)	5.25	7/15/2029	37,450
400,000	Churchill Downs, Inc (a)	4.75	1/15/2028	410,000
25,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma (a)	10.50	2/15/2023	26,625
100,000	Eldorado Resorts, Inc.	6.00	4/1/2025	105,500
25,000	Eldorado Resorts, Inc.	6.00	9/15/2026	27,375
5,000	Jacobs Entertainment, Inc. (a)	7.88	2/1/2024	5,338
200,000	Live Nation Entertainment, Inc. (a)	4.88	11/1/2024	207,208
200,000	Merlin Entertainments PLC (a)	5.75	6/15/2026	206,875
100,000	Six Flags Entertainment Corp. (a)	4.88	7/31/2024	103,500
45,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC (a)	7.00	7/15/2026	47,925
40,000	WMG Acquisition Corp. (a)	5.50	4/15/2026	42,000
				1,301,516
	ENVIRONMENTAL CONTROL - 0.5%
200,000	Advanced Disposal Services, Inc. (a)	5.63	11/15/2024	208,750
110,000	Tervita Escrow Corp. (a)	7.63	12/1/2021	111,787
65,000	Waste Pro USA, Inc. (a)	5.50	2/15/2026	67,012
				387,549
	FOOD - 2.0%
30,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC (a)	5.88	2/15/2028	31,753
200,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC	6.63	6/15/2024	209,500
10,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC (a)	7.50	3/15/2026	11,125
400,000	Pilgrim’s Pride Corp. (a)	5.75	3/15/2025	414,000
100,000	Pilgrim’s Pride Corp. (a)	5.88	9/30/2027	107,400
100,000	Post Holdings, Inc. (a)	5.50	3/1/2025	104,750
70,000	Post Holdings, Inc. (a)	5.50	12/15/2029	72,975
300,000	Post Holdings, Inc. (a)	5.75	3/1/2027	318,060
200,000	Simmons Foods, Inc. (a)	5.75	11/1/2024	195,000
				1,464,563
	FOREST PRODUCTS & PAPER - 0.0% ^
25,000	Cascades, Inc. (a)	5.50	7/15/2022	25,312

	GAS - 0.7%
290,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.50	5/20/2025	311,388
200,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63	5/20/2024	214,125
				525,513
	HAND/MACHINE TOOLS - 0.1%
55,000	Colfax Corp. (a)	6.00	2/15/2024	58,209
25,000	Colfax Corp. (a)	6.38	2/15/2026	26,898
				85,107
	HEALTHCARE-PRODUCTS - 1.7%
100,000	Avantor, Inc. (a)	6.00	10/1/2024	107,153
40,000	Hill-Rom Holdings, Inc. (a)	4.38	9/15/2027	40,894
100,000	Hill-Rom Holdings, Inc. (a)	5.75	9/1/2023	102,670
300,000	Hologic, Inc. (a)	4.38	10/15/2025	307,500
176,000	Kinetic Concepts, Inc. / KCI USA, Inc. (a)	7.88	2/15/2021	179,590
450,000	Teleflex, Inc.	4.63	11/15/2027	469,687
				1,207,494

	HEALTHCARE-SERVICES - 4.4%
40,000	Catalent Pharma Solutions, Inc. (a)	5.00	7/15/2027	41,500
100,000	Centene Corp.	4.75	1/15/2025	102,650
120,000	Centene Corp. (a)	5.38	6/1/2026	125,550
200,000	CHS/Community Health Systems, Inc.	6.25	3/31/2023	198,670
175,000	CHS/Community Health Systems, Inc. (a)	8.00	3/15/2026	174,563
458,000	Encompass Health Corp.	5.75	11/1/2024	462,786
115,000	HCA, Inc.	5.63	9/1/2028	128,145
650,000	HCA, Inc.	5.88	2/15/2026	726,570
20,000	HCA, Inc.	5.88	2/1/2029	22,465
175,000	Molina Healthcare, Inc.	5.38	11/15/2022	185,507
100,000	RegionalCare Hospital Partners Holdings, Inc. (a)	8.25	5/1/2023	106,375
35,000	Select Medical Corp. (a)	6.25	8/15/2026	36,575
100,000	Tenet Healthcare Corp.	4.63	7/15/2024	102,773
200,000	Tenet Healthcare Corp.	5.13	5/1/2025	202,760
255,000	Tenet Healthcare Corp. (a)	5.13	11/1/2027	263,504
100,000	WellCare Health Plans, Inc.	5.25	4/1/2025	104,125
170,000	WellCare Health Plans, Inc. (a)	5.38	8/15/2026	181,441
				3,165,959
	HOME BUILDERS - 3.1%
150,000	Beazer Homes USA, Inc.	5.88	10/15/2027	145,253
30,000	Beazer Homes USA, Inc. (a)	7.25	10/15/2029	30,487
168,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (a)	6.25	9/15/2027	168,840
210,000	KB Home	6.88	6/15/2027	236,250
100,000	Mattamy Group Corp. (a)	6.88	12/15/2023	104,000
50,000	MDC Holdings, Inc.	6.00	1/15/2043	51,625
250,000	Meritage Homes Corp.	6.00	6/1/2025	276,250
400,000	PulteGroup, Inc.	5.00	1/15/2027	432,000
200,000	PulteGroup, Inc.	5.50	3/1/2026	218,500
200,000	Taylor Morrison Communities, Inc. (a)	5.75	1/15/2028	217,000
100,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.88	6/15/2024	106,500
90,000	William Lyon Homes, Inc.	6.00	9/1/2023	93,600
172,000	Williams Scotsman International, Inc. (a)	6.88	8/15/2023	180,170
				2,260,475
	HOUSEWARES - 0.1%
100,000	Scotts Miracle-Gro Co. (The)	6.00	10/15/2023	103,150

	INSURANCE - 0.8%
50,000	Acrisure LLC/Acrisure Finance, Inc. (a)	8.13	2/15/2024	53,875
100,000	CNO Financial Group, Inc.	5.25	5/30/2025	107,480
120,000	Fidelity & Guaranty Life Holdings, Inc. (a)	5.50	5/1/2025	128,700
100,000	Radian Group, Inc.	4.50	10/1/2024	103,000
210,000	Radian Group, Inc.	4.88	3/15/2027	212,625
				605,680
	INTERNET - 3.8%
305,000	Cogent Communications Group, Inc. (a)	5.38	3/1/2022	317,200
150,000	Match Group, Inc. (a)	5.00	12/15/2027	155,625
155,000	Match Group, Inc. (a)	5.63	2/15/2029	166,237
200,000	Netflix, Inc.	4.38	11/15/2026	202,610
100,000	Symantec Corp. (a)	5.00	4/15/2025	101,102
600,000	VeriSign, Inc.	4.75	7/15/2027	628,500
200,000	VeriSign, Inc.	5.25	4/1/2025	218,360
400,000	Zayo Group LLC / Zayo Capital, Inc. (a)	5.75	1/15/2027	408,920
500,000	Zayo Group LLC / Zayo Capital Inc.	6.00	4/1/2023	513,125
				2,711,679
	INVESTMENT COMPANIES - 1.5%
150,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. (a)	4.75	9/15/2024	149,850
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	2/1/2022	205,200
90,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. (a)	6.25	5/15/2026	94,388
600,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.38	12/15/2025	630,908
				1,080,346

	IRON/STEEL - 2.5%
200,000	AK Steel Corp.	6.38	10/15/2025	170,500
200,000	AK Steel Corp.	7.50	7/15/2023	201,000
100,000	Allegheny Technologies, Inc.	5.95	1/15/2021	102,188
150,000	Allegheny Technologies, Inc.	7.88	8/15/2023	162,716
400,000	Big River Steel LLC / BRS Finance Corp. (a)	7.25	9/1/2025	422,000
122,000	Cleveland-Cliffs, Inc.	5.75	3/1/2025	119,865
200,000	Cleveland-Cliffs, Inc. (a)	5.88	6/1/2027	189,420
100,000	Commercial Metals Co.	5.38	7/15/2027	101,250
75,000	Commercial Metals Co.	5.75	4/15/2026	76,875
75,000	Mineral Resources Ltd. (a)	8.13	5/1/2027	77,197
200,000	United States Steel Corp.	6.88	8/15/2025	180,500
				1,803,511
	LEISURE TIME - 0.4%
200,000	Carlson Travel, Inc. (a)	6.75	12/15/2023	204,500
100,000	Viking Cruises Ltd. (a)	5.88	9/15/2027	105,960
				310,460
	LODGING - 1.6%
75,000	Boyd Gaming Corp.	6.00	8/15/2026	79,118
100,000	Hilton Domestic Operating Co., Inc.	4.25	9/1/2024	101,875
45,000	Hilton Domestic Operating Co., Inc. (a)	4.88	1/15/2030	47,513
45,000	Hilton Domestic Operating Co., Inc.	5.13	5/1/2026	47,250
400,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.88	4/1/2027	421,300
100,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (a)	6.75	11/15/2021	102,125
35,000	Marriott Ownership Resorts, Inc. (a)	4.75	1/15/2028	35,350
50,000	Station Casinos LLC (a)	5.00	10/1/2025	50,740
75,000	Wyndham Destinations, Inc.	5.75	4/1/2027	81,000
100,000	Wyndham Hotels & Resorts, Inc. (a)	5.38	4/15/2026	104,750
100,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.50	3/1/2025	105,280
				1,176,301
	MACHINERY - DIVERSIFIED - 0.4%
140,000	Cleaver-Brooks, Inc. (a)	7.88	3/1/2023	132,650
35,000	Mueller Water Products, Inc. (a)	5.50	6/15/2026	36,575
35,000	RBS Global Inc / Rexnord LLC (a)	4.88	12/15/2025	35,959
50,000	Stevens Holding Co., Inc. (a)	6.13	10/1/2026	53,187
				258,371
	MEDIA - 8.9%
200,000	Altice Financing SA (a)	6.63	2/15/2023	205,250
200,000	Altice Financing SA (a)	7.50	5/15/2026	212,498
200,000	Cablevision Systems Corp.	5.88	9/15/2022	215,500
100,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00	2/1/2028	103,375
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13	5/1/2027	208,750
550,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.38	6/1/2029	585,750
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50	5/1/2026	209,480
200,000	CSC Holdings LLC (a)	5.13	12/15/2021	200,040
500,000	CSC Holdings LLC	5.25	6/1/2024	537,500
200,000	CSC Holdings LLC (a)	5.38	2/1/2028	210,750
200,000	CSC Holdings LLC (a)	5.50	5/15/2026	210,480
200,000	CSC Holdings LLC (a)	5.75	1/15/2030	209,024
200,000	CSC Holdings LLC (a)	6.50	2/1/2029	222,295
90,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	5.38	8/15/2026	93,375
140,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	6.63	8/15/2027	145,250
100,000	DISH DBS Corp.	5.88	7/15/2022	104,000
300,000	DISH DBS Corp.	5.88	11/15/2024	297,375
200,000	DISH DBS Corp.	6.75	6/1/2021	210,460
300,000	DISH DBS Corp.	7.75	7/1/2026	305,250
75,000	EW Scripps Co. (The) (a)	5.13	5/15/2025	75,188
121,000	Gray Television. Inc. (a)	5.88	7/15/2026	125,840
100,000	Nexstar Escrow, Inc. (a)	5.63	7/15/2027	104,750
200,000	Sirius XM Radio, Inc. (a)	3.88	8/1/2022	203,062
200,000	Univision Communications. Inc. (a)	5.13	5/15/2023	200,625
200,000	Univision Communications. Inc. (a)	5.13	2/15/2025	194,370
400,000	UPC Holding BV (a)	5.50	1/15/2028	415,000
200,000	Virgin Media Finance PLC (a)	6.00	10/15/2024	206,000
200,000	Virgin Media Secured Finance PLC (a)	5.50	5/15/2029	208,750
150,000	Ziggo BV (a)	5.50	1/15/2027	156,330
				6,376,317

	METAL FABRICATE/HARDWARE - 0.2%
45,000	Advanced Drainage Systems, Inc. (a)	5.00	9/30/2027	45,618
100,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. (a)	7.38	12/15/2023	95,500
				141,118
	MINING - 1.7%
85,000	FMG Resources August 2006 Pty Ltd. (a)	4.50	9/15/2027	83,003
347,000	Freeport-McMoRan, Inc.	3.55	3/1/2022	347,868
200,000	Hudbay Minerals, Inc. (a)	7.25	1/15/2023	206,500
100,000	Hudbay Minerals, Inc. (a)	7.63	1/15/2025	101,375
100,000	New Gold, Inc. (a)	6.25	11/15/2022	100,270
250,000	Northwest Acquisitions ULC / Dominion Finco, Inc. (a)	7.13	11/1/2022	146,875
100,000	Novelis Corp. (a)	5.88	9/30/2026	104,870
100,000	Novelis Corp. (a)	6.25	8/15/2024	104,500
				1,195,261
	OFFICE/BUSINESS EQUIPMENT - 0.6%
200,000	CDW LLC / CDW Finance Corp.	5.00	9/1/2025	207,750
200,000	CDW LLC / CDW Finance Corp.	5.50	12/1/2024	220,200
				427,950
	OIL & GAS - 6.2%
150,000	Aker BP ASA (a)	4.75	6/15/2024	156,675
95,000	Berry Petroleum Co. LLC (a)	7.00	2/15/2026	90,962
55,000	Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.	6.88	2/1/2025	47,300
110,000	Chesapeake Energy Corp.	7.00	10/1/2024	78,925
120,000	Chesapeake Energy Corp.	7.50	10/1/2026	81,600
200,000	Chesapeake Energy Corp.	8.00	1/15/2025	144,500
50,000	CNX Resources Corp.	5.88	4/15/2022	48,000
25,000	CNX Resources Corp. (a)	7.25	3/14/2027	20,750
225,000	Comstock Resources, Inc.	9.75	8/15/2026	188,053
55,000	Covey Park Energy LLC / Covey Park Finance Corp. (a)	7.50	5/15/2025	44,000
500,000	CVR Refining LLC / Coffeyville Finance, Inc.	6.50	11/1/2022	506,250
30,000	Denbury Resources, Inc. (a)	7.75	2/15/2024	23,175
100,000	Denbury Resources, Inc. (a)	9.00	5/15/2021	92,750
65,000	Extraction Oil & Gas,Inc. (a)	5.63	2/1/2026	39,813
80,000	Hilcorp Energy I LP / Hilcorp Finance Co. (a)	6.25	11/1/2028	74,400
50,000	Indigo Natural Resources LLC (a)	6.88	2/15/2026	45,063
35,000	Jagged Peak Energy LLC	5.88	5/1/2026	35,087
55,000	Matador Resources Co.	5.88	9/15/2026	55,105
100,000	Moss Creek Resources Holdings, Inc. (a)	7.50	1/15/2026	73,625
100,000	Murphy Oil Corp.	5.75	8/15/2025	101,500
75,000	Nabors Industries, Inc.	5.75	2/1/2025	55,500
80,000	Noble Holding International Ltd. (a)	7.88	2/1/2026	57,600
80,400	Northern Oil and Gas, Inc. (b)	9.50	5/15/2023	82,812
85,000	Oasis Petroleum, Inc. (a)	6.25	5/1/2026	68,850
40,000	Parkland Fuel Corp. (a)	5.88	7/15/2027	41,972
200,000	PBF Holding Co. LLC / PBF Finance Corp.	7.25	6/15/2025	207,250
30,000	PDC Energy, Inc.	5.75	5/15/2026	29,553
250,000	Precision Drilling Corp. (a)	7.13	1/15/2026	230,625
100,000	Precision Drilling Corp.	7.75	12/15/2023	97,145
100,000	Range Resources Corp.	5.00	3/15/2023	87,500
105,000	Shelf Drilling Holdings Ltd. (a)	8.25	2/15/2025	89,250
125,000	SM Energy Co.	6.63	1/15/2027	107,813
100,000	Southwestern Energy Co.	6.20	1/23/2025	87,998
150,000	Southwestern Energy Co.	7.50	4/1/2026	130,875
400,000	Sunoco LP / Sunoco Finance Corp.	5.50	2/15/2026	417,468
170,000	Sunoco LP / Sunoco Finance Corp.	6.00	4/15/2027	181,047
31,150	Transocean Guardian Ltd. (a)	5.88	1/15/2024	31,228
22,250	Transocean Pontus Ltd. (a)	6.13	8/1/2025	22,584
380,000	W&T Offshore, Inc. (a)	9.75	11/1/2023	362,756
70,000	Whiting Petroleum Corp.	6.63	1/15/2026	47,250
58,000	WPX Energy, Inc.	8.25	8/1/2023	65,250
				4,449,859
	OIL & GAS SERVICES - 0.6%
65,000	Apergy Corp.	6.38	5/1/2026	64,512
125,000	CSI Compressco LP / CSI Compressco Finance, Inc. (a)	7.50	4/1/2025	122,813
33,000	Hi-Crush, Inc. (a)	9.50	8/1/2026	19,140
35,000	Nine Energy Service, Inc. (a)	8.75	11/1/2023	28,350
100,000	SESI LLC	7.75	9/15/2024	56,500
135,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88	4/1/2026	140,063
				431,378

	PACKAGING & CONTAINERS - 2.2%
200,000	Ball Corp.	5.25	7/1/2025	221,250
150,000	Berry Global, Inc. (a)	4.50	2/15/2026	147,937
130,000	Berry Global, Inc. (a)	4.88	7/15/2026	134,375
55,000	Greif, Inc. (a)	6.50	3/1/2027	58,328
100,000	Mauser Packaging Solutions Holding Co. (a)	5.50	4/15/2024	102,745
100,000	Plastipak Holdings, Inc. (a)	6.25	10/15/2025	82,500
500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (a)	5.13	7/15/2023	511,875
300,000	Silgan Holdings, Inc.	4.75	3/15/2025	306,750
				1,565,760
	PHARMARCEUTICALS - 2.4%
60,000	Bausch Health Americas, Inc. (a)	8.50	1/31/2027	67,338
60,000	Bausch Health Cos., Inc. (a)	5.50	11/1/2025	62,781
30,000	Bausch Health Cos., Inc. (a)	5.75	8/15/2027	32,425
300,000	Bausch Health Cos., Inc. (a)	5.88	5/15/2023	303,750
600,000	Bausch Health Cos., Inc. (a)	6.13	4/15/2025	621,750
250,000	Bausch Health Cos., Inc. (a)	7.00	3/15/2024	262,740
30,000	Bausch Health Cos., Inc. (a)	7.00	1/15/2028	32,313
55,000	Bausch Health Cos., Inc. (a)	7.25	5/30/2029	60,077
150,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (a)	5.75	8/1/2022	56,250
195,000	Par Pharmaceutical, Inc. (a)	7.50	4/1/2027	178,669
20,000	Vizient, Inc. (a)	6.25	5/15/2027	21,450
				1,699,543
	PIPELINES - 3.9%
100,000	Cheniere Corpus Christi Holdings LLC	5.88	3/31/2025	111,263
90,000	Cheniere Energy Partners LP (a)	4.50	10/1/2029	92,137
350,000	Cheniere Energy Partners LP	5.25	10/1/2025	363,125
140,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (a)	5.63	5/1/2027	142,932
100,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	5.75	4/1/2025	102,750
255,000	DCP Midstream Operating LP	5.38	7/15/2025	271,575
150,000	Genesis Energy LP / Genesis Energy Finance Corp.	6.25	5/15/2026	144,750
100,000	Genesis Energy LP / Genesis Energy Finance Corp.	6.50	10/1/2025	97,500
200,000	Global Partners LP / GLP Finance Corp.	7.00	6/15/2023	206,000
40,000	Global Partners LP / GLP Finance Corp. (a)	7.00	8/1/2027	41,200
70,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. (a)	5.63	2/15/2026	73,150
200,000	Holly Energy Partners LP / Holly Energy Finance Corp. (a)	6.00	8/1/2024	208,750
200,000	NGL Energy Partners LP / NGL Energy Finance Corp.	7.50	11/1/2023	203,500
360,000	NGL Energy Partners LP / NGL Energy Finance Corp. (a)	7.50	4/15/2026	361,620
50,000	NuStar Logistics LP	5.63	4/28/2027	52,812
215,000	NuStar Logistics LP	6.00	6/1/2026	232,695
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.88	4/15/2026	74,179
				2,779,938
	REAL ESTATE - 1.2%
350,000	Five Point Operating Co. LP / Five Point Capital Corp. (a)	7.88	11/15/2025	355,250
35,000	Greystar Real Estate Partners LLC (a)	5.75	12/1/2025	36,006
175,000	Hunt Cos., Inc. (a)	6.25	2/15/2026	171,500
300,000	Kennedy-Wilson, Inc.	5.88	4/1/2024	307,782
				870,538
	REAL ESTATE INVESTMENT TRUSTS - 4.0%
90,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL (a)	5.75	5/15/2026	94,050
300,000	CoreCivic, Inc.	4.75	10/15/2027	263,625
300,000	GEO Group, Inc. (The)	5.13	4/1/2023	264,750
100,000	HAT Holdings I LLC / HAT Holdings II LLC (a)	5.25	7/15/2024	105,125
200,000	Iron Mountain, Inc. (a)	4.88	9/15/2027	204,536
500,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.	5.63	5/1/2024	548,125
400,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00	10/15/2027	419,000
700,000	SBA Communications Corp.	4.00	10/1/2022	714,000
100,000	SBA Communications Corp.	4.88	9/1/2024	103,500
145,000	Starwood Property Trust, Inc.	4.75	3/15/2025	149,973
				2,866,684

	RETAIL - 4.5%
200,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	4.75	6/1/2027	208,250
100,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25	6/1/2026	105,850
100,000	L Brands, Inc.	6.88	11/1/2035	86,625
100,000	L Brands, Inc.	7.50	6/15/2029	99,500
120,000	Michaels Stores, Inc. (a)	8.00	7/15/2027	120,150
50,000	Murphy Oil USA, Inc.	4.75	9/15/2029	51,125
400,000	New Red Finance, Inc. (a)	4.63	1/15/2022	399,080
650,000	New Red Finance, Inc. (a)	5.00	10/15/2025	672,132
100,000	QVC, Inc.	4.45	2/15/2025	103,758
300,000	QVC, Inc.	5.13	7/2/2022	315,192
100,000	Sally Holdings LLC / Sally Capital, Inc.	5.63	12/1/2025	101,750
100,000	Staples, Inc. (a)	7.50	4/15/2026	103,030
250,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50	6/1/2024	255,000
50,000	Superior Plus LP / Superior General Partner, Inc. (a)	7.00	7/15/2026	52,751
500,000	Yum! Brands, Inc.	3.88	11/1/2023	518,750
25,000	Yum! Brands, Inc. (a)	4.75	1/15/2030	25,816
				3,218,759
	SEMICONDUCTORS - 0.6%
200,000	Entegris, Inc. (a)	4.63	2/10/2026	207,000
90,000	Qorvo, Inc. (a)	4.38	10/15/2029	90,619
160,000	Qorvo, Inc.	5.50	7/15/2026	169,000
				466,619
	SOFTWARE - 1.4%
25,000	ACI Worldwide, Inc. (a)	5.75	8/15/2026	26,500
50,000	CDK Global, Inc.	5.88	6/15/2026	53,187
50,000	Dun & Bradstreet Corp. (The) (a)	6.88	8/15/2026	54,500
60,000	Fair Isaac Corp. (a)	5.25	5/15/2026	64,050
200,000	IQVIA, Inc. (a)	5.00	10/15/2026	209,500
145,000	MSCI, Inc. (a)	5.38	5/15/2027	154,787
100,000	Nuance Communications, Inc.	5.63	12/15/2026	105,750
100,000	PTC, Inc.	6.00	5/15/2024	104,750
150,000	Rackspace Hosting, Inc. (a)	8.63	11/15/2024	137,985
100,000	SS&C Technologies, Inc. (a)	5.50	9/30/2027	104,502
				1,015,511
	TELECOMMUNICATIONS - 9.6%
300,000	Altice France SA (a)	7.38	5/1/2026	321,663
200,000	C&W Senior Financing Plc. (a)	7.50	10/15/2026	211,000
500,000	CenturyLink, Inc.	5.80	3/15/2022	526,875
100,000	CenturyLink, Inc.	7.50	4/1/2024	111,835
150,000	CenturyLink, Inc.	7.60	9/15/2039	146,250
95,000	CommScope, Inc. (a)	5.50	3/1/2024	97,731
100,000	CommScope, Inc. (a)	5.50	6/15/2024	93,968
65,000	CommScope, Inc. (a)	6.00	3/1/2026	67,262
200,000	DKT Finance ApS (a)	9.38	6/17/2023	214,900
195,000	Frontier Communications Corp. (a)	8.50	4/1/2026	194,980
150,000	Hughes Satellite Systems Corp.	5.25	8/1/2026	160,500
250,000	Hughes Satellite Systems Corp.	6.63	8/1/2026	271,365
200,000	Intelsat Connect Finance SA (a)	8.00	2/15/2024	207,750
190,000	Level 3 Financing, Inc. (a)	4.63	9/15/2027	191,719
100,000	Nokia OYJ	4.38	6/12/2027	104,500
225,000	Qwest Corp.	6.88	9/15/2033	225,129
200,000	Sable International Finance Ltd. (a)	5.75	9/7/2027	206,690
100,000	Sprint Capital Corp.	6.88	11/15/2028	109,020
300,000	Sprint Communications, Inc.	6.00	11/15/2022	318,750
300,000	Sprint Corp.	7.13	6/15/2024	323,340
200,000	Sprint Corp.	7.25	9/15/2021	213,420
200,000	Sprint Corp.	7.63	2/15/2025	220,000
50,000	Sprint Corp.	7.63	3/1/2026	55,187
400,000	Sprint Corp.	7.88	9/15/2023	439,384
60,000	Telesat Canada / Telesat LLC (a)	6.50	10/15/2027	60,975
100,000	Telesat Canada / Telesat LLC (a)	8.88	11/15/2024	107,150
140,000	T-Mobile USA, Inc.	4.50	2/1/2026	144,102
150,000	T-Mobile USA, Inc.	4.75	2/1/2028	156,975
700,000	T-Mobile USA, Inc.	6.38	3/1/2025	725,172
200,000	T-Mobile USA, Inc.	6.50	1/15/2026	215,038
415,000	ViaSat, Inc. (a)	5.63	4/15/2027	435,750
				6,878,380

	TEXTILES - 0.2%
155,000	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (a)	7.50	5/1/2025	139,112

	TRANSPORTATION - 0.7%
100,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. (a)	8.50	7/15/2023	98,750
368,000	XPO Logistics, Inc. (a)	6.50	6/15/2022	375,176
				473,926
	TRUCKING & LEASING - 0.3%
85,000	Fortress Transportation & Infrastructure Investors LLC (a)	6.50	10/1/2025	87,337
145,000	Fortress Transportation & Infrastructure Investors LLC (a)	6.75	3/15/2022	151,525
				238,862
	TOTAL CORPORATE BONDS & NOTES (Cost - $69,482,487)			70,706,151

Shares
	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
161,027	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (c) (Cost - $161,027)			161,027

	TOTAL INVESTMENTS - 98.4% (Cost - $69,643,514)			$70,867,178
	OTHER ASSETS LESS LIABILITIES - NET - 1.6%			1,137,798
	TOTAL NET ASSETS - 100.0%			$72,004,976

^	- Represents less than 0.05%

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2019, these securities amounted to $38,211,685 or 53.1% of net assets.

(b)	PIK - Pay-in-kind security.

(c)	Money market rate shown represents the rate at September 30, 2019.

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

Global Atlantic BlackRock High Yield Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Number of				Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	Depreciation
SHORT
U.S. 5 Year Note Future	14	December 2019	Goldman Sachs	$1,668,078	$10,551
U.S. 10 Year Note Future	8	December 2019	Goldman Sachs	1,042,500	3,360
					13,911
LONG
U.S. 2 Year Note Future	7	December 2019	Goldman Sachs	1,508,500	(3,555)
U.S. 10 Year Ultra Bond Future	3	December 2019	Goldman Sachs	427,219	(4,781)
U.S. Long Bond Future	4	December 2019	Goldman Sachs	649,250	(14,250)
					(22,586)
	TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS				$(8,675)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 7.6%
$432,985	ACIS CLO 2014-4 Ltd. 3 Month USD LIBOR + 1.42 (a,b)	3.67	5/1/2026	$433,139
1,500,000	Assurant CLO II Ltd. 3 Month USD LIBOR + 1.04 (a,b)	3.32	4/20/2031	1,488,668
400,000	Catamaran CLO 2013-1 Ltd. 3 Month USD LIBOR + 0.85 (a,b)	3.11	1/27/2028	397,408
350,000	CBAM 2018-5 Ltd. 3 Month USD LIBOR + 1.02 (a,b)	3.32	4/17/2031	346,500
105,782	Harben Finance 2017-1 PLC 3 Month GBP LIBOR + 0.80 (b)	1.56	8/20/2056	130,101
783,143	Kentucky Higher Education Student Loan Corp. 1 Month USD LIBOR + 0.60 (b)	2.69	9/1/2028	770,895
181,090	London Wall Mortgage Capital PLC 3 Month GBP LIBOR + 0.85 (b)	1.62	11/15/2049	222,930
550,000	OCP CLO 2015-10 Ltd. 3 Month USD LIBOR + 0.82 (a,b)	3.09	10/26/2027	549,337
321,652	PHEAA Student Loan Trust 2012-1 1 Month USD LIBOR + 0.55 (a,b)	2.57	5/25/2057	320,734
498,651	Ripon Mortgages PLC 3 Month GBP LIBOR + 0.80 (b)	1.56	8/20/2056	613,289
40,463	Scholar Funding Trust 2010-A 3 Month USD LIBOR + 0.75 (a,b)	3.01	10/28/2041	39,953
200,000	Silverstone Master Issuer PLC 2019-1A 3 Month USD LIBOR + 0.57 (a,b)	2.85	1/21/2070	200,511
1,550,000	TICP CLO X Ltd. 3 Month USD LIBOR + 1.00 (a,b)	3.28	4/20/2031	1,528,299
	TOTAL ASSET BACKED SECURITIES (Cost - $7,197,112)			7,041,764

	COMMERCIAL PAPER - 1.1%
350,000	VW Credit, Inc. (a)	2.33	12/6/2019	348,508
700,000	VW Credit, Inc. (a)	2.35	3/30/2020	691,893
	TOTAL COMMERCIAL PAPER (Cost - $1,038,939)			1,040,401

	CORPORATE BONDS & NOTES - 43.4%
	AEROSPACE/DEFENSE - 2.2%
150,000	Boeing Co. (The)	2.60	10/30/2025	152,214
100,000	Boeing Co. (The)	3.45	11/1/2028	107,088
125,000	General Dynamics Corp. 3 Month USD LIBOR + 0.29 (b)	2.47	5/11/2020	125,146
150,000	General Dynamics Corp.	2.88	5/11/2020	150,781
300,000	Lockheed Martin Corp.	3.55	1/15/2026	321,638
350,000	Northrop Grumman Corp.	2.93	1/15/2025	360,795
300,000	Northrop Grumman Corp.	3.25	1/15/2028	314,849
50,000	Northrop Grumman Corp.	4.75	6/1/2043	61,242
50,000	United Technologies Corp. 3 Month USD LIBOR + 0.65 (b)	2.82	8/16/2021	50,004
50,000	United Technologies Corp.	3.35	8/16/2021	51,291
275,000	United Technologies Corp.	3.95	8/16/2025	301,277
50,000	United Technologies Corp.	4.13	11/16/2028	56,569
				2,052,894
	AGRICULTURE - 0.5%
175,000	Altria Group, Inc.	3.80	2/14/2024	182,939
200,000	Reynolds American, Inc.	3.25	6/12/2020	201,265
75,000	Reynolds American, Inc.	4.45	6/12/2025	79,991
				464,195
	AUTO MANUFACTURERS - 0.2%
50,000	General Motors Co.	4.00	4/1/2025	51,359
75,000	General Motors Financial Co., Inc.	4.30	7/13/2025	77,892
25,000	General Motors Financial Co., Inc.	5.65	1/17/2029	27,549
				156,800
	BANKS - 11.8%
200,000	Banco Santander SA	4.25	4/11/2027	213,925
250,000	Bank of America Corp. 3 Month USD LIBOR + 0.93 (b)	2.82	7/21/2023	253,799
175,000	Bank of America Corp.	3.25	10/21/2027	181,900
108,000	Bank of America Corp. 3 Month USD LIBOR + 1.04 (b)	3.42	12/20/2028	112,795
225,000	Bank of America Corp. 3 Month USD LIBOR + 0.94 (b)	3.86	7/23/2024	237,021
25,000	Bank of America Corp.	4.18	11/25/2027	26,988
150,000	Bank of America Corp.	4.20	8/26/2024	160,889
125,000	Bank of America Corp. 3 Month USD LIBOR + 1.31 (b)	4.27	7/23/2029	139,048
100,000	Bank of America Corp.	6.11	1/29/2037	130,975
225,000	Barclays PLC 3 Month USD LIBOR + 1.40 (b)	4.61	2/15/2023	233,651
252,000	BNP Paribas (a)	3.38	1/9/2025	260,226

	BANKS - 11.8% (Continued)
300,000	BNP Paribas (a)	3.50	3/1/2023	309,643
255,000	BPCE SA	2.65	2/3/2021	256,341
250,000	BPCE SA (a)	4.00	9/12/2023	263,358
200,000	Citigroup, Inc.	2.70	10/27/2022	202,962
200,000	Citigroup, Inc.	3.40	5/1/2026	208,902
50,000	Citigroup, Inc.3 Month USD LIBOR + 1.39 (b)	3.67	7/24/2028	52,932
100,000	Citigroup, Inc.	4.13	7/25/2028	107,321
75,000	Citigroup, Inc.	4.60	3/9/2026	81,944
300,000	Comerica Bank	2.50	7/23/2024	302,801
250,000	Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.43 (b)	2.70	4/26/2021	250,891
250,000	Credit Suisse Group Funding Guernsey Ltd.	2.75	3/26/2020	250,668
255,000	Credit Suisse Group Funding Guernsey Ltd.	4.55	4/17/2026	279,998
250,000	Deutsche Bank AG	2.70	7/13/2020	249,488
250,000	HSBC Bank USA NA	4.88	8/24/2020	256,105
150,000	Huntington Bancshares, Inc.	4.00	5/15/2025	160,807
225,000	ING Groep NV (a)	4.63	1/6/2026	249,129
225,000	JPMorgan Chase & Co. SOFRRATE + 1.16 (b)	2.30	10/15/2025	224,149
200,000	JPMorgan Chase & Co.	2.95	10/1/2026	205,062
225,000	JPMorgan Chase & Co.	3.30	4/1/2026	235,460
125,000	JPMorgan Chase & Co. 3 Month USD LIBOR + 0.95 (b)	3.51	1/23/2029	132,130
175,000	JPMorgan Chase & Co. 3 Month USD LIBOR + 1.25 (b)	3.96	1/29/2027	189,220
450,000	JPMorgan Chase & Co. 3 Month USD LIBOR + 1.00 (b)	4.02	12/5/2024	479,820
275,000	Lloyds Bank PLC 3 Month USD LIBOR + 0.49 (b)	2.70	5/7/2021	274,972
225,000	Mitsubishi UFJ Financial Group, Inc.	3.75	7/18/2039	241,332
400,000	Mizuho Financial Group, Inc.	2.60	9/11/2022	402,974
75,000	Morgan Stanley SOFRRATE + 1.15 (b)	2.72	7/22/2025	75,751
400,000	Morgan Stanley	3.63	1/20/2027	423,537
275,000	Morgan Stanley	3.70	10/23/2024	291,189
125,000	Morgan Stanley 3 Month USD LIBOR + 0.85 (b)	3.74	4/24/2024	130,545
100,000	Morgan Stanley 3 Month USD LIBOR + 1.63 (b)	4.43	1/23/2030	112,316
150,000	Royal Bank of Canada	3.20	4/30/2021	152,822
300,000	Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.55 (b)	4.52	6/25/2024	315,490
225,000	Santander UK PLC	2.88	6/18/2024	228,355
375,000	Standard Chartered PLC 3 Month USD LIBOR + 1.15 (a,b)	4.25	1/20/2023	387,712
250,000	Sumitomo Mitsui Banking Corp.	2.45	1/16/2020	250,176
200,000	UBS AG (a)	2.20	6/8/2020	199,974
325,000	Wells Fargo & Co.	3.00	10/23/2026	333,771
125,000	Wells Fargo & Co.	3.55	9/29/2025	132,109
25,000	Wells Fargo & Co.	4.15	1/24/2029	27,720
125,000	Westpac Banking Corp. H15T5Y + 2.00 (b)	4.11	7/24/2034	130,497
				11,011,590
	BEVERAGES - 1.9%
200,000	Anheuser-Busch Cos. LLC	4.70	2/1/2036	231,020
450,000	Anheuser-Busch Cos. LLC	4.90	2/1/2046	536,952
175,000	Anheuser-Busch InBev Worldwide, Inc.	4.75	1/23/2029	203,396
50,000	Anheuser-Busch InBev Worldwide, Inc.	5.55	1/23/2049	65,436
175,000	Constellation Brands, Inc. 3 Month USD LIBOR + 0.70 (b)	2.86	11/15/2021	175,000
125,000	Constellation Brands, Inc.	3.15	8/1/2029	127,372
100,000	Constellation Brands, Inc.	3.60	2/15/2028	105,579
200,000	Constellation Brands, Inc.	4.40	11/15/2025	221,123
125,000	Keurig Dr. Pepper, Inc.	4.06	5/25/2023	132,194
				1,798,072
	BIOTECHNOLOGY - 0.6%
175,000	Amgen, Inc.	3.13	5/1/2025	181,920
360,000	Celgene Corp.	3.88	8/15/2025	388,584
25,000	Celgene Corp.	3.90	2/20/2028	27,384
				597,888
	CHEMICALS - 0.5%
325,000	DuPont de Nemours, Inc.	4.21	11/15/2023	348,275
100,000	Sherwin-Williams Co. (The)	4.50	6/1/2047	112,062
				460,337

	COMMERCIAL SERVICES - 0.4%
75,000	Global Payments, Inc.	2.65	2/15/2025	75,347
50,000	Global Payments, Inc.	3.20	8/15/2029	50,705
225,000	PayPal Holdings, Inc.	2.65	10/1/2026	226,550
50,000	S&P Global, Inc.	2.95	1/22/2027	52,101
				404,703
	COMPUTERS - 1.1%
200,000	Apple, Inc.	2.45	8/4/2026	202,677
175,000	Apple, Inc.	2.75	1/13/2025	180,837
175,000	Apple, Inc.	3.25	2/23/2026	185,474
200,000	Dell International LLC / EMC Corp. (a)	5.45	6/15/2023	217,656
100,000	Dell International LLC / EMC Corp. (a)	6.02	6/15/2026	112,458
50,000	Hewlett Packard Enterprise Co.	4.90	10/15/2025	55,339
60,000	Hewlett Packard Enterprise Co.	6.35	10/15/2045	69,984
				1,024,425
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	1/16/2024	188,971
175,000	Air Lease Corp.	3.75	6/1/2026	181,795
175,000	American Express Co.	3.63	12/5/2024	185,199
75,000	Avolon Holdings Funding Ltd. (a)	3.95	7/1/2024	76,927
250,000	GE Capital International Funding Co. Unlimited Co.	3.37	11/15/2025	255,046
75,000	Nuveen LLC (a)	4.00	11/1/2028	83,760
575,000	Visa, Inc.	3.15	12/14/2025	612,877
				1,584,575
	ELECTRIC - 2.0%
50,000	Alliant Energy Finance LLC (a)	3.75	6/15/2023	52,266
175,000	Arizona Public Service Co.	2.95	9/15/2027	180,696
50,000	Berkshire Hathaway Energy Co.	3.25	4/15/2028	52,660
74,000	Berkshire Hathaway Energy Co.	6.13	4/1/2036	102,496
175,000	Dominion Energy, Inc. #	3.07	8/15/2024	179,262
25,000	Duke Energy Carolinas LLC	3.95	3/15/2048	28,164
200,000	Duke Energy Corp.	3.15	8/15/2027	207,819
175,000	Entergy Corp.	2.95	9/1/2026	177,707
75,000	MidAmerican Energy Co.	3.65	4/15/2029	82,659
150,000	NRG Energy, Inc. (a)	3.75	6/15/2024	154,352
50,000	Sempra Energy 3 Month USD LIBOR + 0.50 (b)	2.80	1/15/2021	49,946
125,000	Sempra Energy	3.40	2/1/2028	129,120
100,000	Southern California Edison Co.	4.20	3/1/2029	111,522
350,000	Southern Co. (The)	3.25	7/1/2026	360,944
				1,869,613
	ENGINEERING & CONSTRUCTION - 0.2%
200,000	Mexico City Airport Trust (a)	3.88	4/30/2028	196,250

	ENVIRONMENTAL CONTROL - 0.3%
150,000	Republic Services, Inc.	2.50	8/15/2024	151,593
100,000	Waste Management, Inc.	3.20	6/15/2026	105,447
				257,040
	FOOD - 0.8%
375,000	General Mills, Inc. 3 Month USD LIBOR + 0.54 (b)	2.86	4/16/2021	375,851
100,000	Kraft Heinz Foods Co. (a)	3.75	4/1/2030	100,934
50,000	Mars, Inc. (a)	2.70	4/1/2025	51,304
75,000	Mars, Inc. (a)	3.20	4/1/2030	79,343
125,000	Tyson Foods, Inc.	3.90	9/28/2023	132,445
				739,877
	GAS - 0.6%
400,000	NiSource, Inc.	3.49	5/15/2027	419,487
125,000	NiSource, Inc.	3.65	6/15/2023	130,493
				549,980
	HAND/MACHINE TOOLS - 0.2%
125,000	Stanley Black & Decker, Inc.	4.25	11/15/2028	142,237

	HEALTHCARE-PRODUCTS - 0.2%
200,000	Thermo Fisher Scientific, Inc.	3.65	12/15/2025	214,539

	HEALTHCARE-SERVICES - 0.5%
225,000	Sutter Health	4.09	8/15/2048	260,741
125,000	UnitedHealth Group, Inc.	4.75	7/15/2045	151,921
				412,662

	INSURANCE - 1.4%
200,000	AIA Group Ltd. (a)	3.20	3/11/2025	206,266
175,000	American International Group, Inc.	3.90	4/1/2026	186,438
75,000	American International Group, Inc.	4.20	4/1/2028	81,817
150,000	Arch Capital Finance LLC	5.03	12/15/2046	188,229
50,000	Great-West Lifeco Finance 2018 LP (a)	4.05	5/17/2028	55,510
100,000	Marsh & McLennan Cos., Inc.	4.38	3/15/2029	113,100
275,000	MetLife, Inc.	3.60	11/13/2025	296,659
75,000	Principal Financial Group, Inc.	3.10	11/15/2026	77,376
50,000	XLIT Ltd.	4.45	3/31/2025	54,300
				1,259,695
	INTERNET - 0.8%
100,000	Amazon.com, Inc.	3.15	8/22/2027	106,232
75,000	Amazon.com, Inc.	3.88	8/22/2037	86,290
475,000	Amazon.com, Inc.	5.20	12/3/2025	558,662
				751,184
	INVESTMENT COMPANIES - 0.2%
200,000	Huarong Finance 2019 Co. Ltd.	3.75	5/29/2024	204,044

	LODGING - 0.1%
100,000	Marriott International, Inc.	2.30	1/15/2022	100,021

	MACHINERY-DIVERSIFIED - 0.2%
125,000	Roper Technologies, Inc.	4.20	9/15/2028	137,276

	MEDIA - 1.4%
275,000	Comcast Corp.	3.70	4/15/2024	293,236
125,000	Comcast Corp.	3.95	10/15/2025	136,058
325,000	Comcast Corp.	4.15	10/15/2028	364,561
125,000	Comcast Corp.	4.25	10/15/2030	142,187
75,000	Fox Corp. (a)	4.03	1/25/2024	79,745
50,000	Fox Corp. (a)	4.71	1/25/2029	57,112
200,000	Walt Disney Co. (The) (a)	3.70	9/15/2024	214,717
				1,287,616
	MINING - 0.3%
250,000	Glencore Funding LLC (a)	4.63	4/29/2024	267,127

	MISCELLANEOUS MANUFACTURING - 0.1%
25,000	General Electric Co.	2.70	10/9/2022	25,070
75,000	General Electric Co.	3.10	1/9/2023	75,991
				101,061
	OIL & GAS - 1.5%
25,000	BP Capital Markets America, Inc.	3.22	4/14/2024	25,995
75,000	BP Capital Markets America, Inc.	3.41	2/11/2026	79,155
100,000	BP Capital Markets America, Inc.	4.23	11/6/2028	112,950
175,000	BP Capital Markets PLC	3.72	11/28/2028	190,826
75,000	Marathon Petroleum Corp.	3.63	9/15/2024	78,540
50,000	Marathon Petroleum Corp.	3.80	4/1/2028	52,099
100,000	Noble Energy, Inc.	3.25	10/15/2029	99,001
425,000	Occidental Petroleum Corp.	2.90	8/15/2024	428,180
25,000	Occidental Petroleum Corp.	3.20	8/15/2026	25,224
150,000	Phillips 66	3.90	3/15/2028	161,861
125,000	Pioneer Natural Resources Co.	3.95	7/15/2022	130,097
50,000	Total Capital International SA	3.46	7/12/2049	52,705
				1,436,633
	OIL & GAS SERVICES - 0.1%
75,000	Halliburton Co.	3.80	11/15/2025	79,442

	PHARMACEUTICALS - 1.0%
125,000	Abbvie, Inc.	3.75	11/14/2023	131,457
400,000	Cigna Corp.	3.75	7/15/2023	418,871
25,000	CVS Health Corp.	3.88	7/20/2025	26,452
75,000	CVS Health Corp.	4.78	3/25/2038	82,139
100,000	McKesson Corp.	2.85	3/15/2023	101,258
150,000	Pfizer, Inc.	3.45	3/15/2029	162,408
				922,585

	PIPELINES - 1.8%
175,000	Energy Transfer Operating LP	4.20	9/15/2023	183,912
100,000	Energy Transfer Operating LP	5.25	4/15/2029	112,872
50,000	Energy Transfer Operating LP	5.30	4/15/2047	53,783
300,000	Enterprise Products Operating LLC	3.70	2/15/2026	318,865
25,000	Kinder Morgan Energy Partners LP	5.40	9/1/2044	28,627
100,000	MPLX LP	4.50	4/15/2038	103,657
25,000	MPLX LP	4.70	4/15/2048	26,093
50,000	MPLX LP	4.80	2/15/2029	55,198
100,000	Sabine Pass Liquefaction LLC	5.00	3/15/2027	110,262
100,000	Sabine Pass Liquefaction LLC	5.63	4/15/2023	108,657
275,000	Sabine Pass Liquefaction LLC	5.63	3/1/2025	308,780
100,000	Sunoco Logistics Partners Operations LP	5.40	10/1/2047	109,111
175,000	Williams Cos., Inc. (The)	4.00	9/15/2025	184,999
				1,704,816
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
75,000	Alexandria Real Estate Equities, Inc.	3.38	8/15/2031	78,325
75,000	Alexandria Real Estate Equities, Inc.	3.80	4/15/2026	79,793
175,000	American Homes 4 Rent LP	4.90	2/15/2029	198,757
200,000	American Tower Corp.	3.38	5/15/2024	207,876
75,000	Camden Property Trust	3.15	7/1/2029	77,979
100,000	Crown Castle International Corp.	3.15	7/15/2023	102,460
75,000	Crown Castle International Corp.	3.65	9/1/2027	79,410
75,000	CubeSmart LP	4.38	12/15/2023	79,972
75,000	Essex Portfolio LP	3.00	1/15/2030	75,651
150,000	Federal Realty Investment Trust	3.25	7/15/2027	156,259
100,000	Kilroy Realty LP	4.75	12/15/2028	112,515
125,000	Regency Centers LP	2.95	9/15/2029	124,665
100,000	Spirit Realty LP	3.40	1/15/2030	99,265
200,000	VEREIT Operating Partnership LP	4.63	11/1/2025	218,323
75,000	VEREIT Operating Partnership LP	4.88	6/1/2026	83,069
75,000	WP Carey, Inc.	3.85	7/15/2029	79,386
				1,853,705
	RETAIL - 0.6%
50,000	Alimentation Couche-Tard, Inc. (a)	3.55	7/26/2027	51,978
75,000	Dollar Tree, Inc.	4.00	5/15/2025	79,468
125,000	Dollar Tree, Inc.	4.20	5/15/2028	134,316
50,000	Home Depot, Inc. (The)	3.90	12/6/2028	56,178
150,000	Starbucks Corp.	3.80	8/15/2025	162,312
75,000	Walmart, Inc.	4.05	6/29/2048	90,229
				574,481
	SAVINGS & LOANS - 0.2%
200,000	Nationwide Building Society	3.96	7/18/2030	208,869

	SEMICONDUCTORS - 1.2%
225,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.13	1/15/2025	223,422
240,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.63	1/15/2024	245,426
225,000	Broadcom, Inc. (a)	3.13	10/15/2022	227,824
150,000	Broadcom, Inc. (a)	3.63	10/15/2024	152,512
125,000	Broadcom, Inc. (a)	4.25	4/15/2026	129,113
75,000	Microchip Technology, Inc.	3.92	6/1/2021	76,603
75,000	NVIDIA Corp.	3.20	9/16/2026	78,853
				1,133,753
	SOFTWARE - 0.7%
150,000	Fiserv, Inc.	2.75	7/1/2024	152,606
150,000	Fiserv, Inc.	3.20	7/1/2026	155,234
50,000	Fiserv, Inc.	3.80	10/1/2023	52,913
100,000	Fiserv, Inc.	4.20	10/1/2028	110,620
150,000	Microsoft Corp.	3.70	8/8/2046	170,719
				642,092
	SOVEREIGN - 2.0%
240,000	Abu Dhabi Government International Bond	3.13	10/11/2027	251,998
670,000	Kuwait Government International Bond	3.50	3/20/2027	721,764
100,000	Mexico Government International Bond	1.63	4/8/2026	113,784
520,000	Perusahaan Penerbit SBSN Indonesia III	4.55	3/29/2026	567,320
200,000	Qatar Government International Bond (a)	4.50	4/23/2028	227,880
				1,882,746

	TELECOMMUNICATIONS - 2.0%
100,000	AT&T, Inc.	3.20	3/1/2022	102,439
225,000	AT&T, Inc.	3.40	5/15/2025	234,753
100,000	AT&T, Inc.	3.60	7/15/2025	105,267
150,000	AT&T, Inc.	4.25	3/1/2027	163,202
50,000	AT&T, Inc.	4.90	8/15/2037	56,708
125,000	AT&T, Inc.	5.25	3/1/2037	147,114
25,000	Verizon Communications, Inc.	3.38	2/15/2025	26,372
75,000	Verizon Communications, Inc.	3.88	2/8/2029	82,302
25,000	Verizon Communications, Inc.	4.02	12/3/2029	27,783
313,000	Verizon Communications, Inc.	4.33	9/21/2028	354,871
100,000	Verizon Communications, Inc.	5.01	4/15/2049	125,733
100,000	Verizon Communications, Inc.	5.25	3/16/2037	123,806
275,000	Vodafone Group PLC	3.75	1/16/2024	289,565
				1,839,915
	TRANSPORTATION - 0.1%
75,000	Burlington Northern Santa Fe LLC	3.25	6/15/2027	79,983
25,000	FedEx Corp.	3.40	2/15/2028	25,719
				105,702

	TOTAL CORPORATE BONDS & NOTES (Cost - $38,086,556)			40,430,440

	MUNICIPAL BONDS - 1.4%
480,000	City of Chicago IL	7.75	1/1/2042	617,458
25,000	New Jersey Turnpike Authority	7.10	1/1/2041	39,213
175,000	State of California	7.60	11/1/2040	296,053
325,000	State of Illinois	5.10	6/1/2033	352,020
	TOTAL MUNICIPAL BONDS (Cost - $1,221,309)			1,304,744

	AGENCY BONDS - 1.8%
360,000	Federal Farm Credit Bank	3.29	1/25/2030	404,731
910,000	Federal Farm Credit Bank	3.43	12/6/2028	1,028,260
230,000	Federal Farm Credit Bank	5.27	5/1/2029	296,362
	TOTAL AGENCY BONDS (Cost - $1,594,849)			1,729,353

	MORTGAGE BACKED SECURITIES - 48.7%
2,000,000	Fannie Mae TBA +^	2.50	7/25/2049	1,990,312
4,000,000	Fannie Mae TBA +^	3.00	5/25/2047	4,059,375
3,000,000	Fannie Mae TBA +^	3.50	12/25/2046	3,076,875
1,000,000	Fannie Mae TBA +^	4.00	11/1/2044	1,038,203
5,000,000	Fannie Mae TBA +^	4.50	12/25/2045	5,264,062
1,000,000	Fannie Mae TBA +^	4.50	11/1/2046	1,053,477
1,000,000	Fannie Mae TBA +^	5.00	2/25/2040	1,071,094
689,134	Fannie Mae Pool	4.50	6/1/2031	740,665
2,000,000	Freddie Mac Pool	4.00	1/1/2049	2,113,752
2,813,100	Freddie Mac Pool	5.00	10/1/2049	3,010,284
6,000,000	Ginnie Mae TBA +^	3.00	11/1/2046	6,150,000
2,000,000	Ginnie Mae TBA +^	3.00	2/20/2049	2,051,562
1,000,000	Ginnie Mae TBA +^	3.50	4/20/2047	1,035,313
1,000,000	Ginnie Mae TBA +^	5.00	11/20/2040	1,057,109
711,369	Ginnie Mae Pool	4.50	2/20/2048	747,925
868,909	Ginnie Mae Pool	4.50	5/20/2048	907,831
1,076,320	Ginnie Mae Pool	4.50	8/20/2048	1,128,659
5,052,850	Ginnie Mae Pool	4.50	9/20/2048	5,303,655
1,452,745	Ginnie Mae Pool	5.00	10/20/2048	1,535,306
97,054	Ginnie Mae Pool	5.00	11/20/2048	102,326
883,805	Ginnie Mae Pool	5.00	1/20/2049	938,895
937,664	Ginnie Mae Pool	5.00	2/20/2049	996,111
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $45,208,730)			45,372,791

	U.S. TREASURY SECURITY - 0.8%
760,000	United States Treasury Note	1.63	9/30/2026	760,178

	TOTAL U.S. TREASURY SECURITY (Cost - $759,599)

Shares
	SHORT-TERM INVESTMENTS - 27.0%
	MONEY MARKET FUND - 23.6%
22,006,707	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.86% (c)			22,006,707

Principal
Amount		Yield (%)	Maturity
	U.S. TREASURY BILL - 3.4%
$3,160,000	United States Treasury Bill (d)	1.79	11/21/2019	3,151,969

	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,158,085)			25,158,676

	TOTAL INVESTMENTS - 131.8% (Cost - $120,265,179)			$122,838,347
	OTHER ASSETS LESS LIABILITIES - NET - (31.8)%			(29,662,051)
	TOTAL NET ASSETS - 100.0%			$93,176,296

LIBOR - London Interbank Offered Rate

TBA - To Be Announced Security

^	Delayed delivery

*	Represents less than 0.05%.

#	Step Coupon.

+	All or a portion of these TBAs are subject to dollar-roll transactions

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2019, these securities amounted to $11,018,893 or 11.8% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change

Benchmark	Rate
1 Month USD LIBOR	2.02%
3 Month USD LIBOR	2.09%
3 Month GBP LIBOR	0.76%

(c)	Money market rate shown represents the rate at September 30, 2019.

(d)	Zero coupon.

Principal
Amount		Coupon Rate (%)	Maturity	Value
	SECURITIES SOLD - (4.5)%
	MORTGAGE BACKED SECURITIES - (4.5)%
$2,000,000	Fannie Mae TBA +^	4.00	10/1/2044	$2,075,234
1,000,000	Ginnie Mae TBA +^	4.50	2/20/2045	1,044,844
1,000,000	Ginnie Mae TBA +^	5.00	3/20/2041	1,053,906
	TOTAL MORTGAGE BACKED SECURITIES (Proceeds - $4,167,031)			$4,173,984

Futures Contracts

	Number of				Unrealized Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	(Depreciation)
LONG
Australian 3 Year Bond Future	3	Dec-19	Credit Suisse	$234,083	$1
Australian 10 Year Bond Future	2	Dec-19	Credit Suisse	198,760	(35)
Federal Fund 30 Day Future	11	Nov-19	Credit Suisse	4,503,256	259
U.S. 2 Year Note Future	4	Dec-19	Credit Suisse	862,000	(355)
U.S. 5 Year Note Future	21	Dec-19	Credit Suisse	2,502,117	(12,251)
U.S. Ultra Bond Future	50	Dec-19	Credit Suisse	9,595,313	(191,473)
					(203,854)
SHORT
Long Gilt Future	2	Dec-19	Credit Suisse	330,848	(37)
U.S. 10 Year Note Future	1	Dec-19	Credit Suisse	130,313	(1,563)
U.S. 10 Year Ultra Note Future	17	Dec-19	Credit Suisse	2,420,906	21,473
U.S. Long Bond Future	1	Dec-19	Credit Suisse	162,313	438
					20,311
TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(183,543)

INTEREST RATE SWAPTIONS PURCHASED

			Expiration	Notional	Unrealized
Counterparty	Description	Exercise Rate	Date	Amount	Depreciation
JPMorgan	IRO USD 10 Year Call	1.585	11/13/2019	180,000	$(1,459)
Bank of America	IRO USD 10 Year Put	1.270	8/28/2020	280,000	(1,680)
Bank of America	IRO USD 10 Year Put	1.420	11/18/2019	280,000	(1,756)
JPMorgan	IRO USD 10 Year Put	1.585	11/13/2019	100,000	(823)
					$(5,718)

INTEREST RATE SWAPTIONS WRITTEN

					Unrealized
			Expiration	Notional	Appreciation/
Counterparty	Description	Exercise Rate	Date	Amount	(Depreciation)
Bank of America	IRO EUR 10 Year Call	0.065	9/15/2020	100,000	$773
JPMorgan	IRO EUR 10 Year Call	0.065	9/15/2020	90,000	695
JPMorgan	IRO EUR 10 Year Call	0.065	9/15/2020	100,000	730
Bank of America	IRO EUR 10 Year Call	0.065	9/15/2020	100,000	591
JPMorgan	IRO EUR 10 Year Call	0.065	9/15/2020	110,000	650
Bank of America	IRO EUR 10 Year Call	0.065	9/15/2020	80,000	476
JPMorgan	IRO EUR 10 Year Call	0.065	9/15/2020	270,000	2,115
JPMorgan	IRO EUR 10 Year Call	0.065	9/15/2020	140,000	(63)
JPMorgan	IRO EUR 10 Year Call	0.065	9/15/2020	140,000	(58)
JPMorgan	IRO EUR 10 Year Call	0.090	11/13/2019	230,000	1,612
JPMorgan	IRO EUR 10 Year Put	0.065	9/15/2020	100,000	(717)
JPMorgan	IRO EUR 10 Year Put	0.065	9/15/2020	90,000	(645)
JPMorgan	IRO EUR 10 Year Put	0.065	9/15/2020	100,000	(759)
Bank of America	IRO EUR 10 Year Put	0.065	9/15/2020	100,000	(566)
Bank of America	IRO EUR 10 Year Put	0.065	9/15/2020	110,000	(623)
Bank of America	IRO EUR 10 Year Put	0.065	9/15/2020	80,000	(453)
Bank of America	IRO EUR 10 Year Put	0.065	9/15/2020	270,000	(1,906)
Bank of America	IRO EUR 10 Year Put	0.065	9/15/2020	140,000	481
Bank of America	IRO EUR 10 Year Put	0.065	9/15/2020	140,000	481
Bank of America	IRO EUR 10 Year Put	0.090	11/13/2019	120,000	1,483
Bank of America	IRO EUR 10 Year Put	0.250	11/18/2019	340,000	3,182
Bank of America	IRO EUR 10 Year Put	0.256	8/28/2020	340,000	2,031
Bank of America	IRO EUR 5 Year Put	0.600	8/24/2020	830,000	2,684
Bank of America	IRO EUR 5 Year Put	0.600	8/24/2020	580,000	1,927
Bank of America	IRO EUR 6 Year Put	0.600	8/24/2020	320,000	925
					$15,046

BASIS RATE SWAP

						Premiums	Unrealized
			Expiration	Notional		Paid/	Appreciation/
Counterparty	Rate to Receive	Rate to Pay	Date	Amount	Value	(Received)	(Depreciation)
Credit Suisse	1 Month USD LIBOR plus 0.09%*	3 Month USD LIBOR*	7/25/2024	1,900,000	$210	$—	$210

INTEREST RATE SWAPS

							Premiums	Unrealized
		Pay/Receive		Expiration	Notional		Paid/	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	(Depreciation)
Credit Suisse	3 Month STIBOR*	Pay	-0.05%	3/18/2021	23,820,000	$(3,016)	$—	$(3,016)
Credit Suisse	3 Month STIBOR*	Pay	1.05%	7/8/2028	530,000	18,068	—	18,068
Credit Suisse	3 Month STIBOR*	Receive	0.05%	12/18/2024	4,300,000	(797)	—	(797)
Credit Suisse	3 Month STIBOR*	Receive	0.40%	12/18/2029	3,680,000	(5,935)	—	(5,935)
Credit Suisse	3 Month USD LIBOR*	Pay	2.80%	8/12/2024	750,000	32,821	—	32,821
Credit Suisse	3 Month USD LIBOR*	Receive	1.50%	12/18/2021	5,860,000	11,003	—	11,003
Credit Suisse	3 Month USD LIBOR*	Receive	1.50%	12/18/2024	910,000	4,308	—	4,308
Credit Suisse	6 Month Bank Bill Swap Rate**	Pay	1.25%	12/18/2029	1,880,000	7,594	—	7,594
Credit Suisse	6 Month Bank Bill Swap Rate**	Pay	1.25%	12/18/2024	530,000	(215)	—	(215)
Credit Suisse	6 Month Bank Bill Swap Rate**	Pay	1.25%	12/18/2026	410,000	1,909	—	1,909
Credit Suisse	6 Month EUR LIBOR**	Pay	-0.02%	9/16/1930	40,000	407	—	407
Credit Suisse	6 Month EUR LIBOR**	Pay	0.00%	9/16/1930	210,000	(1,166)	—	(1,166)
Credit Suisse	6 Month EUR LIBOR**	Pay	0.28%	9/17/2029	440,000	5,006	—	5,006
Credit Suisse	6 Month EUR LIBOR**	Pay	0.75%	12/18/2029	350,000	(1,263)	—	(1,263)
Credit Suisse	6 Month EUR LIBOR**	Pay	1.20%	2/12/2029	710,000	35,770	—	35,770
Credit Suisse	6 Month EUR LIBOR**	Receive	0.30%	3/8/2028	450,000	(4,377)	—	(4,377)
Credit Suisse	6 Month GBP LIBOR**	Receive	0.90%	9/13/2029	330,000	(4,949)	—	(4,949)
Credit Suisse	6 Month GBP LIBOR**	Receive	1.50%	2/12/2029	1,060,000	(44,238)	—	(44,238)
Credit Suisse	6 Month GBP LIBOR**	Receive	1.50%	12/18/2026	200,000	(3,845)	—	(3,845)
Credit Suisse	6 Month GBP LIBOR**	Receive	1.50%	12/18/2029	300,000	(8,404)	—	(8,404)
Credit Suisse	6 Month NOK LIBOR**	Receive	1.75%	12/18/2029	5,150,000	(880)	—	(880)
Credit Suisse	Canadian Dollar Offered Rate**	Pay	2.25%	12/18/2024	1,270,000	751	—	751
Credit Suisse	Canadian Dollar Offered Rate**	Pay	2.25%	12/18/2021	2,820,000	1,982	—	1,982
Credit Suisse	Canadian Dollar Offered Rate**	Pay	2.50%	12/18/2029	250,000	1,353	—	1,353
Credit Suisse	Sterling Over Night Index Average+	Receive	0.73%	7/11/2019	4,340,000	(6,655)	—	(6,655)
							$—	$35,232

CREDIT DEFAULT SWAPS*

								Premiums	Unrealized
		Buy/Sell	Fixed Rate	Fixed Rate	Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Paid	Date	Amount	Value	(Received)	(Depreciation)
Credit Suisse	ITRAXX Europe Series 31^	Buy	—	1.00%	6/20/2024	$950,000	$1,098	$—	$1,098
Credit Suisse	North American Investment Grade CDX Index Series 32#	Sell	1.00%	—	6/20/2024	2,165,000	(289)	—	(289)
Credit Suisse	Prudential Financial, Inc.	Sell	1.00%	—	6/20/2024	175,000	(225)	—	(225)
Credit Suisse	Republic of Indonesia	Sell	1.00%	—	6/20/2024	10,000	1,390	—	1,390
Credit Suisse	North American Investment Grade CDX Index Series 33#	Sell	1.00%	—	12/20/2024	925,000	321	—	321
Credit Suisse	Russian Federation	Sell	1.00%	—	12/20/2024	70,000	1,085	—	1,085
Credit Suisse	General Electric Company	Sell	1.00%	—	6/20/2024	225,000	1,324	—	1,324
Credit Suisse	The Boeing Company	Sell	1.00%	—	6/20/2024	100,000	443	—	443
								$—	$5,147

								$—	$40,589

*	Pays quarterly.

**	Pays semiannually.

+	Pays annually.

^	The underlying holdings of Series 31 this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=7585b1678acd4444b53de0b787623ceb.

#	The underlying holdings of version 32 of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=aa422146a2ab490ebbcbc822e7f121d5.

Benchmark	Rate
3 Month EUR LIBOR	-0.34%
3 Month GBP LIBOR	0.84%
3 Month STIBOR	0.01%
3 Month USD LIBOR	2.60%
6 Month EUR EURIBOR	-0.23%
6 Month JPY LIBOR	0.00%
6 Month NOK LIBOR	1.34%
Canadian Dollar Offered Rate	2.31%
NZD 3 Month Bank Bill Bench	1.97%

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation/ (Depreciation)
11/13/2019	Morgan Stanley	99,768	AUD	68,689	USD	$(1,300)
11/13/2019	Morgan Stanley	68,530	USD	99,768	AUD	1,141
11/27/2019	Morgan Stanley	110,111	USD	99,712	EUR	950
12/4/2019	Morgan Stanley	962,192	USD	777,594	GBP	1,560
12/18/2019	Morgan Stanley	105,945	AUD	700,179	SEK	34
12/18/2019	Morgan Stanley	416,978	AUD	287,147	USD	(5,217)
12/18/2019	Morgan Stanley	99,768	AUD	68,591	USD	(1,135)
12/18/2019	Morgan Stanley	207,029	AUD	141,847	USD	(1,869)
12/18/2019	Morgan Stanley	105,995	AUD	72,242	USD	(575)
12/18/2019	Morgan Stanley	105,957	AUD	72,204	USD	(564)
12/18/2019	Morgan Stanley	105,933	AUD	72,027	USD	(402)
12/18/2019	Morgan Stanley	106,050	AUD	72,123	USD	(419)
12/18/2019	Morgan Stanley	99,266	AUD	67,186	USD	(69)
12/18/2019	Morgan Stanley	188,454	CAD	142,926	USD	(408)
12/18/2019	Morgan Stanley	287,139	CHF	265,228	EUR	(930)
12/18/2019	Morgan Stanley	312,194	CHF	287,026	EUR	463
12/18/2019	Morgan Stanley	141,860	CHF	130,947	EUR	(363)
12/18/2019	Morgan Stanley	142,099	CHF	130,925	EUR	(98)
12/18/2019	Morgan Stanley	139,896	CHF	143,048	USD	(1,768)
12/18/2019	Morgan Stanley	133,345	CHF	136,054	USD	(1,390)
12/18/2019	Morgan Stanley	141,046	CHF	144,009	USD	(1,569)
12/18/2019	Morgan Stanley	63,107	CHF	63,994	USD	(263)
12/18/2019	Morgan Stanley	70,014	CHF	71,012	USD	(306)
12/18/2019	Morgan Stanley	70,506	CHF	71,940	USD	(737)
12/18/2019	Morgan Stanley	64,994	EUR	106,049	AUD	(415)
12/18/2019	Morgan Stanley	103,945	EUR	113,539	CHF	(652)
12/18/2019	Morgan Stanley	257,960	EUR	30,946,724	JPY	(5,070)
12/18/2019	Morgan Stanley	128,059	EUR	15,226,588	JPY	(1,249)
12/18/2019	Morgan Stanley	64,932	EUR	645,844	NOK	49
12/18/2019	Morgan Stanley	65,959	EUR	710,216	SEK	(278)
12/18/2019	Morgan Stanley	712,470	EUR	7,617,450	SEK	2,521
12/18/2019	Morgan Stanley	672,736	EUR	748,741	USD	(10,864)
12/18/2019	Morgan Stanley	129,933	EUR	144,061	USD	(1,543)
12/18/2019	Morgan Stanley	128,966	EUR	143,273	USD	(1,819)
12/18/2019	Morgan Stanley	102,952	EUR	114,471	USD	(1,550)
12/18/2019	Morgan Stanley	154,901	EUR	172,521	USD	(2,620)
12/18/2019	Morgan Stanley	103,058	EUR	114,779	USD	(1,742)
12/18/2019	Morgan Stanley	64,994	EUR	71,950	USD	(663)
12/18/2019	Morgan Stanley	128,951	EUR	142,874	USD	(1,437)
12/18/2019	Morgan Stanley	128,978	EUR	142,934	USD	(1,467)
12/18/2019	Morgan Stanley	80,286	GBP	99,423	USD	(168)
12/18/2019	Morgan Stanley	11,669,457	JPY	160,013	AUD	413

12/18/2019	Morgan Stanley	7,723,380	JPY	113,951	NZD	297
12/18/2019	Morgan Stanley	15,299,095	JPY	145,000	USD	(2,618)
12/18/2019	Morgan Stanley	43,151,799	JPY	405,978	USD	(4,382)
12/18/2019	Morgan Stanley	15,306,375	JPY	142,014	USD	436
12/18/2019	Morgan Stanley	6,873,060	JPY	64,523	USD	(559)
12/18/2019	Morgan Stanley	7,991,992	JPY	74,759	USD	(380)
12/18/2019	Morgan Stanley	34,881,527	JPY	326,852	USD	(2,224)
12/18/2019	Morgan Stanley	6,849,622	JPY	63,994	USD	(248)
12/18/2019	Morgan Stanley	7,736,524	JPY	72,035	USD	(34)
12/18/2019	Morgan Stanley	1,016,640	NOK	149,682	CAD	(1,166)
12/18/2019	Morgan Stanley	12,172,307	NOK	1,217,684	EUR	5,764
12/18/2019	Morgan Stanley	635,711	NOK	63,936	EUR	(74)
12/18/2019	Morgan Stanley	115,001	NZD	65,951	EUR	(96)
12/18/2019	Morgan Stanley	181,567	NZD	116,747	USD	(2,692)
12/18/2019	Morgan Stanley	112,067	NZD	72,324	USD	(1,926)
12/18/2019	Morgan Stanley	111,961	NZD	72,075	USD	(1,744)
12/18/2019	Morgan Stanley	707,694	SEK	66,064	EUR	(95)
12/18/2019	Morgan Stanley	693,954	SEK	64,960	EUR	(288)
12/18/2019	Morgan Stanley	690,798	SEK	64,957	EUR	(608)
12/18/2019	Morgan Stanley	692,483	SEK	64,997	EUR	(479)
12/18/2019	Morgan Stanley	700,304	SEK	65,002	EUR	315
12/18/2019	Morgan Stanley	700,204	SEK	65,002	EUR	305
12/18/2019	Morgan Stanley	699,749	SEK	64,976	EUR	287
12/18/2019	Morgan Stanley	694,833	SEK	64,998	EUR	(241)
12/18/2019	Morgan Stanley	694,759	SEK	64,973	EUR	(221)
12/18/2019	Morgan Stanley	173,291	SEK	16,241	EUR	(94)
12/18/2019	Morgan Stanley	548,088	SEK	51,019	EUR	87
12/18/2019	Morgan Stanley	344,132	SEK	35,613	USD	(423)
12/18/2019	Morgan Stanley	341,926	SEK	35,339	USD	(375)
12/18/2019	Morgan Stanley	354,215	SEK	36,354	USD	(133)
12/18/2019	Morgan Stanley	300,097	USD	440,461	AUD	2,289
12/18/2019	Morgan Stanley	71,039	USD	103,011	AUD	1,390
12/18/2019	Morgan Stanley	84,601	USD	123,008	AUD	1,432
12/18/2019	Morgan Stanley	71,466	USD	104,941	AUD	513
12/18/2019	Morgan Stanley	35,477	USD	52,217	AUD	172
12/18/2019	Morgan Stanley	71,718	USD	105,069	AUD	678
12/18/2019	Morgan Stanley	35,460	USD	52,036	AUD	277
12/18/2019	Morgan Stanley	36,318	USD	53,643	AUD	49
12/18/2019	Morgan Stanley	677,977	USD	896,371	CAD	96
12/18/2019	Morgan Stanley	71,994	USD	94,970	CAD	173
12/18/2019	Morgan Stanley	144,030	USD	190,791	CAD	(256)
12/18/2019	Morgan Stanley	143,918	USD	190,869	CAD	(428)
12/18/2019	Morgan Stanley	144,073	USD	141,515	CHF	1,158
12/18/2019	Morgan Stanley	141,974	USD	139,336	CHF	1,259
12/18/2019	Morgan Stanley	143,000	USD	140,949	CHF	657
12/18/2019	Morgan Stanley	145,980	USD	132,000	EUR	1,199

12/18/2019	Morgan Stanley	210,084	USD	190,128	EUR	1,546
12/18/2019	Morgan Stanley	147,010	USD	131,950	EUR	2,283
12/18/2019	Morgan Stanley	285,069	USD	256,978	EUR	3,207
12/18/2019	Morgan Stanley	143,301	USD	128,927	EUR	1,890
12/18/2019	Morgan Stanley	143,635	USD	129,924	EUR	1,130
12/18/2019	Morgan Stanley	143,961	USD	131,005	EUR	271
12/18/2019	Morgan Stanley	142,060	USD	129,426	EUR	102
12/18/2019	Morgan Stanley	72,000	USD	7,651,440	JPY	791
12/18/2019	Morgan Stanley	48,810	USD	5,187,383	JPY	533
12/18/2019	Morgan Stanley	143,055	USD	15,349,400	JPY	205
12/18/2019	Morgan Stanley	169,590	USD	18,167,137	JPY	516
12/18/2019	Morgan Stanley	71,979	USD	643,333	NOK	1,085
12/18/2019	Morgan Stanley	408,684	USD	637,776	NZD	8,048
12/18/2019	Morgan Stanley	71,019	USD	112,044	NZD	636
12/18/2019	Morgan Stanley	71,070	USD	112,005	NZD	712
12/18/2019	Morgan Stanley	71,375	USD	112,979	NZD	404
12/18/2019	Morgan Stanley	71,552	USD	114,060	NZD	(97)
12/18/2019	Morgan Stanley	71,813	USD	113,910	NZD	258
12/18/2019	Morgan Stanley	71,881	USD	113,951	NZD	300
12/18/2019	Morgan Stanley	70,903	USD	112,978	NZD	(68)
12/19/2019	Morgan Stanley	103,921	AUD	94,473	CAD	(1,181)
12/19/2019	Morgan Stanley	69,989	CHF	70,983	USD	(293)
12/19/2019	Morgan Stanley	130,057	EUR	210,224	AUD	521
12/19/2019	Morgan Stanley	129,951	EUR	190,708	CAD	(1,679)
12/19/2019	Morgan Stanley	260,109	EUR	282,287	CHF	211
12/19/2019	Morgan Stanley	259,949	EUR	283,846	CHF	(1,540)
12/19/2019	Morgan Stanley	1,278,994	NOK	142,935	USD	(1,990)
12/19/2019	Morgan Stanley	692,369	SEK	65,003	EUR	(498)
12/19/2019	Morgan Stanley	416,162	SEK	39,066	EUR	(293)
12/19/2019	Morgan Stanley	691,887	SEK	64,964	EUR	(505)
12/19/2019	Morgan Stanley	142,935	USD	188,605	CAD	299
12/19/2019	Morgan Stanley	71,042	USD	69,844	CHF	498
12/19/2019	Morgan Stanley	23,030	USD	22,619	CHF	185
12/19/2019	Morgan Stanley	70,935	USD	7,604,847	JPY	152
12/19/2019	Morgan Stanley	143,005	USD	15,347,769	JPY	154
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(28,946)

Global Atlantic Goldman Sachs Global Equity Insights Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.9%
	AEROSPACE/DEFENSE - 2.3%
642	Airbus SE	$83,429
1,175	HEICO Corp.	146,734
636	L3Harris Technologies, Inc. *	132,695
7,806	Leonardo SpA	91,824
98	Northrop Grumman Corp.	36,729
1,073	Safran SA	168,975
		660,386
	AGRICULTURE - 1.6%
3,238	British American Tobacco PLC	120,005
699	Bunge Ltd.	39,577
5,586	Imperial Brands PLC	125,847
4,069	Swedish Match AB	168,477
		453,906
	AIRLINES - 1.1%
206	Copa Holdings SA	20,343
2,586	Delta Air Lines, Inc.	148,954
14,421	International Consolidated Airlines Group SA	84,411
2,640	JetBlue Airways Corp.	44,220
		297,928
	APPAREL - 0.7%
401	Kering SA	204,399

	AUTO MANUFACTURERS - 1.3%
11,600	Fiat Chrysler Automobiles NV	150,137
1,590	General Motors Co.	59,593
1,369	Peugeot SA	34,148
800	Subaru Corp.	22,503
6,286	Volvo AB	88,388
		354,769
	AUTO PARTS & EQUIPMENT - 0.5%
744	Allison Transmission Holdings, Inc.	35,005
2,400	Denso Corp.	105,460
		140,465

	BANKS - 6.2%
197	ABN AMRO Group NV - ADR #	3,474
3,052	Banco Santander SA *	12,432
3,920	BNP Paribas SA	190,901
4,514	Citizens Financial Group, Inc.	159,660
862	Comerica, Inc.	56,883
10,671	DNB ASA	188,206
5,807	Fifth Third Bancorp	158,996
37,156	Intesa Sanpaolo SpA	88,124
7,651	Lloyds Banking Group PLC	5,103
1,157	Macquarie Group Ltd.	102,287
1,732	Mediobanca Banca di Credito Finanziario SpA	18,920
6,900	Mizuho Financial Group, Inc.	10,573
116	Northern Trust Corp.	10,825
2,792	Popular, Inc.	150,991
1,216	Signature Bank	144,972
655	SVB Financial Group *	136,862
184	Texas Capital Bancshares, Inc. *	10,056
100	Toronto-Dominion Bank	5,835
3,181	Western Alliance Bancorp *	146,580
3,497	Zions Bancorp NA	155,686
		1,757,366
	BEVERAGES - 1.8%
543	Carlsberg A/S	80,278
6,133	Coca-Cola Amatil Ltd.	44,053
5,239	Diageo PLC	215,179
3,075	Monster Beverage Corp. *	178,534
		518,044
	BIOTECHNOLOGY - 2.2%
1,309	Alexion Pharmaceuticals, Inc. *	128,203
539	Biogen, Inc. *	125,490
3,288	Gilead Sciences, Inc.	208,393
1,816	Incyte Corp. *	134,802
62	Vertex Pharmaceuticals, Inc. *	10,504
		607,392
	BUILDING MATERIALS - 1.0%
3,801	Johnson Controls International PLC	166,826
794	LafargeHolcim Ltd.	39,113
4,300	LIXIL Group Corp.	75,596
165	Masco Corp.	6,876
		288,411
	CHEMICALS - 3.2%
1,487	Air Liquide SA	211,719
1,893	Akzo Nobel NV	168,794
57	Arkema SA	5,314
2,025	CF Industries Holdings, Inc.	99,630
510	Covestro AG #	25,243
830	Ecolab, Inc.	164,373
428	Sherwin-Williams Co.	235,344
		910,417

	COMMERCIAL SERVICES - 3.7%
2,692	Adecco Group AG	149,077
521	Cintas Corp.	139,680
248	CoStar Group, Inc. *	147,114
2,600	Dai Nippon Printing Co Ltd.	67,144
696	Experian PLC	22,291
712	Intertek Group PLC	48,064
2,573	PayPal Holdings, Inc. *	266,537
80	Randstad NV	3,933
405	S&P Global, Inc.	99,217
704	Wirecard AG	112,630
		1,055,687
	COMPUTERS - 4.7%
4,224	Apple, Inc.	946,049
204	CACI International, Inc. *	47,177
2,300	Fujitsu Ltd.	184,192
200	NET One Systems Co., Ltd. *	5,391
1,200	Nomura Research Institute Ltd.	23,883
8,000	NTT Data Corp. *	103,188
37	Teleperformance	8,023
		1,317,903
	COSMETICS/PERSONAL CARE - 0.9%
277	Colgate-Palmolive Co.	20,362
196	Essity AB	5,727
882	Estee Lauder Cos, Inc.	175,474
836	Unilever PLC - ADR	50,244
		251,807
	DISTRIBUTION/WHOLESALE - 0.3%
1,977	HD Supply Holdings, Inc. *	77,449

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
6,101	Ally Financial, Inc.	202,309
171	Ameriprise Financial, Inc.	25,154
547	Cboe Global Markets, Inc.	62,856
300	ORIX Corp.	4,472
2,300	Singapore Exchange Ltd.	14,087
4,678	Synchrony Financial	159,473
2,128	Visa, Inc.	366,037
		834,388
	ELECTRIC - 4.2%
9,044	AES Corp	147,779
2,449	Ameren Corp.	196,042
1,000	CLP Holdings Ltd.	10,505
1,267	CMS Energy Corp.	81,025
1,205	DTE Energy Co.	160,217
25,485	Enel SpA	190,347
4,835	Exelon Corp.	233,579
1,695	FirstEnergy Corp.	81,750
1,926	PPL Corp.	60,650
3,342	Terna Rete Elettrica Nazionale SpA	21,473
		1,183,367

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
249	AMETEK, Inc.	22,863
2,586	Schneider Electric SE	226,950
		249,813
	ELECTRONICS - 2.0%
2,191	Agilent Technologies, Inc.	167,896
737	Halma PLC	17,901
1,713	Jabil, Inc.	61,274
2,082	Keysight Technologies, Inc. *	202,475
2,119	National Instruments Corp.	88,977
300	TDK Corp.	26,842
		565,365
	ENGINEERING & CONSTRUCTION - 0.5%
3,296	ACS Actividades de Construccion y Servicios SA	131,730

	ENTERTAINMENT - 0.5%
3,748	Cinemark Holdings, Inc.	144,823

	FOOD - 2.3%
713	Austevoll Seafood ASA	6,768
655	Campbell Soup Co.	30,733
2,969	General Mills, Inc.	163,651
2,424	Koninklijke Ahold Delhaize NV	60,662
2,851	Kroger Co.	73,499
3,306	US Foods Holding Corp. *	135,877
6,842	Woolworths Group Ltd.	172,032
		643,222
	GAS - 0.0% ^
300	Osaka Gas Co, Ltd.	5,738

	HAND/MACHINE TOOLS - 0.0% ^
500	Techtronic Industries Co. Ltd.	3,479

	HEALTHCARE - PRODUCTS - 1.4%
582	Align Technology, Inc. *	105,295
470	Dentsply Sirona, Inc.	25,056
47	Hill-Rom Holdings, Inc.	4,946
668	Sonova Holding AG	155,419
152	Steris PLC	21,962
321	Thermo Fisher Scientific, Inc.	93,498
		406,176

	HEALTHCARE - SERVICES - 3.0%
756	Anthem, Inc.	181,516
1,740	Centene Corp.	75,272
1,681	Evotec SE	37,422
1,346	HCA Healthcare, Inc.	162,085
119	IQVIA Holdings, Inc.	17,776
518	Lonza Group AG	175,273
551	UnitedHealth Group, Inc.	119,743
494	Universal Health Services, Inc.	73,483
		842,570
	HOME BUILDERS - 0.9%
300	Daiwa House Industry Co. Ltd.	9,732
3,130	DR Horton, Inc.	164,982
2,460	Persimmon PLC	65,783
		240,497
	HOME FURNISHINGS - 0.0% ^
167	Electrolux AB	3,964

	HOUSEHOLD PORDUCTS/WARES - 0.1%
178	Henkel AG & Co KGaA	17,620

	INSURANCE - 5.9%
9,200	AIA Group Ltd.	86,902
69	Allianz SE	16,087
90	Allstate Corp.	9,781
927	American Financial Group, Inc.	99,977
3,041	Athene Holding Ltd. *	127,904
6,986	Aviva PLC	34,375
6,249	AXA Equitable Holdings, Inc.	138,478
229	Brighthouse Financial, Inc. *	9,268
31,096	Legal & General Group PLC	95,186
681	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	176,252
111	NN Group NV	3,938
2,352	Progressive Corp.	181,692
5,353	QBE Insurance Group Ltd.	45,346
287	SCOR SE	11,855
304	Swiss Life Holding AG	145,453
1,537	Swiss Re AG	160,459
300	Tokio Marine Holdings, Inc.	16,042
3,268	Unum Group	97,125
3,502	Voya Financial, Inc.	190,648
		1,646,768

	INTERNET - 7.8%
248	Alphabet, Inc. - Class A *	302,312
334	Alphabet, Inc. - Class C *	407,861
383	Amazon.com, Inc. *	664,854
68	Booking Holdings, Inc. *	133,457
2,466	eBay, Inc.	96,125
2,494	Facebook, Inc. *	444,132
824	VeriSign, Inc. *	155,431
		2,204,172
	IRON/STEEL - 0.1%
1,000	Labrador Iron Ore Royalty Corp.	18,603

	LEISURE TIME - 0.0% ^
174	Carnival PLC - ADR	7,320

	MACHINERY - CONSTRUCTION & MINING - 0.7%
265	Caterpillar, Inc.	33,472
4,300	Hitachi Ltd.	160,064
		193,536
	MEDIA - 1.5%
373	Liberty Global PLC *	8,874
1,148	New York Times Co.	32,695
12,712	News Corp.	176,951
3,037	Pearson PLC	27,620
2,456	Wolters Kluwer NV *	179,341
		425,481
	MINING - 0.7%
6,368	Alcoa Corp. *	127,806
500	Centerra Gold, Inc. *	4,252
1,200	Kirkland Lake Gold Ltd.	53,792
3,300	Rio Tinto PLC - ADR	8,624
		194,474
	MISCELLANEOUS MANUFACTURER - 0.1%
1,000	Toshiba Corp.	30,534

	OIL & GAS - 4.0%
3,506	ConocoPhillips	199,772
1,823	Eni SpA	27,892
5,146	Equinor ASA	98,010
3,043	HollyFrontier Corp.	163,227
700	JXTG Holdings, Inc.	19,787
2,800	Marathon Petroleum Corp.	12,757
6,396	OMV AG	78,479
73	Phillips 66	3,919
2,527	Royal Dutch Shell PLC - ADR - Class B	151,367
638	Royal Dutch Shell PLC - Class A (London)	18,743
133	Royal Dutch Shell PLC - Class B (London)	3,927
4,984	Royal Dutch Shell PLC - Class A (Euronext Amsterdam)	146,163
4,305	TechnipFMC PLC *	103,923
1,055	Valero Energy Corp.	89,928
		1,117,894

	OIL & GAS SERVICES - 0.0% ^
246	TGS NOPEC Geophysical Co. ASA	6,252

	PACKAGING & CONTAINERS - 0.1%
480	Berry Global Group, Inc. *	18,850

	PHARMACEUTICALS - 5.2%
3,190	AbbVie, Inc.	241,547
272	AmerisourceBergen Corp.	22,394
4,000	Astellas Pharma, Inc.	56,942
2,891	Bristol-Myers Squibb Co.	146,603
398	Grifols SA	11,733
876	Johnson & Johnson	113,337
635	McKesson Corp.	86,779
398	Merck & Co., Inc.	33,504
1,034	Merck KGaA	116,503
2,482	Mylan NV *	49,094
275	Novartis AG	23,867
2,863	Novo Nordisk A/S	147,214
984	Roche Holding AG	286,620
62	Sanofi	5,749
2,000	Shionogi & Co, Ltd.	111,014
		1,452,900
	PIPELINES - 0.1%
1,043	Kinder Morgan, Inc.	21,496
271	Williams Cos, Inc.	6,520
		28,016
	REAL ESTATE - 0.2%
600	Mitsui Fudosan Co. Ltd.	14,873
1,200	Sumitomo Realty & Development Co. Ltd.	45,668
		60,541
	REAL ESTATE INVESTMENT TRUSTS - 3.8%
1,287	Camden Property Trust	142,870
3,612	Duke Realty Corp.	122,700
1,189	Equity LifeStyle Properties, Inc.	158,850
225	Extra Space Storage, Inc.	26,285
334	Healthcare Trust of America ,Inc.	9,813
5,013	Invitation Homes, Inc.	148,435
2	Japan Retail Fund Investment Corp.	4,230
2,270	Prologis, Inc.	193,449
337	Public Storage	82,656
2,299	STORE Capital Corp.	86,006
630	Sun Communities, Inc.	93,524
2	United Urban Investment Corp.	3,830
		1,072,648

	RETAIL - 5.6%
4,800	Alimentation Couche-Tard, Inc.	147,190
882	AutoNation, Inc. *	44,717
632	CarMax, Inc. *	55,616
154	Chipotle Mexican Grill, Inc. *	129,432
1,159	Home Depot, Inc.	268,911
495	Lowe’s Cos, Inc.	54,430
4,404	Macy’s, Inc.	68,438
15	McDonald’s Corp.	3,221
2,640	Starbucks Corp.	233,429
2,191	Target Corp.	234,240
3,250	Walgreens Boots Alliance, Inc.	179,758
1,405	Yum! Brands, Inc.	159,369
		1,578,751
	SAVINGS & LOANS - 0.3%
5,354	People’s United Financial, Inc.	83,710

	SEMICONDUCTORS - 1.7%
1,057	Analog Devices, Inc.	118,099
855	ASML Holding NV	211,825
838	BE Semiconductor Industries NV	26,247
651	Micron Technology, Inc. *	27,895
654	Texas Instruments, Inc.	84,523
		468,589
	SOFTWARE - 7.7%
2,323	Cadence Design Systems, Inc.	153,504
539	Dassault Systemes SE	76,831
4,600	DeNA Co Ltd.	81,168
558	HubSpot, Inc. *	84,598
720	Intuit, Inc.	191,477
1,800	Konami Holdings Corp.	86,940
5,924	Microsoft Corp.	823,614
4,433	Oracle Corp.	243,948
790	ServiceNow, Inc. *	200,542
148	SimCorp A/S	12,999
556	Take-Two Interactive Software, Inc. *	69,689
700	TIS, Inc. *	40,352
16,960	Vmware, Inc.	98,706
		2,164,368

	TELECOMMUNICATIONS - 1.1%
975	Motorola Solutions, Inc.	166,150
500	Nippon Telegraph & Telephone Corp.	23,854
2,400	SoftBank Group Corp.	94,157
11,531	Telstra Corp Ltd.	27,298
		311,459
	TRANSPORTATION - 2.0%
700	Central Japan Railway Co.	143,919
201	Deutsche Post AG	6,715
1,700	East Japan Railway Co.	162,174
1,462	Union Pacific Corp.	236,815
		549,623

	TOTAL COMMON STOCKS (Cost - $26,745,646)	27,803,570

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
194,819	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a)(Cost - $194,819)	194,819

	TOTAL INVESTMENTS - 99.6% (Cost - $26,940,465)	$27,998,389
	OTHER ASSETS LESS LIABILITIES - NET - 0.4%	117,720
	TOTAL NET ASSETS - 100.0%	$28,116,109

*	Non-income producing security.

^	Represents less than 0.05%

#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $28,717 and 0.1% of net assets.

(a)	Money market rate shown represents the rate at September 30, 2019.

ADR - American Depository Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.2%
	AEROSPACE/DEFENSE - 2.2%
1,981	Boeing Co.	753,711
4,022	HEICO Corp.	502,267
998	Northrop Grumman Corp.	374,040
407	Raytheon Co.	79,849
1,630	Spirit AeroSystems Holdings, Inc.	134,051
		1,843,918
	AIRLINES - 1.2%
11,827	Delta Air Lines, Inc.	681,235
19,828	JetBlue Airways Corp. *	332,119
		1,013,354
	AUTO PARTS & EQUIPMENT - 0.7%
12,060	Allison Transmission Holdings, Inc.	567,423

	BANKS - 1.8%
4,246	Popular, Inc.	229,624
5,300	Signature Bank	631,866
1,894	SVB Financial Group *	395,751
2,438	Western Alliance Bancorp	112,343
3,476	Zions Bancorp NA	154,752
		1,524,336
	BEVERAGES - 1.0%
174	Coca-Cola Co.	9,473
12,986	Monster Beverage Corp. *	753,967
895	PepsiCo, Inc.	122,705
		886,145
	BIOTECHNOLOGY - 3.7%
7,227	Alexion Pharmaceuticals, Inc. *	707,812
3,050	Biogen, Inc. *	710,101
879	BioMarin Pharmaceutical, Inc. *	59,245
10,905	Gilead Sciences, Inc.	691,159
9,096	Incyte Corp. *	675,196
1,872	Vertex Pharmaceuticals, Inc. *	317,154
		3,160,667
	CHEMICALS - 2.2%
7,994	CF Industries Holdings, Inc.	393,305
2,365	Ecolab, Inc.	468,365
1,714	Sherwin-Williams Co.	942,477
662	WR Grace & Co.	44,195
		1,848,342

	COMMERCIAL SERVICES - 3.5%
2,923	Cintas Corp.	783,656
1,341	CoStar Group, Inc. *	795,481
13,253	PayPal Holdings, Inc. *	1,372,878
		2,952,015
	COMPUTERS - 8.1%
29,061	Apple, Inc.	6,508,792
378	CACI International, Inc. *	87,416
14,669	HP, Inc.	277,537
		6,873,745
	COSMETICS/PERSONAL CARE - 1.1%
4,679	Estee Lauder Cos, Inc.	930,887

	DISTRIBUTION/WHOLESALE - 0.3%
544	HD Supply Holdings, Inc. *	21,311
2,448	KAR Auction Services, Inc.	60,098
469	WW Grainger, Inc.	139,363
		220,772
	DIVERSIFIED FINANCIAL SERVICES - 6.1%
1,176	Alliance Data Systems Corp.	150,681
18,965	Ally Financial, Inc.	628,879
1,217	Ameriprise Financial, Inc.	179,021
4,908	E*TRADE Financial Corp.	214,431
3,243	Mastercard, Inc.	880,702
20,383	Synchrony Financial	694,856
14,340	Visa, Inc.	2,466,623
		5,215,193
	ELECTRIC - 0.8%
30,338	AES Corp.	495,723
3,640	Exelon Corp.	175,848
		671,571
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
265	Hubbell, Inc.	34,821
664	Universal Display Corp.	111,486
		146,307
	ELECTRONICS - 3.7%
8,587	Allegion PLC	658,022
18,344	Jabil, Inc.	656,165
7,553	Keysight Technologies, Inc. *	734,529
769	Mettler-Toledo International, Inc. *	541,684
12,638	National Instruments Corp.	530,670
		3,121,070
	ENTERTAINMENT - 0.1%
2,904	Cinemark Holdings, Inc.	112,211

	FOOD - 0.3%
515	Campbell Soup Co.	24,164
2,647	General Mills, Inc.	145,903
1,540	US Foods Holding Corp. *	63,294
		233,361

	HEALTHCARE PRODUCTS - 1.9%
2,977	Align Technology, Inc. *	538,599
257	Becton Dickinson and Co.	65,011
686	Dentsply Sirona, Inc.	36,571
457	Hologic, Inc. *	23,074
2,833	Steris PLC	409,340
615	Teleflex, Inc.	208,946
2,375	West Pharmaceutical Services, Inc.	336,823
		1,618,364
	HEALTHCARE - SERVICES - 3.1%
3,050	Anthem, Inc.	732,305
2,150	Centene Corp. *	93,009
6,183	HCA Healthcare, Inc.	744,557
2,767	IQVIA Holdings, Inc. *	413,334
1,192	Molina Healthcare, Inc. *	130,786
2,518	UnitedHealth Group, Inc.	547,212
		2,661,203
	HOME BUILDERS - 0.3%
5,560	DR Horton, Inc.	293,068

	INSURANCE - 1.5%
6,268	AXA Equitable Holdings, Inc.	138,899
9,744	Progressive Corp.	752,724
7,160	Voya Financial, Inc.	389,790
		1,281,413
	INTERNET - 17.5%
1,908	Alphabet, Inc. - Class A *	2,325,852
2,003	Alphabet, Inc. - Class C *	2,445,943
2,887	Amazon.com, Inc. *	5,011,572
582	Booking Holdings, Inc. *	1,142,239
2,661	eBay, Inc.	103,726
18,099	Facebook, Inc. *	3,223,070
3,850	VeriSign, Inc. *	726,226
		14,978,628
	LEISURE TIME - 0.3%
3,889	Planet Fitness, Inc. *	225,056

	MACHINERY - CONSTRUCTION & MINING - 0.1%
400	Caterpillar, Inc.	50,524

	MEDIA - 0.3%
74	Cable One, Inc.	92,848
5,836	New York Times Co.	166,209
		259,057
	MINING - 0.2%
10,063	Alcoa Corp. *	201,964

	MISCELLANEOUS MANUFACTURER - 0.1%
698	Carlisle Cos, Inc.	101,587

	OIL & GAS - 0.5%
5,713	ConocoPhillips	325,527
2,376	HollyFrontier Corp .	127,449
		452,976
	PACKAGING & CONTAINERS - 0.6%
12,108	Berry Global Group, Inc. *	475,481

	PHARMACEUTICALS - 2.6%
18,254	AbbVie, Inc.	1,382,193
2,003	AmerisourceBergen Corp.	164,907
1,863	McKesson Corp.	254,598
4,656	Merck & Co, Inc.	391,942
2,682	Mylan NV *	53,050
		2,246,690
	REAL ESTATE INVESTMENT TRUSTS - 4.7%
12,376	American Homes 4 Rent	320,415
1,531	CubeSmart	53,432
6,184	Duke Realty Corp.	210,070
5,380	Equity LifeStyle Properties, Inc.	718,768
6,130	Extra Space Storage, Inc.	716,107
2,226	Healthcare Trust of America, Inc.	65,400
10,204	Invitation Homes, Inc.	302,140
5,260	Prologis, Inc.	448,257
3,274	Public Storage	803,014
2,289	Sun Communities, Inc.	339,802
		3,977,405
	RETAIL - 7.6%
935	AutoNation, Inc. *	47,405
7,971	CarMax, Inc. *	701,448
572	Chipotle Mexican Grill, Inc. *	480,749
6,714	Home Depot, Inc.	1,557,782
1,269	Lowe’s Cos, Inc.	139,539
1,303	Lululemon Athletica, Inc. *	250,867
12,462	Macy’s, Inc.	193,659
14,343	Starbucks Corp.	1,268,208
5,419	Target Corp.	579,345
6,651	Walgreens Boots Alliance, Inc.	367,867
7,416	Yum! Brands, Inc.	841,197
		6,428,066
	SEMICONDUCTORS - 2.9%
4,463	Analog Devices, Inc.	498,651
71	Broadcom, Inc.	19,601
4,785	Cree, Inc. *	234,465
5,922	NXP Semiconductors NV	646,209
3,748	Teradyne, Inc.	217,047
6,799	Texas Instruments, Inc.	878,703
		2,494,676

	SOFTWARE - 14.4%
1,843	Adobe, Inc. *	509,129
3,983	Black Knight, Inc.	243,202
11,551	Cadence Design Systems, Inc. *	763,290
1,495	Fair Isaac Corp. *	453,762
3,040	HubSpot, Inc. *	460,894
3,953	Intuit, Inc.	1,051,261
41,179	Microsoft Corp.	5,725,116
23,396	Oracle Corp.	1,287,482
733	salesforce.com, Inc. *	108,807
3,584	ServiceNow, Inc. *	909,798
2,504	Take-Two Interactive Software, Inc. *	313,851
1,086	Workday, Inc. *	184,577
56,858	Zynga, Inc. *	330,914
		12,342,083
	TELECOMMUNICATIONS - 1.9%
17,333	Cisco Systems, Inc.	856,424
4,353	Motorola Solutions, Inc.	741,795
		1,598,219
	TRANSPORTATION - 1.7%
3,395	CSX Corp.	235,170
756	Landstar System, Inc.	85,110
6,818	Union Pacific Corp.	1,104,380
		1,424,660

	TOTAL COMMON STOCKS (Cost - $76,196,050)	84,432,437

	SHORT-TERM INVESTMENT - 0.8%
	MONEY MARKET FUND - 0.8%
687,503	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a)(Cost - $687,503)	687,503

	TOTAL INVESTMENTS - 100.0% (Cost - $76,883,553)	$85,119,940
	OTHER ASSETS LESS LIABILITIES - NET - (0.0)% ^	(12,401)
	TOTAL NET ASSETS - 100.0%	$85,107,539

*	Non-income producing security.

^	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2019.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.2%
	AEROSPACE/DEFENSE - 1.1%
8,040	Spirit AeroSystems Holdings, Inc.	$661,210
2,159	Teledyne Technologies, Inc. *	695,176
		1,356,386
	AGRICULTURE - 0.5%
11,773	Bunge Ltd.	666,587

	AIRLINES - 2.3%
11,040	American Airlines Group, Inc.	297,749
6,308	Copa Holdings SA	622,915
15,799	Delta Air Lines, Inc.	910,022
63,633	JetBlue Airways Corp. *	1,065,853
		2,896,539
	APPAREL - 0.0% ^
4,034	Hanesbrands, Inc.	61,801

	AUTO MANUFACTURERS - 0.3%
5,633	PACCAR, Inc.	394,366

	AUTO PARTS & EQUIPMENT - 0.0% ^
1,131	Allison Transmission Holdings, Inc.	53,214

	BANKS - 7.8%
38,651	Citizens Financial Group, Inc.	1,367,086
2,659	Comerica, Inc.	175,467
52,371	Fifth Third Bancorp	1,433,918
536	First Citizens BancShares, Inc.	252,751
15,257	First Hawaiian, Inc.	407,362
13,440	PacWest Bancorp	488,410
19,623	Popular, Inc.	1,061,212
6,610	Signature Bank	788,044
2,474	State Street Corp.	146,436
4,644	SVB Financial Group *	970,364
10,006	Texas Capital Bancshares, Inc. *	546,828
22,233	Western Alliance Bancorp	1,024,497
26,155	Zions Bancorp NA	1,164,421
		9,826,796

	BIOTECHNOLOGY - 1.7%
7,412	Alexion Pharmaceuticals, Inc. *	725,931
1,297	Biogen, Inc. *	301,968
858	Exelixis, Inc. *	15,174
9,428	Gilead Sciences, Inc.	597,547
5,988	Incyte Corp. *	444,489
		2,085,109
	BUILDING MATERIALS - 0.8%
284	Martin Marietta Materials, Inc.	77,844
10,093	Masco Corp.	420,676
4,189	Owens Corning	264,745
1,911	Vulcan Materials Co.	289,020
		1,052,285
	CHEMICALS - 2.6%
23,671	CF Industries Holdings, Inc.	1,164,613
5,863	Eastman Chemical Co.	432,865
37,318	Olin Corp.	698,593
1,740	Sherwin-Williams Co.	956,774
		3,252,845
	COMMERCIAL SERVICES - 0.7%
8,833	PayPal Holdings, Inc. *	915,010

	COMPUTERS - 0.8%
4,539	CACI International, Inc. *	1,049,689

	COSMETICS/PERSONAL CARE - 0.2%
979	Estee Lauder Cos, Inc.	194,772

	DISTRIBUTION/WHOLESALE - 1.7%
28,011	HD Supply Holdings, Inc. *	1,097,331
22,500	KAR Auction Services, Inc.	552,375
11,561	WESCO International, Inc. *	552,269
		2,201,975
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
6,528	Alliance Data Systems Corp.	836,433
38,615	Ally Financial, Inc.	1,280,473
2,175	Ameriprise Financial, Inc.	319,943
3,630	Cboe Global Markets, Inc.	417,123
14,330	E*TRADE Financial Corp.	626,078
1,467	Evercore, Inc.	117,507
41,284	Synchrony Financial	1,407,372
		5,004,929
	ELECTRIC - 9.6%
76,563	AES Corp.	1,251,039
18,578	Ameren Corp.	1,487,169
22,676	CMS Energy Corp.	1,450,130
12,133	DTE Energy Co.	1,613,204
18,015	Exelon Corp.	870,305
34,525	FirstEnergy Corp.	1,665,141
31,071	NRG Energy, Inc.	1,230,412
49,713	PPL Corp.	1,565,462
7,687	Public Service Enterprise Group, Inc.	477,209
18,186	Vistra Energy Corp.	486,112
		12,096,183

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
4,288	Acuity Brands, Inc.	577,980
4,323	Hubbell, Inc.	568,042
		1,146,022
	ELECTRONICS - 4.5%
17,087	Agilent Technologies, Inc.	1,309,377
7,965	Arrow Electronics, Inc. *	594,030
23,806	Gentex Corp.	655,498
30,009	Jabil, Inc.	1,073,422
9,754	Keysight Technologies, Inc. *	948,577
25,554	National Instruments Corp.	1,073,012
		5,653,916
	ENGINEERING & CONSTRUCTION - 0.0% ^
1,113	Fluor Corp.	21,292

	ENTERTAINMENT - 1.7%
27,734	Cinemark Holdings, Inc.	1,071,642
20,905	Six Flags Entertainment Corp.	1,061,765
		2,133,407
	FOOD - 2.3%
15,657	Campbell Soup Co.	734,626
41,904	Kroger Co.	1,080,285
27,990	US Foods Holding Corp. *	1,150,389
		2,965,300
	FOOD SERVICE - 0.7%
19,297	Aramark	840,963

	FOREST PRODUCTS & PAPER - 0.1%
2,051	Domtar Corp.	73,446

	GAS - 0.2%
5,196	National Fuel Gas Co.	243,796

	HAND/MACHINE TOOLS - 0.5%
3,732	Snap-on, Inc.	584,207

	HEALTHCARE PRODUCTS - 1.7%
17,938	Dentsply Sirona, Inc.	956,275
9,371	Hologic, Inc. *	473,142
1,206	Steris PLC	174,255
3,396	West Pharmaceutical Services, Inc.	481,620
		2,085,292

	HEALTHCARE - SERVICES - 1.6%
3,187	Anthem, Inc.	765,199
810	Centene Corp. *	35,040
1,579	Molina Healthcare, Inc. *	173,248
6,887	Universal Health Services, Inc.	1,024,440
		1,997,927
	HOME BUILDERS - 2.2%
27,499	DR Horton, Inc.	1,449,472
2,904	Lennar Corp.	162,188
27,328	Toll Brothers, Inc.	1,121,814
		2,733,474
	INSURANCE - 7.2%
6,229	American Financial Group, Inc.	671,798
763	American National Insurance Co.	94,406
24,609	Athene Holding Ltd. *	1,035,055
38,250	AXA Equitable Holdings, Inc.	847,620
26,675	Brighthouse Financial, Inc. *	1,079,537
996	Kemper Corp.	77,638
17,893	Mercury General Corp.	999,861
11,947	Progressive Corp.	922,906
708	RenaissanceRe Holdings Ltd.	136,963
38,188	Unum Group	1,134,947
21,183	Voya Financial, Inc.	1,153,202
914	White Mountains Insurance Group Ltd.	987,120
		9,141,053
	INTERNET - 2.0%
602	Alphabet, Inc. *	735,126
356	Amazon.com, Inc. *	617,984
496	Facebook, Inc. *	88,328
5,983	VeriSign, Inc. *	1,128,573
		2,570,011
	IRON/STEEL - 0.2%
8,682	Steel Dynamics, Inc.	258,724

	LEISURE TIME - 0.4%
14,687	Harley-Davidson, Inc.	528,291

	LODGING - 0.4%
17,366	MGM Resorts International	481,386

	MACHINERY - CONSTRUCTION & MINING - 0.4%
6,664	Oshkosh Corp.	505,131

	MACHINERY - DIVERSIFIED - 0.3%
3,112	Crane Co.	250,921
1,131	Curtiss-Wright Corp.	146,317
		397,238
	MEDIA - 1.6%
2,067	Liberty Broadband Corp. *	216,353
2,337	Liberty Global PLC *	55,597
20,577	New York Times Co.	586,033
82,583	News Corp.	1,149,555
		2,007,538
	MINING - 0.8%
48,493	Alcoa Corp. *	973,255

	MISCELLANEOUS MANUFACTURER - 1.1%
1,744	Carlisle Cos, Inc.	253,822
4,403	Parker-Hannifin Corp.	795,226
5,723	Textron, Inc.	280,198
		1,329,246
	OIL & GAS - 4.0%
17,506	Antero Resources Corp. *	52,868
14,202	Cabot Oil & Gas Corp.	249,529
13,578	ConocoPhillips	773,674
15,383	Devon Energy Corp.	370,115
22,798	Helmerich & Payne, Inc.	913,516
22,252	HollyFrontier Corp.	1,193,597
78,194	Marathon Oil Corp.	959,440
1,397	Pioneer Natural Resources Co.	175,701
3,194	TechnipFMC PLC *	77,103
81,530	Range Resources Corp.	311,445
		5,076,988
	OIL & GAS SERVICES - 0.2%
10,905	Apergy Corp. *	294,980

	PACKAGING & CONTAINERS - 1.4%
26,332	Berry Global Group, Inc. *	1,034,058
18,918	Sealed Air Corp.	785,286
		1,819,344
	PHARMACEUTICALS - 2.9%
12,943	AbbVie, Inc.	980,044
8,348	Cardinal Health, Inc.	393,942
10,427	McKesson Corp.	1,424,954
43,719	Mylan NV *	864,762
		3,663,702
	PIPELINES - 0.7%
37,879	Williams Cos, Inc.	911,369

	REAL ESTATE INVESTMENT TRUSTS - 15.0%
40,859	American Homes 4 Rent	1,057,840
21,668	Apartment Investment & Management Co.	1,129,770
49,690	Brandywine Realty Trust	752,803
25,688	Brixmor Property Group, Inc.	521,209
11,053	Camden Property Trust	1,226,994
24,049	Columbia Property Trust, Inc.	508,636
32,457	CubeSmart	1,132,749
38,011	Duke Realty Corp.	1,291,234
35,758	Empire State Realty Trust, Inc.	510,267
6,903	Equity LifeStyle Properties, Inc.	922,241
8,729	Extra Space Storage, Inc.	1,019,722
37,940	Healthcare Trust of America, Inc.	1,114,677
24,550	Highwoods Properties, Inc.	1,103,277
44,958	Invitation Homes, Inc.	1,331,206
10,281	Life Storage, Inc.	1,083,720
4,963	National Retail Properties, Inc.	279,913
7,572	Paramount Group, Inc.	101,086
6,064	Prologis, Inc.	516,774
82,058	Retail Properties of America, Inc.	1,010,955
29,798	STORE Capital Corp.	1,114,743
8,046	Sun Communities, Inc.	1,194,429
		18,924,245
	RETAIL - 4.2%
20,048	AutoNation, Inc. *	1,016,434
13,282	CarMax, Inc. *	1,168,816
7,553	Dick’s Sporting Goods, Inc.	308,238
5,427	Kohl’s Corp.	269,505
8,175	L Brands, Inc.	160,148
69,414	Macy’s, Inc.	1,078,694
10,771	Starbucks Corp.	952,372
2,543	Target Corp.	271,872
403	Walgreens Boots Alliance, Inc.	22,290
982	Yum! Brands, Inc.	111,388
		5,359,757
	SAVINGS & LOANS - 0.9%
71,796	People’s United Financial, Inc.	1,122,530

	SEMICONDUCTORS - 1.2%
12,335	Cree, Inc. *	604,415
7,878	NXP Semiconductors NV	859,647
		1,464,062
	SOFTWARE - 2.1%
10,390	Citrix Systems, Inc.	1,002,843
1,098	ServiceNow, Inc. *	278,727
5,653	Take-Two Interactive Software, Inc. *	708,547
113,866	Zynga, Inc. *	662,700
		2,652,817

	TELECOMMUNICATIONS - 1.1%
11,778	Ciena Corp. *	462,051
3,596	Motorola Solutions, Inc.	612,794
12,285	Telephone & Data Systems, Inc.	316,953
		1,391,798
	TRANSPORTATION - 0.6%
6,191	Landstar System, Inc.	696,983

	TOTAL COMMON STOCKS (Cost - $120,321,238)	125,157,976

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
783,798	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.86% (a)(Cost - $783,798)	783,798

	TOTAL INVESTMENTS - 99.8% (Cost - $121,105,036)	$125,941,774
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	290,404
	TOTAL NET ASSETS - 100.0%	$126,232,178

*	Non-income producing security.

^	Represents less than 0.05%

(a)	Money market rate shown represents the rate at September 30, 2019.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “Underlying Fund” or “Underlying Funds”). Each Underlying Fund is valued at its respective net asset value as reported by such investment company. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETFs”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Portfolio’s investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$80,942,923	$—	$—	$80,942,923
Total	$80,942,923	$—	$—	$80,942,923

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$546,413,622	$—	$—	$546,413,622
Short-Term Investment	7,360,991	—	—	7,360,991
Total	$553,774,613	$—	$—	$553,774,613

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$86,722	$—	$—	$86,722
Total	$86,722	$—	$—	$86,722

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,621,527	$—	$—	$16,621,527
Short-Term Investment	332,349	—	—	332,349
Total	$16,953,876	$—	$—	$16,953,876

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$3,029	$—	$—	$3,029
Total	$3,029	$—	$—	$3,029

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$127,652,027	$—	$—	$127,652,027
Exchange Traded Funds	8,506,958	—	—	8,506,958
Short-Term Investment	806,553	—	—	806,553
Futures Contracts *	39,762	—	—	39,762
Total	$137,005,300	$—	$—	$137,005,300

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$182,047,222	$—	$—	$182,047,222
Short-Term Investment	2,614,203	—	—	2,614,203
Total	$184,661,425	$—	$—	$184,661,425

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract*	$20,748	$—	$—	$20,748
Total	$20,748	$—	$—	$20,748

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,711,230	$—	$—	$16,711,230
Warrant	—	—	—	—
Short-Term Investment	437,502	—	—	437,502
Total	$17,148,732	$—	$—	$17,148,732

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$14,556	$—	$—	$14,556
Total	$14,556	$—	$—	$14,556

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,883,730	$—	$—	$23,883,730
Short-Term Investment	495,934	—	—	495,934
Total	$24,379,664	$—	$—	$24,379,664

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$4,541	$—	$—	$4,541
Total	$4,541	$—	$—	$4,541

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$262,566,566	$—	$—	$262,566,566
Short-Term Investment	4,308,833	—	—	4,308,833
Total	$266,875,399	$—	$—	$266,875,399

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$42,086	$—	$—	$42,086
Total	$42,086	$—	$—	$42,086

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$70,706,151	$—	$70,706,151
Short-Term Investment	161,027	—	—	161,027
Total	$161,027	$70,706,151	$—	$70,867,178

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$8,675	$—	$—	$8,675
Total	$8,675	$—	$—	$8,675

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Agency Bond	$—	$1,729,353	$—	$1,729,353
Asset Backed Securities	—	7,041,764	—	7,041,764
Commercial Paper	—	1,040,401	—	1,040,401
Corporate Bonds & Notes	—	40,430,440	—	40,430,440
Municipal Bonds	—	1,304,744	—	1,304,744
Mortgage Backed Securities	—	45,372,791	—	45,372,791
U.S. Treasury Securities	—	760,178	—	760,178
Short-Term Investments	22,006,707	3,151,969	—	25,158,676
Swap Contracts	—	40,589	—	40,589
Swaptions Written	—	15,046	—	15,046
Total	$22,006,707	$100,913,240	$—	$122,919,947

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$183,543	$—	$—	$183,543
Securities Sold	—	4,173,984	—	4,173,984
Swaptions Purchased	—	5,718	—
Forward Foreign Exchange Contracts *	—	28,946	—	28,946
Total	$183,543	$4,208,648	$—	$4,386,473

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$27,803,570	$—	$—	$27,803,570
Short-Term Investment	194,819	—	—	194,819
Total	$27,998,389	$—	$—	$27,998,389

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$84,432,437	$—	$—	$84,432,437
Short-Term Investment	687,503	—	—	687,503
Total	$85,119,940	$—	$—	$85,119,940

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$125,157,976	$—	$—	$125,157,976
Short-Term Investment	783,798	—	—	783,798
Total	$125,941,774	$—	$—	$125,941,774

*	Cumulative net appreciation/(depreciation) on futures contracts and forward foreign exchange contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of September 30, 2019, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$75,933,332	$6,031,375	$(1,021,784)	$5,009,591
Global Atlantic BlackRock Disciplined Core Portfolio	507,587,194	53,723,762	(7,623,065)	46,100,697
Global Atlantic BlackRock Disciplined Growth Portfolio	14,900,798	2,262,491	(212,442)	2,050,049
Global Atlantic BlackRock Disciplined International Core Portfolio	139,981,408	6,747,442	(9,723,550)	(2,976,108)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	164,413,518	24,854,395	(4,627,236)	20,227,159
Global Atlantic BlackRock Disciplined Small Cap Portfolio	17,436,786	2,223,450	(2,526,060)	(302,610)
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	22,317,776	2,520,136	(462,789)	2,057,347
Global Atlantic BlackRock Disciplined Value Portfolio	254,411,096	20,742,598	(8,320,381)	12,422,217
Global Atlantic BlackRock High Yield Portfolio	69,651,064	2,196,152	(988,713)	1,207,439
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	116,466,285	2,412,023	(376,517)	2,035,506
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	26,980,874	1,897,103	(879,588)	1,017,515
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	77,227,484	9,562,675	(1,670,219)	7,892,456
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	122,176,166	8,659,466	(4,893,858)	3,765,608